                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07076

                           Wilshire Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
               (Address of principal executive offices) (Zip code)

                                  David Lebisky
                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 610-382-8667

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]





                               SEMI-ANNUAL REPORT

                                  (Unaudited)


                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                    DOW JONES WILSHIRE 5000 INDEX PORTFOLIO






                                 June 30, 2005
                            ----------------------
                             www.wilshirefunds.com

                          Wilshire Mutual Funds, Inc.

           Shareholder Letter....................................   1
           Large Company Growth Portfolio:
              Commentary.........................................   2
           Large Company Value Portfolio:
              Commentary.........................................   4
           Small Company Growth Portfolio:
              Commentary.........................................   6
           Small Company Value Portfolio:
              Commentary.........................................   8
           Dow Jones Wilshire 5000 Index Portfolio:
              Commentary.........................................  10

           Disclosure of Fund Expenses...........................  12
           Statements of Investments:
              Large Company Growth Portfolio.....................  14
              Large Company Value Portfolio......................  20
              Small Company Growth Portfolio.....................  25
              Small Company Value Portfolio......................  33
              Dow Jones Wilshire 5000 Index Portfolio............  40

           Statements of Assets and Liabilities..................  76
           Statements of Operations..............................  78
           Statements of Changes in Net Assets...................  79

           Financial Highlights:
              Large Company Growth Portfolio.....................  83
              Large Company Value Portfolio......................  85
              Small Company Growth Portfolio.....................  87
              Small Company Value Portfolio......................  89
              Dow Jones Wilshire 5000 Index Portfolio............  91

           Notes to Financial Statements.........................  95
           Additional Fund Information........................... 100
           Board Approval of Advisory and Sub-Advisory Agreements 101

                 ---------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND DOW JONES WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

  Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Semi-Annual report to all shareholders of the Wilshire Mutual Funds, Inc., (the "Fund"). This report covers the six-month period ended June 30, 2005 (the "Period"), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Dow Jones Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT

After losing ground in the first quarter of the year, U.S. stocks recouped most of their losses to end the six months essentially flat with a return of 0.04% as measured by the Dow Jones Wilshire 5000/SM/ Composite Index. Bond markets fared better, despite the Federal Reserve Bank's continued policy of monetary tightening. For the Period, the Lehman Aggregate Bond Index, a broad measure of investment grade bonds, returned 2.15% as long-term yields declined.

The U.S. equity market witnessed a significant reversal in growth versus value stocks over the Period. During the first quarter of 2005, when markets declined in general, growth stocks fell more than value. As the market began to recover during the second quarter of the Period, this pattern partially reversed with value stocks lagging growth stocks, resulting in a return for the Dow Jones Wilshire Large Growth Index of -1.15%, versus 1.32% return for the Dow Jones Wilshire Value Index. This is a typical pattern, with defensive, value stocks providing more downside protection but lagging in a strong rising market. Energy was once again one of the top performing sectors in the market, returning more than 20% for the Period. Health Care and Financials companies also performed well, especially during the second quarter.

Economic activity for the Period continues to be strong, with June Consumer Confidence rising above its peak in January 2005. GDP growth remains on target, and despite oil prices surpassing $60/barrel in late June, inflation remains under control. The residential housing market continues to rise at a feverish pace, with existing home sales hitting record levels in the second quarter.

FUND PERFORMANCE OVERVIEW

Wilshire Associates is pleased to discuss the results with our shareholders during a challenging period in U.S. equity markets. Three of the four style funds outpaced their benchmarks for the Period. The Wilshire Large Company Growth Portfolio* returned -1.57% versus -1.72% for the Russell 1000 Growth Index. The Large Company Value Portfolio*, with a return of 1.78% just beat its benchmark return for the Russell 1000 Value Index, which returned 1.76%. The Small Company Growth Portfolio* declined 1.52% versus a decline of 3.59% for the Russell 2000 Growth Index. Only the Small Company Value Portfolio* trailed its benchmark with a return of 0.37% versus 0.89% for the Russell 2000 Value Index. The Dow Jones Wilshire 5000 Index Portfolio* fell 0.30% during the Period.

There was a change in the manager line-up for the Large Company Growth Portfolio. As a result of the departure of key investment staff from Transamerica Investment Management ("Transamerica") to Delaware Investments ("Delaware"), the portion of the Large Company Growth Portfolio that was managed by Transamerica was transferred to Delaware during the second quarter. The same investment team is managing the portfolio using an identical investment approach as was employed at Transamerica.

Sincerely,

Wilshire Associates Incorporated

* The performance stated is for Investment Class Shares.

                                    [GRAPHIC]



LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                         Average Annual Total Return*

                      Six Months Ended 06/30/05 (1.57)%**
                      One Year Ended 06/30/05..  2.38%
                      Five Years Ended 06/30/05 (6.29)%
                      Ten Years Ended 06/30/05. 10.02%

                          INSTITUTIONAL CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05........... (1.40)%**
                 One Year Ended 06/30/05.............  2.74%
                 Five Years Ended 06/30/05........... (5.99)%
                 Inception (7/15/96) through 06/30/05  9.44%

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.
** Not Annualized.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                         PORTFOLIO SECTOR WEIGHTING***
                             (As of June 30, 2005)

                                    [CHART]

Information Technology          27.1%
Health Care                     21.9%
Consumer Discretionary          15.0%
Consumer Staples                11.3%
Industrials                      9.4%
Financials                       6.8%
Telecommunication Services       3.0%
Materials                        2.4%
Energy                           1.8%
Utilities                        1.3%


*** Based on percent of Portfolio's total market value.

                                    [GRAPHIC]



LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)


Large Company Growth Portfolio (the "Fund") Investment Class Shares returned -1.57% while the Institutional Class Shares returned -1.40% during the six-month period ending June 30, 2005 (the "Period"). Both classes of the Fund outperformed its index, the Russell 1000 Growth Index, which returned -1.72% over the Period.

The large growth category struggled during the first half of 2005, underperforming its value counterparts, but still managed to outpace the small cap growth segment. After falling short of the benchmark in the first quarter, the Fund rebounded by a notable margin during the second quarter. In aggregate, the Fund outperformed due primarily to security selection, particularly within the Financials and Health Care sectors. Holdings in Genentech, Inc. (2.53% of portfolio) and WellPoint, Inc. (1.24% of portfolio) were among the largest contributors within the Health Care sector. Weight Watchers International, Inc. (1.38% of portfolio) and Gillette Co. (1.61%) also added significant value relative to the broad market.

While large cap growth companies have struggled year-to-date, the asset class experienced a slight rebound during the second quarter, and has provided attractive results during the past two years.

                                    [GRAPHIC]



LARGE COMPANY VALUE PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                         Average Annual Total Return*

                       Six Months Ended 06/30/05  1.78%**
                       One Year Ended 06/30/05.. 10.86%
                       Five Years Ended 06/30/05  7.97%
                       Ten Years Ended 06/30/05. 10.23%

                          INSTITUTIONAL CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05...........  1.96%**
                 One Year Ended 06/30/05............. 11.24%
                 Five Years Ended 06/30/05...........  8.27%
                 Inception (7/15/96) through 06/30/05  9.55%

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/05, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower.
** Not Annualized.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                         PORTFOLIO SECTOR WEIGHTING***
                             (As of June 30, 2005)

                                    [CHART]

Financials                      34.9%
Energy                          12.3%
Consumer Discretionary          11.9%
Health Care                      9.6%
Industrials                      8.7%
Information Technology           5.9%
Utilities                        4.9%
Consumer Staples                 4.8%
Telecommunication Services       4.0%
Materials                        3.0%


*** Based on percent of Portfolio's total market value.

                                    [GRAPHIC]



LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)


Large Company Value Portfolio (the "Fund") Investment Class Shares rose 1.78% while Institutional Class shares gained 1.96% during the six-month period ending June 30, 2005 (the "Period"). Both classes of the Fund outperformed the benchmark, the Russell 1000 Value Index, which returned 1.76% over the Period.

Value outperformed growth, while large value companies provided better returns than their smaller counterparts. Over the Period, several sectors had negative returns which included Capital Goods, Consumer Staples, Materials and Transportation. The worst performing industries for the Fund included Banks, Miscellaneous Finance, and Producer Goods. Stock selection within the Financials sector was another drag on performance as holdings of Freddie Mac (1.63% of portfolio) and Fannie Mae (1.07% of portfolio) significantly hurt the Fund.

On a positive note, the Fund benefited from stock selection in Energy, the top performing sector for the Period. Exxon Mobil Corp. (3.63% of portfolio), Valero Energy Corp. (0.94% of portfolio), and ConocoPhillips (1.73% of portfolio) all contributed positive returns for the Fund.

                                    [GRAPHIC]



SMALL COMPANY GROWTH PORTFOLIO COMMENTARY

                            INVESTMENT CLASS SHARES
                         Average Annual Total Return*

                      Six Months Ended 06/30/05 (1.52)%**
                      One Year Ended 06/30/05..  7.26%
                      Five Years Ended 06/30/05  5.04%
                      Ten Years Ended 06/30/05.  7.62%

                          INSTITUTIONAL CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05........... (1.33)%**
                 One Year Ended 06/30/05.............  7.69%
                 Five Years Ended 06/30/05...........  5.27%
                 Inception (7/15/96) through 06/30/05  7.33%

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/05, fees totaling 1.11% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.
** Not Annualized.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                         PORTFOLIO SECTOR WEIGHTING***
                             (As of June 30, 2005)

                                    [CHART]

Consumer Discretionary               24.1%
Information Technology               20.9%
Health Care                          18.1%
Industrials                          13.5%
Financials                            9.2%
Energy                                5.5%
Exchange Traded Funds                 2.4%
Telecommunication Services            2.2%
Materials                             2.1%
Consumer Staples                      1.8%
Utilities                             0.2%


*** Based on percent of Portfolio's total market value.

                                    [GRAPHIC]



SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Growth Portfolio (the "Fund") Investment Class Shares returned -1.52%, while Institutional Class Shares returned -1.33% during the six-month period ended June 30, 2005 (the "Period"). Both classes of the Fund outperformed the benchmark, the Russell 2000 Growth Index, which returned -3.59% over the Period.

The small growth category underperformed both its value counterparts and the large growth category the first half of 2005. Energy was the leading sector for the small growth sector over this Period. And the worse performing sectors were Information Technology and Materials.

In this Period, the Fund outperformed primarily due to positive security selection in the Health Care and Financials sectors. The major contributors in Health Care included Respironics, Inc. (0.68% of the portfolio), ResMed, Inc. (0.57% of the portfolio), and Covance, Inc. (0.82% of the portfolio). The two holdings that contributed the most to the Fund in aggregate during the first of the 2005 are GameStop Corp. (consumer discretionary) and Southwestern Energy Co. (energy).

                                    [GRAPHIC]



SMALL COMPANY VALUE PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                         Average Annual Total Return*

                       Six Months Ended 06/30/05  0.37%**
                       One Year Ended 06/30/05.. 11.94%
                       Five Years Ended 06/30/05 16.79%
                       Ten Years Ended 06/30/05. 11.03%

                          INSTITUTIONAL CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05...........  0.56%**
                 One Year Ended 06/30/05............. 12.26%
                 Five Years Ended 06/30/05........... 17.10%
                 Inception (7/15/96) through 06/30/05 11.24%

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/05, fees totaling 0.70% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.
** Not Annualized.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                         PORTFOLIO SECTOR WEIGHTING***
                             (As of June 30, 2005)

                                    [CHART]

Financials                      30.7%
Consumer Discretionary          17.2%
Industrials                     15.7%
Information Technology           8.0%
Materials                        7.8%
Energy                           7.6%
Consumer Staples                 4.4%
Utilities                        4.4%
Health Care                      3.3%
Telecommunication Services       0.9%


*** Based on percent of Portfolio's total market value.

                                    [GRAPHIC]



SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Value Portfolio Investment Class Shares (the "Fund") gained 0.37% while Institutional Class Shares gained 0.56% during the six-month period ended June 30, 2005 (the "Period"). Both classes of the Fund underperformed the index that the Fund uses as a benchmark. The benchmark index is the Russell 2000 Value Index, which returned 0.89% over the Period.

A significant overweight and poor stock selection in the Materials sector caused the Fund to under perform the benchmark. Within the Materials sector, the worst performers were Sappi, Ltd. (0.81% of the portfolio), Wausau Paper Corp. (0.73% of the portfolio), and Buckeye Technologies (0.63% of the portfolio). The adversary effect of Materials exposure was largely offset by the overweight and the positive stock selection in Energy, which outperformed all other sectors during the Period. The top three holdings within the Energy sector, Stolt Offshore (0.83% of the portfolio), Denbury Resourses, Inc. (1.06% of the portfolio), and Southwestern Energy Co. (0.65% of the portfolio) were significant sources of value added for the Period.

                                    [GRAPHIC]



DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05.......... (0.30)%**
                 One Year Ended 06/30/05............  6.99%
                 Five Years Ended 06/30/05.......... (2.04)%
                 Inception (2/1/99) through 06/30/05  0.83%

                          INSTITUTIONAL CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05.......... (0.40)%**
                 One Year Ended 06/30/05............  6.93%
                 Five Years Ended 06/30/05.......... (2.10)%
                 Inception (2/1/99) through 06/30/05  0.94%

                            QUALIFIED CLASS SHARES
                         Average Annual Total Return*

                 Six Months Ended 06/30/05........... (0.20)%**
                 One Year Ended 06/30/05.............  7.37%
                 Five Years Ended 06/30/05........... (1.73)%
                 Inception (5/10/00) through 06/30/05  1.12%

                           HORACE MANN CLASS SHARES
                         Average Annual Total Return*

                Six Months Ended 06/30/05............ (0.40)%**
                One Year Ended 06/30/05..............  6.83%
                Five Years Ended 06/30/05............ (2.14)%
                Inception (12/10/99) through 06/30/05 (0.91)%

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/05, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.
** Not Annualized.

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                                    [GRAPHIC]



DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)


                         PORTFOLIO SECTOR WEIGHTING***
                             (As of June 30, 2005)

                                    [CHART]

Financials                       21.5%
Information Technology           15.5%
Health Care                      13.4%
Consumer Discretionary           11.8%
Industrials                      11.0%
Consumer Staples                  8.5%
Energy                            8.5%
Utilities                         3.6%
Telecommunication Services        3.2%
Materials                         3.0%


Dow Jones Wilshire 5000 Index Portfolio (the "Fund") Investment Class Shares were down -0.30% while Institutional Class Shares were also down -0.40% during the six-month period ended June 30, 2005 (the "Period"). The Fund uses the Dow Jones Wilshire 5000 Index as the benchmark. Both classes of the Fund underperformed the benchmark, as the Index posted a relative flat return of 0.05% over the Period.

The Federal Reserve continued their tightening campaign with four 25 basis point rate hikes, bringing the Fed Funds rate from 2.25% to 3.25%. Oil prices were highly volatile during the Period, gyrating from lows near $41/barrel at the beginning of the year to almost $61/barrel in June, before selling off in the final week to finish at $56.50/barrel. Concerns over emerging market demand, supply fears, and an alleged increase in speculative activity all contributed to the volatility in oil prices.

The Fund got off to a rocky start during the 1/st/ quarter of 2005 with small cap stocks leading the way down. The Fund rebounded during the 2/nd/ quarter offsetting 1/st/ quarter losses with small cap stocks outperforming large cap stocks by a substantial margin. The strongest returns for the Fund came from the Energy sector. Strong performing stocks included Exxon Mobil Corp. (2.77% of portfolio) and Chevron Corp. (0.84% of portfolio). The Fund was hurt by select Information Technology companies including Microsoft Corp. (1.79% of portfolio) and IBM (0.92% of portfolio). The worst performing sector for the period was Transportation. UPS (0.65% of portfolio) experienced significant loss during the Period.

*** Based on percent of Portfolio's total market value.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
                       For the Six Month Period Ended June 30, 2005 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
                       For the Six Month Period Ended June 30, 2005 (Unaudited)


                                        Beginning  Ending
                                         Account  Account                Expenses Paid
                                          Value    Value    Expense      During Period
                                        01/01/05  06/30/05 Ratio (1) 01/01/05--06/30/05 (2)
                                        --------- -------- --------- ----------------------
Large Company Growth Portfolio
-------------------------------------------------------------------------------------------
Actual Fund Return
Investment Class....................... $1,000.00   984.30   1.46%           $7.18
Institutional Class.................... $1,000.00   986.00   1.07%           $5.27
Hypothetical 5% Return
Investment Class....................... $1,000.00 1,017.55   1.46%           $7.30
Institutional Class.................... $1,000.00 1,019.49   1.07%           $5.36
Large Company Value Portfolio
-------------------------------------------------------------------------------------------
Actual Fund Return
Investment Class....................... $1,000.00 1,017.80   1.66%           $8.31
Institutional Class.................... $1,000.00 1,019.60   1.33%           $6.66
Hypothetical 5% Return
Investment Class....................... $1,000.00 1,016.56   1.66%           $8.30
Institutional Class.................... $1,000.00 1,018.20   1.33%           $6.66
Small Company Growth Portfolio
-------------------------------------------------------------------------------------------
Actual Fund Return
Investment Class....................... $1,000.00   984.80   1.50%           $7.38
Institutional Class.................... $1,000.00   986.70   1.15%           $5.66
Hypothetical 5% Return
Investment Class....................... $1,000.00 1,017.36   1.50%           $7.50
Institutional Class.................... $1,000.00 1,019.09   1.15%           $5.76
Small Company Value Portfolio
-------------------------------------------------------------------------------------------
Actual Fund Return
Investment Class....................... $1,000.00 1,003.70   1.42%           $7.05
Institutional Class.................... $1,000.00 1,005.60   1.12%           $5.57
Hypothetical 5% Return
Investment Class....................... $1,000.00 1,017.75   1.42%           $7.10
Institutional Class.................... $1,000.00 1,019.24   1.12%           $5.61
Dow Jones Wilshire 5000 Index Portfolio
-------------------------------------------------------------------------------------------
Actual Fund Return
Investment Class....................... $1,000.00   997.00   0.86%           $4.26
Institutional Class.................... $1,000.00   996.00   0.56%           $2.77
Qualified Class........................ $1,000.00   998.00   0.96%           $4.76
Horace Mann Class...................... $1,000.00   996.00   0.91%           $4.50
Hypothetical 5% Return
Investment Class....................... $1,000.00 1,020.53   0.86%           $4.31
Institutional Class.................... $1,000.00 1,022.02   0.56%           $2.81
Qualified Class........................ $1,000.00 1,020.03   0.96%           $4.81
Horace Mann Class...................... $1,000.00 1,020.28   0.91%           $4.56

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.

(2) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 99.7%
Consumer Discretionary - 14.9%
     26,800     Abercrombie & Fitch Co.,
                Class A ............................ $1,841,160
     17,069     Alliance Data Systems
                Corp.\* ............................    692,319
     99,916     American Eagle Outfitters ..........  3,062,424
     20,200     Autoliv, Inc. ......................    884,760
     29,100     Autonation, Inc.\* .................    597,132
      8,400     Barnes & Noble, Inc.\* .............    325,920
      4,800     Bebe Stores, Inc. ..................    127,056
      7,600     Bed Bath & Beyond, Inc.\* ..........    317,528
      5,600     Best Buy Co., Inc. .................    383,880
     12,615     BJ's Wholesale Club, Inc.\* ........    409,861
     19,400     Black & Decker Corp. ...............  1,743,090
      2,900     Borders Group, Inc. ................     73,399
     27,000     Brinker International, Inc.\* ......  1,081,350
     11,600     Choice Hotels International,
                Inc. ...............................    762,120
     86,066     Circuit City Stores, Inc. ..........  1,488,081
     61,700     Coach, Inc.\* ......................  2,071,269
     19,300     Comcast Corp., Class A\* ...........    592,510
     34,300     Darden Restaurants, Inc. ...........  1,131,214
     28,600     Dillard's, Inc., Class A ...........    669,812
      8,308     Eastman Kodak Co. ..................    223,070
    210,374     eBay, Inc.\* .......................  6,944,446
      2,939     Getty Images, Inc.\* ...............    218,250
    203,383     Goodyear Tire & Rubber Co.
                (The)\* ............................  3,030,407
      3,528     Harley-Davidson, Inc. ..............    174,989
     18,500     Home Depot, Inc. ...................    719,650
    250,000     International Game
                Technology .........................  7,037,500
     47,299     Interpublic Group of
                Companies, Inc.\* ..................    576,102
      6,300     Johnson Controls, Inc. .............    354,879
     31,413     Laidlaw International, Inc.\* ......    757,053
      2,523     Lowe's Cos., Inc. ..................    146,889
      8,100     Men's Wearhouse, Inc.\* ............    278,883
    180,000     MGM Mirage\* .......................  7,124,400


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
     15,900     Michaels Stores, Inc. .............. $  657,783
      9,137     New York Times Co., Class
                A ..................................    284,618
     18,700     Polaris Industries, Inc. ...........  1,009,800
     11,971     RadioShack Corp. ...................    277,368
      4,066     Regal Entertainment Group,
                Class A ............................     76,766
      5,000     Reynolds American, Inc. ............    394,000
     28,800     Rite Aid Corp.\* ...................    120,384
      9,000     Saks, Inc.\* .......................    170,730
    425,000     Staples, Inc. ......................  9,061,000
      3,400     Starbucks Corp.\* ..................    175,644
     36,500     Target Corp. .......................  1,985,965
    103,900     Time Warner, Inc.\* ................  1,736,169
     13,400     TJX Cos., Inc. .....................    326,290
      1,072     Toll Brothers, Inc.\* ..............    108,862
     35,699     Viacom, Inc., Class B ..............  1,143,082
     71,800     Walt Disney Co. (The) ..............  1,807,924
    145,000     Weight Watchers
                International, Inc.\* ..............  7,483,450
        400     Westwood One, Inc. .................      8,172
    250,000     XM Satellite Radio Holdings,
                Inc., Class A\* ....................  8,415,000

                                                     ----------
                                                     81,084,410
                                                     ----------
Consumer Staples - 11.3%
     10,000     7-Eleven, Inc.\* ...................    302,400
      7,771     Alberto-Culver Co. .................    336,717
     20,000     Altria Group, Inc. .................  1,293,200
     38,100     Anheuser-Busch Cos., Inc. ..........  1,743,075
     59,967     Archer-Daniels-Midland Co...........  1,282,094
      5,300     Bunge, Ltd. ........................    336,020
     56,800     Coca-Cola Co. (The) ................  2,371,400
     12,000     Colgate-Palmolive Co. ..............    598,920
     18,400     Costco Wholesale Corp. .............    824,688
     22,200     CVS Corp. ..........................    645,354
     31,259     Energizer Holdings, Inc.\* .........  1,943,372
      2,400     Estee Lauder Cos., Inc., Class
                A (The) ............................     93,912


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                             Value
---------------                                   ----------------
Consumer Staples (continued)
    171,900     Gillette Co. (The) .............. $8,703,297
     26,300     Hershey Co. (The) ...............  1,633,230
     21,800     Monsanto Co. ....................  1,370,566
     11,000     PepsiAmericas, Inc. .............    282,260
     56,100     PepsiCo, Inc. ...................  3,025,473
      7,400     Pilgrim's Pride Corp. ...........    252,562
    149,800     Procter & Gamble Co. ............  7,901,950
        800     Supervalu, Inc. .................     26,088
     24,111     Tyson Foods, Inc., Class A ......    429,176
      3,600     UST, Inc. .......................    164,376
    275,450     Walgreen Co. .................... 12,667,946
    272,900     Wal-Mart Stores, Inc. ........... 13,153,780

                                                  ----------
                                                  61,381,856
                                                  ----------
Energy - 1.8%
     22,169     Amerada Hess Corp. ..............  2,361,220
      7,400     Anadarko Petroleum Corp. ........    607,910
     30,000     Burlington Resources, Inc. ......  1,657,200
     18,438     ConocoPhillips ..................  1,060,001
      8,100     Helmerich & Payne, Inc. .........    380,052
     10,377     Marathon Oil Corp. ..............    553,820
     18,502     Sunoco, Inc. ....................  2,103,307
     10,332     Valero Energy Corp. .............    817,365
      2,600     XTO Energy, Inc. ................     88,374

                                                  ----------
                                                   9,629,249
                                                  ----------
Financials - 6.8%
      8,900     Affiliated Managers Group,
                Inc.\* ..........................    608,137
     84,914     American Financial Realty
                Trust ...........................  1,305,977
     87,715     AmeriCredit Corp.\* .............  2,236,732
      1,400     Arthur J Gallagher & Co. ........     37,982
     35,300     Bank of America Corp. ...........  1,610,033
      4,500     Bank of Hawaii Corp. ............    228,375
      2,400     Capital One Financial Corp.......    192,024
      5,200     CBL & Associates Properties,
                Inc. ............................    223,964


     Shares                                             Value
---------------                                   ----------------
Financials (continued)
     30,000     Chicago Mercantile
                Exchange Holdings, Inc. ......... $8,865,000
      4,900     Equity Office Properties
                Trust ...........................    162,190
     24,979     Fannie Mae ......................  1,458,775
     38,670     Fidelity National Financial,
                Inc. ............................  1,380,132
      2,200     Franklin Resources, Inc. ........    169,356
      9,200     Freddie Mac .....................    600,116
     21,100     Genworth Financial, Inc.,
                Class A .........................    637,853
        583     Goldman Sachs Group, Inc.........     59,478
     10,403     HCC Insurance Holdings,
                Inc. ............................    393,962
     19,595     HRPT Properties Trust ...........    243,566
      2,862     Hudson City Bancorp, Inc. .......     32,655
      9,660     iStar Financial, Inc. ...........    401,759
     20,900     Loews Corp. .....................  1,619,750
     28,800     MBIA, Inc. ......................  1,708,128
     18,360     MBNA Corp. ......................    480,298
    220,506     Moody's Corp. ...................  9,913,950
      1,559     Nationwide Financial
                Services, Class A ...............     59,148
      4,000     Prologis ........................    160,960
     14,894     SLM Corp. .......................    756,615
        300     St Joe Co. (The) ................     24,462
      3,629     T. Rowe Price Group, Inc. .......    227,175
     17,280     Thornburg Mortgage, Inc. ........    503,366
      6,600     Wachovia Corp. ..................    327,360
      4,800     WR Berkley Corp. ................    171,264

                                                  ----------
                                                  36,800,542
                                                  ----------
Health Care - 21.8%
     85,886     Abbott Laboratories .............  4,209,273
     18,842     Accredo Health, Inc.\* ..........    855,427
     51,106     Aetna, Inc. .....................  4,232,599
    123,330     Allergan, Inc. .................. 10,512,649
     20,100     AmerisourceBergen Corp. .........  1,389,915
     91,355     Amgen, Inc.\* ...................  5,523,323


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
     17,800     Barr Pharmaceuticals, Inc.\* ...... $   867,572
     19,877     Baxter International, Inc. ........     737,437
     32,900     Becton Dickinson & Co. ............   1,726,263
      6,900     Biogen Idec, Inc.\* ...............     237,705
      8,313     Biomet, Inc. ......................     287,962
     85,600     Bristol-Myers Squibb Co. ..........   2,138,288
     14,791     Cardinal Health, Inc. .............     851,666
     39,399     Caremark Rx, Inc.\* ...............   1,754,043
      6,400     Cephalon, Inc.\* ..................     254,784
      2,260     Chiron Corp.\* ....................      78,851
     12,657     Cigna Corp. .......................   1,354,679
     10,700     Coventry Health Care, Inc.\*.......     757,025
      3,400     Dade Behring Holdings,
                Inc. ..............................     221,034
     17,950     DaVita, Inc.\* ....................     816,366
     34,893     Edwards Lifesciences Corp.\*.......   1,501,097
     49,300     Eli Lilly & Co. ...................   2,746,503
      6,800     Eon Labs, Inc.\* ..................     208,352
     30,928     Fisher Scientific
                International, Inc.\* .............   2,007,227
      5,241     Forest Laboratories, Inc.\* .......     203,613
    170,400     Genentech, Inc.\* .................  13,679,712
     41,400     Genzyme Corp.\* ...................   2,487,726
     21,642     Gilead Sciences, Inc.\* ...........     952,032
     17,000     Guidant Corp. .....................   1,144,100
     40,200     HCA, Inc. .........................   2,278,134
      3,600     Health Management
                Associates, Inc., Class A .........      94,248
      5,978     Hospira, Inc.\* ...................     233,142
     23,972     Humana, Inc.\* ....................     952,647
     40,900     IMS Health, Inc. ..................   1,013,093
    190,028     Johnson & Johnson .................  12,351,820
     20,500     Kinetic Concepts, Inc.\* ..........   1,230,000
      4,000     Kos Pharmaceuticals, Inc.\* .......     262,000
     23,700     Lincare Holdings, Inc.\* ..........     967,908
      8,047     Medco Health Solutions,
                Inc.\* ............................     429,388
     59,640     Medtronic, Inc. ...................   3,088,756
     68,022     Merck & Co., Inc. .................   2,095,078


     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      1,100     Mylan Laboratories, Inc. .......... $    21,164
     24,252     Pacificare Health Systems,
                Inc.\* ............................   1,732,805
     19,137     PerkinElmer, Inc. .................     361,689
     66,027     Pfizer, Inc. ......................   1,821,025
     10,585     Pharmaceutical Product
                Development, Inc.\* ...............     496,013
      4,400     Quest Diagnostics, Inc. ...........     234,388
        200     Respironics, Inc.\* ...............       7,222
      3,900     St. Jude Medical, Inc.\* ..........     170,079
      8,000     Stryker Corp. .....................     380,480
    144,924     UnitedHealth Group, Inc. ..........   7,556,337
     15,373     VCA Antech, Inc.\* ................     372,795
     96,000     WellPoint, Inc.\* .................   6,685,440
     47,500     Wyeth .............................   2,113,750
    100,000     Zimmer Holdings, Inc.\* ...........   7,617,000

                                                    -----------
                                                    118,303,624
                                                    -----------
Industrials - 9.3%
     28,250     3M Co. ............................   2,042,475
     10,100     Alliant Techsystems, Inc.\* .......     713,060
     49,420     Allied Waste Industries,
                Inc.\* ............................     391,901
     20,856     Apollo Group, Inc., Class A\*......   1,631,356
      5,872     Avery Dennison Corp. ..............     310,981
     40,600     Boeing Co. ........................   2,679,600
     90,873     Cendant Corp. .....................   2,032,829
     25,081     CNF, Inc. .........................   1,126,137
     34,400     Emerson Electric Co. ..............   2,154,472
      4,700     Equifax, Inc. .....................     167,837
    140,000     Expeditors International
                Washington, Inc. ..................   6,973,400
    242,393     General Electric Co. ..............   8,398,917
      2,500     H&R Block, Inc. ...................     145,875
     12,300     HNI Corp. .........................     629,145
     89,700     Hunt (JB) Transport Services,
                Inc. ..............................   1,731,210
      3,300     Illinois Tool Works, Inc. .........     262,944
    103,130     Ingram Micro, Inc., Class A\*......   1,615,016


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        100     ITT Educational Services,
                Inc.\* ............................ $    5,342
      4,100     ITT Industries, Inc. ..............    400,283
     35,100     Lockheed Martin Corp. .............  2,276,937
     34,300     Norfolk Southern Corp. ............  1,061,928
      7,900     Pitney Bowes, Inc. ................    344,045
      9,900     Republic Services, Inc. ...........    356,499
      4,900     Rockwell Collins, Inc. ............    233,632
     20,800     Ryder System, Inc. ................    761,280
     18,689     Southwest Airlines Co. ............    260,338
      9,000     Swift Transportation, Inc.\* ......    209,610
      2,100     Textron, Inc. .....................    159,285
     41,154     Timken Co. ........................    950,657
     18,200     Toro Co. ..........................    702,702
    100,000     United Parcel Service, Inc.,
                Class B ...........................  6,916,000
     45,700     Waste Management, Inc. ............  1,295,138
      6,610     WW Grainger, Inc. .................    362,162
     26,925     Yellow Roadway Corp.\* ............  1,367,790

                                                    ----------
                                                    50,670,783
                                                    ----------
Information Technology - 27.0%
     44,000     Adobe Systems, Inc. ...............  1,259,280
     99,600     Advanced Micro Devices,
                Inc.\* ............................  1,727,064
      7,400     Altera Corp.\* ....................    146,668
     16,122     Analog Devices, Inc. ..............    601,512
    114,114     Apple Computer, Inc.\* ............  4,200,536
     26,556     Applied Materials, Inc. ...........    429,676
      1,300     Arrow Electronics, Inc.\* .........     35,308
     69,038     Autodesk, Inc. ....................  2,372,836
     14,228     Automatic Data Processing,
                Inc. ..............................    597,149
     22,476     BEA Systems, Inc.\* ...............    197,339
     12,600     BMC Software, Inc.\* ..............    226,170
      5,400     Broadcom Corp., Class A\* .........    191,754
        700     Certegy, Inc. .....................     26,754
     36,444     CheckFree Corp.\* .................  1,241,284
    329,639     Cisco Systems, Inc.\* .............  6,299,401


     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
     19,602     Citrix Systems, Inc.\* ............ $  424,579
     32,072     Cognizant Technology
                Solutions Corp., Class A\* ........  1,511,553
     14,800     Comcast Corp., Special Class
                A\* ...............................    443,260
        144     Computer Associates
                International, Inc. ...............      3,957
     36,300     Computer Sciences Corp.\* .........  1,586,310
     11,700     Comverse Technology, Inc.\*........    276,705
    123,670     Dell, Inc.\* ......................  4,886,203
      3,358     Diebold, Inc. .....................    151,479
     24,090     EMC Corp.\* .......................    330,274
    279,800     First Data Corp. .................. 11,231,172
      7,220     Flir Systems, Inc.\* ..............    215,445
     70,000     Freescale Semiconductor,
                Inc., Class A\* ...................  1,470,700
     81,303     Freescale Semiconductor,
                Inc., Class B\* ...................  1,721,999
      5,900     Global Payments, Inc. .............    400,020
      9,950     Google, Inc., Class A\* ...........  2,926,792
     46,200     Hewlett-Packard Co. ...............  1,086,162
    405,984     Intel Corp. ....................... 10,579,943
     34,717     International Business
                Machines Corp. ....................  2,576,001
      3,449     International Rectifier
                Corp.\* ...........................    164,586
    170,195     Intuit, Inc.\* ....................  7,677,496
     28,764     Jabil Circuit, Inc.\* .............    883,918
      2,700     KLA-Tencor Corp. ..................    117,990
      6,876     Lam Research Corp.\* ..............    198,991
     11,581     Lexmark International, Inc.,
                Class A\* .........................    750,796
    241,844     Liberty Global, Inc., Class
                A\* ............................... 11,286,849
    183,300     Liberty Media Corp., Class
                A\* ...............................  1,867,827
     20,900     Linear Technology Corp. ...........    766,821
     12,020     Maxim Integrated Products,
                Inc. ..............................    459,284
     77,692     McAfee, Inc.\* ....................  2,033,978


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                            Value
---------------                                  ----------------
Information Technology (continued)
      5,077     Microchip Technology, Inc....... $   150,381
    105,710     Micron Technology, Inc.\* ......   1,079,299
    771,848     Microsoft Corp. ................  19,172,704
    120,000     NAVTEQ Corp.\* .................   4,461,600
      1,700     Network Appliance, Inc.\* ......      48,059
    236,024     Paychex, Inc. ..................   7,680,221
    461,090     Qualcomm, Inc. .................  15,220,581
      2,000     Sabre Holdings Corp., Class
                A ..............................      39,900
    250,000     SanDisk Corp.\* ................   5,932,500
     38,209     Sanmina-SCI Corp.\* ............     209,003
     20,300     Seagate Technology\* ...........     356,265
     43,300     Symantec Corp.\* ...............     941,342
      7,716     Tech Data Corp.\* ..............     282,483
     25,100     Tellabs, Inc.\* ................     218,370
     31,318     Texas Instruments, Inc. ........     879,096
     36,240     VeriSign, Inc.\* ...............   1,042,262
     12,200     Western Digital Corp.\* ........     163,724
     35,148     Yahoo!, Inc.\* .................   1,217,878

                                                 -----------
                                                 146,679,489
                                                 -----------
Materials - 2.5%
      3,500     Alcoa, Inc. ....................      91,455
      7,900     Ball Corp. .....................     284,084
      2,000     du Pont (E.I.) de Nemours &
                Co. ............................      86,020
      2,800     Ecolab, Inc. ...................      90,608
      7,677     Georgia-Pacific Corp. ..........     244,129
     18,500     International Paper Co. ........     558,885
     49,681     Lyondell Chemical Co. ..........   1,312,571
     16,500     Massey Energy Co. ..............     622,380
     27,000     Nucor Corp. ....................   1,231,740
        400     Phelps Dodge Corp. .............      37,000
    150,000     Praxair, Inc. ..................   6,990,000
        530     RPM International, Inc. ........       9,678
      1,000     Sealed Air Corp.\* .............      49,790
      5,240     United States Steel Corp. ......     180,099
      9,300     USG Corp.\* ....................     395,250


     Shares                                            Value
---------------                                  ----------------
Materials (continued)
      9,700     Weyerhaeuser Co. ............... $   617,405

                                                 -----------
                                                  12,801,094
                                                 -----------
Telecommunication Services - 3.0%
      5,400     Alltel Corp. ...................     336,313
     40,100     CenturyTel, Inc. ...............   1,388,663
     50,296     Citizens Communications
                Co. ............................     675,978
     35,785     Juniper Networks, Inc.\* .......     901,066
    251,100     Nextel Communications,
                Inc., Class A\* ................   8,113,041
      1,766     Nextel Partners, Inc., Class
                A\* ............................      44,450
     39,090     Spectrasite, Inc.\* ............   2,909,470
     50,900     Sprint Corp. ...................   1,277,081
      5,900     Telephone & Data Systems,
                Inc. ...........................     240,779
      5,900     Telephone & Data Systems,
                Inc. (Special Shares)\* ........     226,206
     11,433     Verizon Communications,
                Inc. ...........................     395,010

                                                 -----------
                                                  16,508,057
                                                 -----------
Utilities - 1.3%
     63,202     AES Corp.\* ....................   1,035,249
      1,411     Dominion Resources, Inc. .......     103,553
     43,203     Duke Energy Corp. ..............   1,284,425
     16,900     NRG Energy, Inc.\* .............     635,440
     43,900     PG&E Corp. .....................   1,648,006
     28,946     TXU Corp. ......................   2,405,123

                                                 -----------
                                                   7,111,796
                                                 -----------


Total Investments -
99.7%
(Cost $468,478,302)  $540,970,900
Other Assets &          1,900,037
                     ------------
Liabilities, Net -
0.3%
NET ASSETS - 100.0%  $542,870,937
                     ============


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)

     FUTURES CONTRACTS - LONG POSITIONS


 Number of                             Unrealized
 Contracts                            Appreciation
-----------                          -------------
26            CME E-Mini S&P 500     $13,681
                                     =======

     \* Non-income producing security.


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 98.1%
Consumer Discretionary - 11.6%
      3,571     Alliance Data Systems
                Corp.\* ............................    $  144,840
      1,300     American Axle &
                Manufacturing Holdings,
                Inc. ...............................        32,851
      6,130     American Eagle Outfitters ..........       187,884
      7,893     Blockbuster, Inc., Class A .........        71,984
      1,300     BorgWarner, Inc. ...................        69,771
      1,100     Brinker International, Inc.\* ......        44,055
        960     Centex Corp. .......................        67,843
      2,200     Clear Channel Communi-
                cations, Inc. ......................        68,046
      6,700     Comcast Corp., Class A\* ...........       205,690
      1,900     Cooper Tire & Rubber Co. ...........        35,283
      4,400     Dana Corp. .........................        66,044
     19,563     Dillard's, Inc., Class A ...........       458,165
      5,802     Eastman Kodak Co. ..................       155,784
      1,800     Federated Department
                Stores, Inc. .......................       131,904
      5,304     Ford Motor Co. .....................        54,313
      1,200     Fortune Brands, Inc. ...............       106,560
      1,800     Gap, Inc. (The) ....................        35,550
        367     General Motors Corp. ...............        12,478
      1,200     Goodyear Tire & Rubber Co.
                (The)\* ............................        17,880
        796     Harrah's Entertainment, Inc.........        57,365
      7,100     Interpublic Group of
                Companies, Inc.\* ..................        86,478
     10,425     Johnson Controls, Inc. .............       587,240
      1,200     Jones Apparel Group, Inc. ..........        37,248
        500     KB Home ............................        38,115
      1,400     Lear Corp. .........................        50,932
      5,200     Limited Brands, Inc. ...............       111,384
      6,075     Magna International, Inc.,
                Class A ............................       427,317
     14,676     McDonald's Corp. ...................       407,259
      4,700     Newell Rubbermaid, Inc. ............       112,048
      1,800     Nordstrom, Inc. ....................       122,346
      6,100     Office Depot, Inc.\* ...............       139,324


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
     13,775     RadioShack Corp. ...................    $  319,167
      2,079     Reynolds American, Inc. ............       163,825
      2,300     Target Corp. .......................       125,143
     36,507     Time Warner, Inc.\* ................       610,032
     21,350     TJX Cos., Inc. .....................       519,872
      1,000     V.F. Corp. .........................        57,220
        700     Viacom, Inc., Class B ..............        22,414
        900     Walt Disney Co. (The) ..............        22,662
        300     Wendy's International, Inc. ........        14,295
     12,600     Whirlpool Corp. ....................       883,386
        500     Wiley (John) & Sons, Inc.,
                Class A ............................        19,865

                                                        ----------
                                                         6,901,862
                                                        ----------
Consumer Staples - 4.7%
      9,699     Altria Group, Inc. .................       627,137
      5,390     Archer-Daniels-Midland Co...........       115,238
      1,600     Autozone, Inc.\* ...................       147,936
      1,800     Avon Products, Inc. ................        68,130
        349     Colgate-Palmolive Co. ..............        17,419
        716     Costco Wholesale Corp. .............        32,091
      4,100     Del Monte Foods Co.\* ..............        44,157
      2,600     General Mills, Inc. ................       121,654
      2,000     Kellogg Co. ........................        88,880
      2,200     Kimberly-Clark Corp. ...............       137,698
      7,400     Kroger Co. (The)\* .................       140,822
      1,100     PepsiCo, Inc. ......................        59,323
      3,900     Safeway, Inc.\* ....................        88,101
     41,100     Sara Lee Corp. .....................       814,191
      2,300     Supervalu, Inc. ....................        75,003
      1,500     Tyson Foods, Inc., Class A .........        26,700
      1,400     Unilever NV ........................        90,762
      2,400     UST, Inc. ..........................       109,584

                                                        ----------
                                                         2,804,826
                                                        ----------
Energy - 12.1%
      4,600     Amerada Hess Corp. .................       489,946
        223     Ashland, Inc. ......................        16,027

                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                             Value
---------------                                   ----------------
Energy (continued)
      5,250     BP PLC ADR ...................... $ 327,495
      1,200     Burlington Resources, Inc. ......    66,288
     19,000     Chevron Corp. ................... 1,062,480
     17,550     ConocoPhillips .................. 1,008,950
      4,178     Devon Energy Corp. ..............   211,741
      2,100     Diamond Offshore Drilling,
                Inc. ............................   112,203
      5,278     EOG Resources, Inc. .............   299,790
     36,749     Exxon Mobil Corp. ............... 2,111,965
      2,500     GlobalSantaFe Corp. .............   102,000
      6,354     Marathon Oil Corp. ..............   339,113
      2,700     Occidental Petroleum Corp........   207,711
      2,700     Rowan Cos., Inc. ................    80,217
        800     Total Petroleum - ADR ...........    94,584
      1,500     Unocal Corp. ....................    97,575
      6,892     Valero Energy Corp. .............   545,226

                                                  ---------
                                                  7,173,311
                                                  ---------
Financials - 34.2%
      1,800     ACE, Ltd. .......................    80,730
      9,750     Allstate Corp. ..................   582,562
      7,311     American Financial Realty
                Trust ...........................   112,443
      4,670     American International
                Group, Inc. .....................   271,327
      5,198     AmeriCredit Corp.\* .............   132,549
     19,025     AON Corp. .......................   476,386
     30,446     Bank of America Corp. ........... 1,388,642
      1,400     BB&T Corp. ......................    55,958
        800     Bear Stearns Cos., Inc.
                (The) ...........................    83,152
        100     Boston Properties, Inc. .........     7,000
        600     Capital One Financial Corp.......    48,006
      1,700     Chubb Corp. .....................   145,537
      9,850     CIT Group, Inc. .................   423,254
     51,875     Citigroup, Inc. ................. 2,398,180
        700     City National Corp. .............    50,197
      7,825     Comerica, Inc. ..................   452,285
      9,400     Commerce Bancorp, Inc. ..........   284,914


     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      4,100     Countrywide Financial
                Corp. ........................... $ 158,301
      1,262     E*Trade Financial Corp.\* .......    17,655
      1,200     Eaton Vance Corp. ...............    28,692
      1,300     Equity Office Properties
                Trust ...........................    43,030
     10,675     Fannie Mae ......................   623,420
      4,142     Fidelity National Financial,
                Inc. ............................   147,828
      9,600     Fifth Third Bancorp .............   395,616
      1,400     Franklin Resources, Inc. ........   107,772
     14,500     Freddie Mac .....................   945,835
      5,100     Genworth Financial, Inc.,
                Class A .........................   154,173
      1,200     Golden West Financial
                Corp. ...........................    77,256
      3,900     Goldman Sachs Group, Inc.........   397,878
      2,300     Hartford Financial Services
                Group, Inc. .....................   171,994
        800     HCC Insurance Holdings,
                Inc. ............................    30,296
     30,266     HRPT Properties Trust ...........   376,206
      4,400     Huntington Bancshares, Inc.......   106,216
      1,181     Investors Financial Services
                Corp. ...........................    44,665
        900     iStar Financial, Inc. ...........    37,431
     10,496     JPMorgan Chase & Co. ............   370,719
      4,100     KeyCorp .........................   135,915
      3,500     Lehman Brothers Holdings,
                Inc. ............................   347,480
      8,400     Loews Corp. .....................   651,000
      1,400     MBIA, Inc. ......................    83,034
      3,800     Mellon Financial Corp. ..........   109,022
      4,600     Merrill Lynch & Co., Inc. .......   253,046
     27,050     MetLife, Inc. ................... 1,215,627
     17,325     Morgan Stanley ..................   909,043
     10,200     National City Corp. .............   348,024
      1,100     Nationwide Financial
                Services, Class A ...............    41,734
      2,750     North Fork Bancorp, Inc. ........    77,249


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        400     Northern Trust Corp. .............. $   18,236
      1,000     PMI Group, Inc. (The) .............     38,980
      1,100     PNC Financial Services
                Group, Inc. .......................     59,906
      6,400     Prologis ..........................    257,536
      4,400     Prudential Financial, Inc. ........    288,904
      1,800     RenaissanceRe Holdings
                Ltd. ..............................     88,632
      1,300     SLM Corp. .........................     66,040
      2,000     St. Paul Travelers Cos., Inc.
                (The) .............................     79,060
      1,700     StanCorp. Financial Group,
                Inc. ..............................    130,186
      4,100     State Street Corp. ................    197,825
      2,100     SunTrust Banks, Inc. ..............    151,704
      1,700     Synovus Financial Corp. ...........     48,739
      2,100     TCF Financial Corp. ...............     54,348
      4,234     Thornburg Mortgage, Inc. ..........    123,336
     13,325     Torchmark Corp. ...................    695,565
      4,200     U.S. Bancorp ......................    122,640
      2,900     UnionBanCal Corp. .................    194,068
      4,000     UnumProvident Corp. ...............     73,280
        600     Vornado Realty Trust ..............     48,240
      6,201     Wachovia Corp. ....................    307,570
     16,050     Washington Mutual, Inc. ...........    653,074
      3,600     Wells Fargo & Co. .................    221,688
      3,300     WR Berkley Corp. ..................    117,744
     10,875     XL Capital, Ltd., Class A .........    809,319
        400     Zions Bancorp .....................     29,412

                                                    ----------
                                                    20,275,311
                                                    ----------
Health Care - 9.4%
      5,014     Abbott Laboratories ...............    245,736
      5,896     Aetna, Inc. .......................    488,307
     15,800     Bristol-Myers Squibb Co. ..........    394,684
      6,900     Cardinal Health, Inc. .............    397,302
      3,550     Cigna Corp. .......................    379,955
        900     Community Health Systems,
                Inc.\* ............................     34,011


     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      2,000     Edwards Lifesciences Corp.\*....... $   86,040
      1,800     Eli Lilly & Co. ...................     99,756
        300     Forest Laboratories, Inc.\* .......     11,655
      6,150     HCA, Inc. .........................    348,520
      1,000     Health Net, Inc.\* ................     38,160
      3,382     Humana, Inc.\* ....................    134,401
      3,500     IMS Health, Inc. ..................     86,695
      2,400     Lincare Holdings, Inc.\* ..........     98,016
     20,207     McKesson Corp. ....................    905,072
      2,400     Medco Health Solutions,
                Inc.\* ............................    128,064
      2,500     Merck & Co., Inc. .................     77,000
      1,589     Pacificare Health Systems,
                Inc.\* ............................    113,534
     43,577     Pfizer, Inc. ......................  1,201,854
        600     Pharmaceutical Product
                Development, Inc.\* ...............     28,116
        200     Triad Hospitals, Inc.\* ...........     10,928
      1,362     UnitedHealth Group, Inc. ..........     71,015
        680     Watson Pharmaceuticals,
                Inc.\* ............................     20,101
      3,846     Wyeth .............................    171,147

                                                    ----------
                                                     5,570,069
                                                    ----------
Industrials - 8.6%
        400     3M Co. ............................     28,920
        919     Alliant Techsystems, Inc.\* .......     64,881
      1,217     Allied Waste Industries,
                Inc.\* ............................      9,651
        700     Apollo Group, Inc., Class A\*......     54,754
     12,600     Boeing Co. ........................    831,600
      5,061     Burlington Northern Santa
                Fe Corp. ..........................    238,272
      1,200     Caterpillar, Inc. .................    114,372
     12,416     Cendant Corp. .....................    277,746
        400     CNF, Inc. .........................     17,960
      1,200     Cooper Industries, Ltd., Class
                A .................................     76,680
      1,500     Crane Co. .........................     39,450
      4,386     CSX Corp. .........................    187,107


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
      1,700     Eaton Corp. ....................... $ 101,830
     10,000     Flextronics International,
                Ltd.\* ............................   132,100
        700     General Dynamics Corp. ............    76,678
     13,656     General Electric Co. ..............   473,180
      2,600     Goodrich Corp. ....................   106,496
      4,621     Graco, Inc. .......................   157,436
      1,100     H&R Block, Inc. ...................    64,185
        800     Honeywell International,
                Inc. ..............................    29,304
      2,500     Hubbell, Inc., Class B ............   110,250
      5,291     Ingram Micro, Inc., Class A\*......    82,857
      1,300     Jacobs Engineering Group,
                Inc.\* ............................    73,138
      1,500     Masco Corp. .......................    47,640
      6,100     Norfolk Southern Corp. ............   188,856
      2,300     Owens-Illinois, Inc.\* ............    57,615
        786     PHH Corp.\* .......................    20,216
        670     Ryder System, Inc. ................    24,522
     11,500     Southwest Airlines Co. ............   160,195
      2,500     SPX Corp. .........................   114,950
      1,800     Textron, Inc. .....................   136,530
      5,238     Timken Co. ........................   120,998
      9,590     Union Pacific Corp. ...............   621,432
      1,861     Waste Management, Inc. ............    52,741
      1,500     WW Grainger, Inc. .................    82,185
      2,009     Yellow Roadway Corp.\* ............   102,057

                                                    ---------
                                                    5,078,784
                                                    ---------
Information Technology - 5.8%
      4,000     ADC Telecommunications,
                Inc.\* ............................    87,080
      4,100     Agere Systems, Inc.\* .............    48,093
      4,050     Apple Computer, Inc.\* ............   149,080
        600     CheckFree Corp.\* .................    20,436
      1,100     Cognizant Technology
                Solutions Corp., Class A\* ........    51,843
     23,750     Computer Associates
                International, Inc. ...............   652,650


     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      6,300     Corning, Inc.\* ................... $ 104,706
      5,600     Electronic Data Systems
                Corp. .............................   107,800
        160     First Data Corp. ..................     6,422
     43,175     Hewlett-Packard Co. ............... 1,015,044
        400     International Business
                Machines Corp. ....................    29,680
        439     Liberty Global, Inc., Class
                A\* ...............................    20,480
     26,850     Microsoft Corp. ...................   666,954
     13,300     Sanmina-SCI Corp.\* ...............    72,751
     19,400     Solectron Corp.\* .................    73,526
      7,000     Sungard Data Systems, Inc.\*.......   246,190
        100     Tech Data Corp.\* .................     3,661
     10,000     Tellabs, Inc.\* ...................    87,000
        172     VeriSign, Inc.\* ..................     4,947

                                                    ---------
                                                    3,448,343
                                                    ---------
Materials - 3.0%
      3,600     du Pont (E.I.) de Nemours &
                Co. ...............................   154,836
      6,557     Georgia-Pacific Corp. .............   208,513
      2,700     Hercules, Inc.\* ..................    38,205
     12,000     International Paper Co. ...........   362,520
      2,152     Lyondell Chemical Co. .............    56,856
      1,800     Martin Marietta Materials,
                Inc. ..............................   124,416
      1,500     Nucor Corp. .......................    68,430
        940     Phelps Dodge Corp. ................    86,950
      1,700     PPG Industries, Inc. ..............   106,692
      2,600     RPM International, Inc. ...........    47,476
      3,900     Smurfit-Stone Container
                Corp.\* ...........................    39,663
      4,054     Temple-Inland, Inc. ...............   150,606
      4,200     United States Steel Corp. .........   144,354
        700     Vulcan Materials Co. ..............    45,493
      1,800     Weyerhaeuser Co. ..................   114,570

                                                    ---------
                                                    1,749,580
                                                    ---------


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Telecommunication Services - 3.9%
  2,884         Alltel Corp. ...................... $   179,616
  1,329         American Tower Corp., Class
                A\* ...............................      27,936
    286         AT&T Corp. ........................       5,445
  6,860         BellSouth Corp. ...................     182,270
  1,719         CenturyTel, Inc. ..................      59,529
 10,780         Citizens Communications
                Co. ...............................     144,883
 10,100         SBC Communications, Inc. ..........     239,875
 29,934         Sprint Corp. ......................     751,044
    800         Telephone & Data Systems,
                Inc. ..............................      32,648
 20,155         Verizon Communications,
                Inc. ..............................     696,355

                                                    -----------
                                                      2,319,601
                                                    -----------
Utilities - 4.8%
  3,900         American Electric Power Co.,
                Inc. ..............................     143,793
  3,821         CMS Energy Corp.\* ................      57,544
  1,900         DTE Energy Co. ....................      88,863
    700         Duke Energy Corp. .................      20,811
  5,913         Edison International ..............     239,772
  2,700         Entergy Corp. .....................     203,985
  1,200         Exelon Corp. ......................      61,596
  3,200         FirstEnergy Corp. .................     153,952
  5,277         FPL Group, Inc. ...................     221,952
  1,911         Public Service Enterprise
                Group, Inc. .......................     116,227
  6,400         Sempra Energy .....................     264,384
  5,772         TXU Corp. .........................     479,595
 15,950         Wisconsin Energy Corp. ............     622,050
  9,600         Xcel Energy, Inc. .................     187,394

                                                    -----------
                                                      2,861,918
                                                    -----------
Total Common Stock
(Cost $48,778,628)                                    58,183,605
                                                     -----------


     Shares                                               Value
---------------                                     ----------------
RIGHTS - 0.0%#
  6,924         Seagate Tax Refund
                Rights\*(a)
                (Cost $0).......................... $         1
                                                    -----------
Total Investments - 98.1%
(Cost $48,778,628)
                                                    $58,183,606
Other Assets & Liabilities, Net - 1.9%
                                                      1,098,332
                                                    -----------
NET ASSETS - 100.0%
                                                    $59,281,938
                                                    ===========

     \* Non-income producing security.
     # Amount represents less than 0.1% of net assets.
  (a) Amount represents less than $1.00.


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 95.0%
Consumer Discretionary - 23.5%
        400     Advisory Board Co. (The)\* .........     $ 19,496
        600     Advo, Inc. .........................       19,110
      6,950     Aeroflex, Inc.\* ...................       58,380
        990     Aeropostale, Inc.\* ................       33,264
        725     Alliance Data Systems
                Corp.\* ............................       29,406
        200     Ambassadors Group, Inc. ............        7,438
        100     American Woodmark Corp..............        3,001
        638     Ameristar Casinos, Inc. ............       16,645
        683     Arbitron, Inc. .....................       29,301
        740     Argosy Gaming Co.\* ................       34,491
        812     Asbury Automotive Group,
                Inc.\* .............................       12,513
        300     Beazer Homes USA, Inc. .............       17,145
        660     Bebe Stores, Inc. ..................       17,470
        600     BJ's Restaurants, Inc.\* ...........       12,204
      1,300     Bluegreen Corp.\* ..................       22,633
        700     Building Material Holding
                Corp. ..............................       48,503
      1,465     Catalina Marketing Corp. ...........       37,226
        329     Central Garden & Pet Co.\* .........       16,160
      3,202     Champion Enterprises, Inc.\*........       31,828
        568     Chattem, Inc.\* ....................       23,515
        300     Cherokee, Inc.\* ...................       10,386
      1,000     Childrens Place Retail Stores,
                Inc. (The)\* .......................       46,670
      1,800     Christopher & Banks Corp. ..........       32,868
        400     CNS, Inc. ..........................        9,140
      2,925     Coldwater Creek, Inc.\* ............       72,862
      1,225     Core Laboratories N.V.\* ...........       32,854
      2,419     Cost Plus, Inc.\* ..................       60,330
        575     CoStar Group, Inc.\* ...............       25,070
        500     CRA International, Inc.\* ..........       26,925
        400     Cumulus Media, Inc., Class
                A\* ................................        4,712
      1,357     Dick's Sporting Goods, Inc.\*.......       52,368
        650     Donaldson Co., Inc. ................       19,714


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        400     Emmis Communications
                Corp., Class A\* ...................     $  7,068
      1,825     Fred's, Inc. .......................       30,258
      2,525     GameStop Corp., Class A\* ..........       82,593
      1,523     GameStop Corp., Class B\* ..........       45,538
        200     Genesco, Inc.\* ....................        7,418
      1,700     Gentex Corp. .......................       30,940
        275     Getty Images, Inc.\* ...............       20,423
        300     Guitar Center, Inc.\* ..............       17,511
        250     Harman International
                Industries, Inc. ...................       20,340
      1,025     Hewitt Associates, Inc., Class
                A\* ................................       27,173
        980     Hollinger International, Inc.,
                Class A ............................        9,810
      1,235     HOT Topic, Inc.\* ..................       23,613
        300     Ihop Corp. .........................       13,017
      1,469     Insight Communications Co.,
                Inc., Class A\* ....................       16,232
      5,935     Insight Enterprises, Inc.\* ........      119,768
      1,800     Isle of Capri Casinos, Inc.\* ......       47,160
        300     Jos. A. Bank Clothiers, Inc.\*......       12,990
        200     Laidlaw International, Inc.\* ......        4,820
      1,750     Laureate Education, Inc.\* .........       83,755
        450     Linens 'N Things, Inc.\* ...........       10,647
        300     Lodgenet Entertainment
                Corp.\* ............................        4,977
      2,100     MacDermid, Inc. ....................       65,436
        550     MarineMax, Inc.\* ..................       17,189
         40     Martha Stewart Living
                Omnimedia, Class A\* ...............        1,167
      2,875     Mediacom Communications
                Corp., Class A\* ...................       19,751
        300     Men's Wearhouse, Inc.\* ............       10,329
      1,425     Michaels Stores, Inc. ..............       58,952
      1,459     Midas, Inc.\* ......................       33,557
        875     Mobile Mini, Inc.\* ................       30,170
      1,950     MSC Industrial Direct Co.,
                Class A ............................       65,812


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        627     Nexstar Broadcasting Group,
                Inc., Class A\* ....................    $    3,887
      1,650     Opnet Technologies, Inc.\* .........        13,365
      1,300     O'Reilly Automotive, Inc.\* ........        38,753
      2,800     Pantry, Inc. (The)\* ...............       108,444
        651     PC Connection, Inc.\* ..............         4,049
      3,500     Penn National Gaming,
                Inc.\* .............................       127,750
      2,750     Pep Boys-Manny Moe &
                Jack, Inc. .........................        37,235
      1,975     Petsmart, Inc. .....................        59,941
      1,614     Playtex Products, Inc.\* ...........        17,368
     14,296     Primedia, Inc.\* ...................        57,899
        325     Providence Service Corp.\* .........         8,070
        500     R.H. Donnelley Corp.\* .............        30,990
      2,075     Red Robin Gourmet Burgers,
                Inc.\* .............................       128,608
      1,781     Retail Ventures, Inc.\* ............        24,293
      1,750     Rogers Corp.\* .....................        70,962
      2,550     Ruby Tuesday, Inc. .................        66,045
        600     Scientific Games Corp., Class
                A\* ................................        16,158
      1,032     SCP Pool Corp. .....................        36,213
        536     Select Comfort Corp.\* .............        11,486
      1,875     Shuffle Master, Inc.\* .............        52,556
      1,200     Silgan Holdings, Inc. ..............        67,488
      4,100     Sinclair Broadcast Group,
                Inc., Class A ......................        37,228
        100     Speedway Motorsports, Inc...........         3,656
        200     Stein Mart, Inc. ...................         4,400
        900     Strayer Education, Inc. ............        77,634
      2,115     Sunterra Corp.\* ...................        34,284
      2,375     TBC Corp.\* ........................        64,434
      3,200     Tekelec\* ..........................        53,760
        674     Thor Industries, Inc. ..............        21,184
      2,684     Tractor Supply Co.\* ...............       131,784
        550     Trans World Entertainment\*.........         6,506
        583     Tuesday Morning Corp. ..............        18,376
      1,000     Ventiv Health, Inc.\* ..............        19,280


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
      1,527     Warnaco Group, Inc. (The)\*.........    $   35,503
      1,190     Yankee Candle Co., Inc. ............        38,199

                                                        ----------
                                                         3,349,830
                                                        ----------
Consumer Staples - 1.6%
        500     Great Atlantic & Pacific Tea
                Co., Inc.\* ........................        14,530
        600     Hansen Natural Corp.\* .............        50,832
        650     Nash Finch Co. .....................        23,881
      2,625     Performance Food Group
                Co.\* ..............................        79,301
        100     Sanderson Farms, Inc. ..............         4,544
      1,720     Spectrum Brands, Inc.\* ............        56,760
        100     United Natural Foods, Inc.\*........         3,037
        800     Vector Group, Ltd. .................        14,856

                                                        ----------
                                                           247,741
                                                        ----------
Energy - 5.4%
      1,050     Cabot Oil & Gas Corp. ..............        36,435
        747     Cal Dive International, Inc.\*......        39,120
      1,643     Callon Petroleum Co.\* .............        24,285
        800     CARBO Ceramics, Inc. ...............        63,168
        600     Cheniere Energy, Inc.\* ............        18,660
      1,300     Comstock Resources, Inc.\* .........        32,877
      2,425     Delta Petroleum Corp.\* ............        34,241
        802     Frontier Oil Corp. .................        23,539
      1,216     Hanover Compressor Co.\* ...........        13,996
        700     KCS Energy, Inc.\* .................        12,159
        135     Lone Star Technologies,
                Inc.\* .............................         6,142
      1,175     Niko Resources, Ltd. ...............        55,342
        600     Oceaneering International,
                Inc.\* .............................        23,190
      2,400     Southwestern Energy Co.\* ..........       112,752
      1,200     Spinnaker Exploration Co.\* ........        42,588
        600     St. Mary Land & Exploration
                Co. ................................        17,388
        367     Tesoro Corp. .......................        17,073
        322     Tetra Technologies, Inc.\* .........        10,256


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Energy (continued)
      1,400     Tidewater, Inc. ...................    $   53,368
        470     Unit Corp.\* ......................        20,685
      1,800     Vintage Petroleum, Inc. ...........        54,846
      1,550     Whiting Petroleum Corp.\* .........        56,280

                                                       ----------
                                                          768,390
                                                       ----------
Financials - 8.9%
      1,545     Affiliated Managers Group,
                Inc.\* ............................       105,570
        750     Alexandria Real Estate
                Equities, Inc. ....................        55,089
      5,945     American Financial Realty
                Trust .............................        91,434
      1,000     American Home Mortgage
                Investment Corp. ..................        34,960
      1,326     Anworth Mortgage Asset
                Corp. .............................        13,048
      1,200     BankAtlantic Bancorp, Inc.,
                Class A ...........................        22,740
        600     Bankrate, Inc.\* ..................        12,084
        750     Boston Private Financial
                Holdings, Inc. ....................        18,900
        300     Cathay General Bancorp ............        10,113
      1,337     Commercial Capital
                Bancorp, Inc. .....................        22,341
        536     Credit Acceptance Corp.\* .........         7,981
      2,835     CVB Financial Corp. ...............        55,793
        100     Delphi Financial Group,
                Class A ...........................         4,415
        700     Direct General Corp. ..............        13,027
      2,225     Equity Lifestyle Properties,
                Inc. ..............................        88,466
        861     FelCor Lodging Trust, Inc.\* ......        12,467
      1,100     Gables Residential Trust ..........        47,553
        963     Glacier BanCorp, Inc. .............        25,163
        320     Harbor Florida Bancshares,
                Inc. ..............................        11,981
        566     Independent Bank Corp. ............        15,967
        141     Integra Bank Corp. ................         3,189
        200     iPayment, Inc.\* ..................         7,304


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,292     Luminent Mortgage Capital,
                Inc. ..............................    $   13,942
        300     Maguire Properties, Inc. ..........         8,502
      1,000     MBT Financial Corp. ...............        19,250
      1,700     MCG Capital Corp. .................        29,036
        300     Mid-State Bancshares ..............         8,331
      1,000     Nasdaq Stock Market, Inc.\* .......        18,860
        500     Old Second Bancorp, Inc. ..........        14,545
        269     Omega Healthcare Investors,
                Inc. ..............................         3,459
      1,010     Portfolio Recovery
                Associates, Inc.\* ................        42,440
        626     PrivateBancorp, Inc. ..............        22,148
        100     Safety Insurance Group, Inc........         3,376
      1,000     Senior Housing Properties
                Trust .............................        18,910
        890     Sterling Financial Corp.\* ........        33,286
      4,279     Taubman Centers, Inc. .............       145,871
        560     Texas Capital Bancshares,
                Inc.\* ............................        11,054
      1,225     United Community Banks,
                Inc. ..............................        31,874
      1,000     Walter Industries, Inc. ...........        40,200
      1,756     Wilshire Bancorp, Inc. ............        25,163
      1,068     World Acceptance Corp.\* ..........        32,093
        300     WSFS Financial Corp. ..............        16,413
        800     Zenith National Insurance
                Corp. .............................        54,288

                                                       ----------
                                                        1,272,626
                                                       ----------
Health Care - 17.6%
        900     Advanced Neuromodulation
                Systems, Inc.\* ...................        35,712
      1,240     Align Technology, Inc.\* ..........         9,139
        600     Alpharma, Inc., Class A ...........         8,682
        400     America Service Group,
                Inc.\* ............................         6,340
        700     American Healthways, Inc.\*........        29,589
      1,800     American Medical Systems
                Holdings, Inc.\* ..................        37,170


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      1,200     AMERIGROUP Corp.\* .................     $ 48,240
      1,050     Amsurg Corp.\* .....................       29,074
        600     Angiodynamics, Inc.\* ..............       13,044
        240     Apria Healthcare Group,
                Inc.\* .............................        8,314
        900     Arthrocare Corp.\* .................       31,446
        400     Aspect Medical Systems,
                Inc.\* .............................       11,896
      1,325     Barr Pharmaceuticals, Inc.\* .......       64,580
      3,464     Beverly Enterprises, Inc.\* ........       44,131
        500     Biosite, Inc.\* ....................       27,495
        900     Bradley Pharmaceuticals,
                Inc.\* .............................        9,675
        713     Caraco Pharmaceutical
                Laboratories, Ltd.\* ...............        6,118
      1,600     Centene Corp.\* ....................       53,728
      1,000     Cerner Corp.\* .....................       67,970
      1,600     Chemed Corp. .......................       65,408
      2,029     Connetics Corp.\* ..................       35,792
        900     Cooper Cos, Inc. (The) .............       54,774
      2,550     Covance, Inc.\* ....................      114,418
        500     Diagnostic Products Corp. ..........       23,665
      1,200     dj Orthopedics, Inc.\* .............       32,916
        210     First Horizon Pharmaceutical
                Corp.\* ............................        3,998
        500     Haemonetics Corp.\* ................       20,320
        600     Hologic, Inc.\* ....................       23,850
        500     Immucor, Inc.\* ....................       14,475
      1,738     Impax Laboratories, Inc.\* .........       27,287
        700     Integra LifeSciences
                Holdings Corp.\* ...................       20,440
      1,310     Intuitive Surgical, Inc.\* .........       61,098
      1,000     Kos Pharmaceuticals, Inc.\* ........       65,500
        447     LabOne, Inc.\* .....................       17,795
        300     Laserscope\* .......................       12,432
        900     LCA-Vision, Inc. ...................       43,614
        500     Lifecell Corp.\* ...................        7,905
      1,000     LifePoint Hospitals, Inc.\* ........       50,520


     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      1,340     Ligand Pharmaceuticals, Inc.,
                Class B\* ..........................     $  9,313
      1,200     Mannatech, Inc. ....................       22,824
        750     Martek Biosciences Corp.\* .........       28,462
      1,050     Matria Healthcare, Inc.\* ..........       33,842
      1,400     MAXIMUS, Inc. ......................       49,406
        440     Medicines Co.\* ....................       10,292
        708     Mentor Corp. .......................       29,368
        200     Meridian Bioscience, Inc. ..........        3,790
        100     Molina Healthcare, Inc.\* ..........        4,426
        600     Nutraceutical International
                Corp.\* ............................        8,010
      1,200     Nuvelo, Inc.\* .....................        9,276
        100     Oakley, Inc. .......................        1,703
      1,200     Odyssey HealthCare, Inc.\* .........       17,304
        800     Onyx Pharmaceuticals, Inc.\*........       19,104
      2,400     Orthologic Corp.\* .................        9,288
        840     Palomar Medical
                Technologies, Inc.\* ...............       20,093
      1,540     Par Pharmaceutical Cos.,
                Inc.\* .............................       48,987
        800     Pediatrix Medical Group,
                Inc.\* .............................       58,832
        800     Penwest Pharmaceuticals
                Co.\* ..............................        9,456
        400     Pharmacyclics, Inc.\* ..............        3,004
        800     PolyMedica Corp. ...................       28,528
      5,075     PSS World Medical, Inc.\* ..........       63,184
        308     RehabCare Group, Inc.\* ............        8,233
      1,200     ResMed, Inc.\* .....................       79,188
      2,600     Respironics, Inc.\* ................       93,886
      2,688     Salix Pharmaceuticals, Ltd.\*.......       47,470
      1,300     Sierra Health Services, Inc.\*......       92,898
        700     Somanetics Corp\* ..................       15,729
      1,900     SonoSite, Inc.\* ...................       58,976
        600     STERIS Corp. .......................       15,462
      1,000     SurModics, Inc.\* ..................       43,370
      1,140     Sybron Dental Specialties,
                Inc.\* .............................       42,887


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        468     Symbion, Inc.\* ................... $  11,162
        168     Techne Corp.\* ....................     7,713
      2,425     United Surgical Partners
                International, Inc.\* .............   126,294
        100     United Therapeutics Corp.\*........     4,820
        690     USANA Health Sciences,
                Inc.\* ............................    29,187
        500     Valeant Pharmaceuticals
                International .....................     8,815
        460     Varian, Inc.\* ....................    17,383
      1,300     Ventana Medical Systems,
                Inc.\* ............................    52,299
        300     West Pharmaceutical
                Services, Inc. ....................     8,415
        600     Wright Medical Group, Inc.\*.......    16,020

                                                    ---------
                                                    2,507,249
                                                    ---------
Industrials - 13.2%
        975     Actuant Corp., Class A\* ..........    46,742
      1,400     Administaff, Inc. .................    33,264
      1,600     America West Holdings
                Corp., Class B\* ..................     9,600
        950     Artesyn Technologies, Inc.\*.......     8,265
      1,400     Blount International, Inc.\* ......    23,366
      1,200     Brady Corp., Class A ..............    37,200
        400     Bright Horizons Family
                Solutions, Inc.\* .................    16,288
      1,100     Carlisle Cos., Inc. ...............    75,493
        950     Casella Waste Systems, Inc.,
                Class A\* .........................    11,400
        625     Central European
                Distribution Corp.\* ..............    23,331
        900     Ceradyne, Inc.\* ..................    21,663
      1,400     Chicago Bridge & Iron Co.
                NV ................................    32,004
      1,750     ChoicePoint, Inc.\* ...............    70,088
        900     Clean Harbors, Inc.\* .............    19,512
      1,970     Coinstar, Inc.\* ..................    44,699
      2,470     Continental Airlines, Inc.,
                Class B\* .........................    32,802


     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        545     Cornell Cos, Inc.\* ............... $   7,336
      1,220     Corrections Corp. of
                America\* .........................    47,885
        700     CorVel Corp.\* ....................    17,584
      1,500     DiamondCluster
                International, Inc.\* .............    16,950
        900     Duvernay Oil Corp.\* ..............    23,958
      1,325     ElkCorp. ..........................    37,829
        408     EnerSys\* .........................     5,561
        604     Forward Air Corp. .................    17,075
      1,275     FTI Consulting, Inc.\* ............    26,648
      1,100     General Binding Corp.\* ...........    24,112
        637     General Cable Corp.\* .............     9,447
      1,000     Genlyte Group, Inc.\* .............    48,740
      1,202     Grey Wolf, Inc.\* .................     8,907
      1,102     Heartland Express, Inc. ...........    21,412
        847     Hexcel Corp.\* ....................    14,331
        610     Imagistics International,
                Inc.\* ............................    17,080
        440     Innovative Solutions &
                Support, Inc.\* ...................    14,771
      2,600     Intermagnetics General
                Corp.\* ...........................    79,976
      1,895     Knight Transportation, Inc. .......    46,105
      2,130     Labor Ready, Inc.\* ...............    49,650
        100     Landauer, Inc. ....................     5,191
        700     Landstar System, Inc.\* ...........    21,084
        700     Lennox International, Inc. ........    14,819
        400     Manitowoc Co. .....................    16,408
        200     Middleby Corp.\* ..................    10,572
        200     Mine Safety Appliances Co..........     9,240
      1,600     Navigant Consulting, Inc.\* .......    28,256
      2,275     Parallel Petroleum Corp.\* ........    20,134
      1,825     Pentair, Inc. .....................    78,128
        940     Power-One, Inc.\* .................     5,931
        500     Pre-Paid Legal Services, Inc.......    22,325
        829     Presstek, Inc.\* ..................     9,384
      1,688     Rent-Way, Inc.\* ..................    16,610
        600     Resources Connection, Inc.\*.......    13,938


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        300     Sotheby's Holdings, Class
                A\* ................................ $   4,110
      1,400     Source Interlink Cos., Inc.\* ......    17,318
      3,500     TeleTech Holdings, Inc.\* ..........    28,525
      4,400     Tenneco Automotive, Inc.\* .........    73,216
        693     Tetra Tech, Inc.\* .................     9,376
        800     Toro Co. ...........................    30,888
      1,200     TRM Corp.\* ........................    20,184
      4,100     Ultra Petroleum Corp.\* ............   124,476
        544     United Rentals, Inc.\* .............    10,994
        510     United Stationers, Inc.\* ..........    25,041
        100     Universal Technical Institute,
                Inc.\* .............................     3,320
      1,975     UNOVA, Inc.\* ......................    52,594
      1,263     URS Corp.\* ........................    47,173
        350     UTI Worldwide, Inc. ................    24,367
        300     Vertrue, Inc.\* ....................    11,688
      1,423     Watec Corp. ........................    30,566
      1,300     Watson Wyatt & Co.
                Holdings ...........................    33,319
        200     WESCO International, Inc.\* ........     6,276
        300     York International Corp. ...........    11,400

                                                     ---------
                                                     1,877,925
                                                     ---------
Information Technology - 20.3%
      4,425     Acxiom Corp. .......................    92,394
        825     Advent Software, Inc.\* ............    16,714
      1,727     Agilysys, Inc. .....................    27,114
      1,200     Akamai Technologies, Inc.\*.........    15,756
        900     Altiris, Inc.\* ....................    13,212
        200     American Reprographics
                Co.\* ..............................     3,218
      1,100     AMIS Holdings, Inc.\* ..............    14,674
        400     Anixter International, Inc.\* ......    14,868
      1,680     answerthink, Inc.\* ................     5,964
        900     Anteon International Corp.\*........    41,058
        500     Ask Jeeves, Inc.\* .................    15,095
      2,825     ATMI, Inc.\* .......................    81,953
      2,750     Avocent Corp.\* ....................    71,885


     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
      2,100     Axcelis Technologies, Inc.\* ....... $  14,406
      2,100     BE Aerospace, Inc.\* ...............    32,823
        400     BEI Technologies, Inc. .............    10,672
      1,600     Bell Microproducts, Inc.\* .........    15,040
      3,325     Benchmark Electronics,
                Inc.\* .............................   101,146
      3,400     Brocade Communications
                Systems, Inc.\* ....................    13,192
      1,900     Brooks Automation, Inc.\* ..........    28,215
      1,100     CACI International, Inc.,
                Class A\* ..........................    69,476
        968     CCC Information Services
                Group\* ............................    23,185
      2,600     Ceridian Corp.\* ...................    50,648
      1,700     Cirrus Logic, Inc.\* ...............     9,027
        983     Covansys Corp.\* ...................    12,633
      1,781     CSG Systems International,
                Inc.\* .............................    33,803
      1,400     Cymer, Inc.\* ......................    36,890
      2,225     DeVry, Inc.\* ......................    44,279
      1,240     Digital River, Inc.\* ..............    39,370
      3,575     Digitas, Inc.\* ....................    40,791
        700     Dionex Corp.\* .....................    30,527
        700     DSP Group, Inc.\* ..................    16,711
      1,600     Emulex Corp.\* .....................    29,216
        700     Epicor Software Corp.\* ............     9,240
      1,480     eResearch Technology, Inc.\*........    19,817
        704     Esco Technologies, Inc.\* ..........    70,963
        480     F5 Networks, Inc.\* ................    22,673
      1,110     Factset Research Systems,
                Inc. ...............................    39,782
        525     Fair Isaac Corp. ...................    19,162
        775     FARO Technologies, Inc.\* ..........    21,126
      2,900     FEI Co.\* ..........................    66,149
      1,300     Global Imaging Systems,
                Inc.\* .............................    41,418
      1,300     Hyperion Solutions Corp.\* .........    52,312
        620     II-VI, Inc.\* ......................    11,402
        100     Imation Corp. ......................     3,879


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        800     Informatica Corp.\* ................    $    6,712
        200     InfoSpace, Inc.\* ..................         6,586
      1,047     Interdigital Communications
                Corp.\* ............................        18,322
      1,375     International Rectifier
                Corp.\* ............................        65,615
      1,600     InterVoice, Inc.\* .................        13,808
        792     Intrado, Inc.\* ....................        11,848
      1,000     Itron, Inc.\* ......................        44,680
        750     Kronos, Inc.\* .....................        30,292
      4,869     Kulicke & Soffa Industries,
                Inc.\* .............................        38,514
        744     Lexar Media, Inc.\* ................         3,653
      1,000     Macrovision Corp.\* ................        22,540
      1,100     Magma Design Automation,
                Inc.\* .............................         9,196
        170     Manhattan Associates, Inc.\*........         3,266
      1,300     Mantech International Corp.,
                Class A\* ..........................        40,352
      1,400     Mattson Technology, Inc.\* .........        10,024
      1,346     Mentor Graphics Corp.\* ............        13,796
      4,458     Microtune, Inc.\* ..................        22,357
      4,100     MIPS Technologies, Inc.\* ..........        29,520
      1,900     MPS Group, Inc.\* ..................        17,898
      4,800     Napster, Inc.\* ....................        20,160
      1,937     OmniVision Technologies,
                Inc.\* .............................        26,324
      5,637     ON Semiconductor Corp.\* ...........        25,930
        800     Packeteer, Inc.\* ..................        11,280
        500     PalmOne, Inc.\* ....................        14,885
      1,500     Paxar Corp.\* ......................        26,625
      1,913     Perot Systems Corp., Class
                A\* ................................        27,203
      1,100     Per-Se Technologies, Inc.\* ........        23,122
        700     Plexus Corp.\* .....................         9,961
      3,600     PMC - Sierra, Inc.\* ...............        33,588
      2,875     Polycom, Inc.\* ....................        42,866
        910     Power Integrations, Inc.\* .........        19,629
      3,425     Progress Software Corp.\* ..........       103,264


     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
      1,700     ProQuest Co.\* .....................    $   55,743
        240     Quality Systems, Inc.\* ............        11,371
        975     Radisys Corp.\* ....................        15,746
        500     Renaissance Learning, Inc. .........        10,150
        741     RF Micro Devices, Inc.\* ...........         4,024
     16,943     Safeguard Scientifics, Inc.\* ......        21,687
        694     SafeNet, Inc.\* ....................        23,638
      1,210     Sapient Corp.\* ....................         9,595
      1,010     ScanSoft, Inc.\* ...................         3,818
        860     ScanSource, Inc.\* .................        36,928
      1,800     Serena Software, Inc.\* ............        34,740
      1,150     SI International, Inc.\* ...........        34,454
        790     Sigmatel, Inc.\* ...................        13,556
      4,067     Silicon Image, Inc.\* ..............        41,727
      2,200     Silicon Storage Technology,
                Inc.\* .............................         8,866
      1,980     Sohu.com, Inc.\* ...................        43,402
        400     SS&C Technologies, Inc. ............        12,672
        100     Stratasys, Inc.\* ..................         3,268
      2,214     SunCom Wireless Holdings,
                Inc., Class A\* ....................         4,782
      1,256     Synaptics, Inc.\* ..................        26,828
      2,156     Taser International, Inc.\* ........        21,646
        119     Technitrol, Inc. ...................         1,681
      2,525     Tessera Technologies, Inc.\*........        84,360
      1,509     Titan Corp.\* ......................        34,315
        100     Travelzoo, Inc.\* ..................         3,283
        300     Ulticom, Inc.\* ....................         3,183
        900     Varian Semiconductor
                Equipment Associates, Inc.\*........        33,300
        600     Vasco Data Security
                International, Inc.\* ..............         5,820
        531     Verint Systems, Inc.\* .............        17,077
        922     Vishay Intertechnology,
                Inc.\* .............................        10,944
        328     Websense, Inc.\* ...................        15,760
        900     Wind River Systems, Inc.\* .........        14,112

                                                        ----------
                                                         2,900,170
                                                        ----------


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Materials - 2.1%
   700          Aleris International, Inc.\* ......    $    15,785
   520          Cabot Microelectronics
                Corp.\* ...........................         15,075
   353          Caraustar Industries, Inc.\* ......          3,706
   406          Century Aluminum Co.\* ............          8,282
   930          Crown Holdings, Inc.\* ............         13,234
 5,208          Danielson Holdings Corp.\* ........         63,487
 1,877          Headwaters, Inc.\* ................         64,531
 2,129          Hercules, Inc.\* ..................         30,125
 1,100          NCI Building Systems, Inc.\*.......         36,080
   700          Potlatch Corp. ....................         36,631
   100          Shiloh Industries, Inc.\* .........          1,225
   200          Symyx Technologies, Inc.\* ........          5,596

                                                       -----------
                                                           293,757
                                                       -----------
Telecommunication Services - 2.2%
 3,147          Alamosa Holdings, Inc.\* ..........         43,743
   880          Aspect Communications
                Corp.\* ...........................          9,882
   925          Centennial Communications
                Corp.\* ...........................         12,839
 3,144          Cincinnati Bell, Inc.\* ...........         13,519
   590          Commonwealth Telephone
                Enterprises, Inc. .................         24,728
   600          Comtech Telecommuni-
                cations Corp.\* ...................         19,578
 6,639          Dobson Communications
                Corp., Class A\* ..................         28,282
   350          Golden Telecom, Inc. ..............         10,738
   900          Ixia\* ............................         17,496
   600          Novatel Wireless, Inc.\* ..........          7,483
 5,483          Primus Telecommunications
                GP\* ..............................          3,454
 1,000          SBA Communications Corp.,
                Class A\* .........................         13,500
12,000          Sonus Networks, Inc.\* ............         57,360
 2,500          Ubiquitel, Inc.\* .................         20,400
   500          USA Mobility, Inc.\* ..............         14,680


     Shares                                               Value
---------------                                     ----------------
Telecommunication Services
(continued)
 2,400          Wireless Facilities, Inc.\* .......    $    15,192

                                                       -----------
                                                           312,874
                                                       -----------
Utilities - 0.2%
 1,610          CMS Energy Corp.\* ................         24,247
                                                       -----------
Total Common Stock
(Cost $11,927,008)
                                                        13,554,809
                                                       -----------
EXCHANGE TRADED FUNDS - 2.3%
 2,550          iShares Russell 2000 Growth
                Index Fund ........................        165,111
 2,620          iShares Russell 2000 Index
                Fund ..............................        166,265

                                                       -----------
Total Exchange Traded Funds
(Cost $337,561)
                                                           331,376
                                                       -----------
WARRANTS - 0.0%#
   241          Optical Cable Corp.\*(a)
                (Cost $0)..........................              0
                                                       -----------
RIGHTS - 0.0%#
 5,208          Danielson Holding Corp.
                Rights\*(a)
                (Cost $0)..........................              0
                                                       -----------
Total Investments - 97.3%
(Cost $12,264,569)
                                                       $13,886,185
Other Assets & Liabilities, Net - 2.7%
                                                           381,318
                                                       -----------
NET ASSETS - 100.0%
                                                       $14,267,503
                                                       ===========

     \* Non-income producing security.
     # Amount represents less than 0.1% of net assets.
  (a) Amount represents less than $1.00.


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 98.7%
Consumer Discretionary - 17.0%
        328     4Kids Entertainment, Inc.\* ........     $  6,521
        400     Aaron Rents, Inc. ..................        9,956
        500     Aeropostale, Inc.\* ................       16,800
      4,638     American Greetings Corp.,
                Class A ............................      122,907
        400     American Woodmark Corp..............       12,004
      1,000     Ameristar Casinos, Inc. ............       26,090
        300     Arbitron, Inc. .....................       12,870
        830     Argosy Gaming Co.\* ................       38,686
      1,000     Asbury Automotive Group,
                Inc.\* .............................       15,410
      1,300     Audiovox Corp., Class A\* ..........       20,150
      1,300     Aztar Corp.\* ......................       44,525
      1,200     Beazer Homes USA, Inc. .............       68,580
        571     Bebe Stores, Inc. ..................       15,114
        300     Blair Corp. ........................       11,850
      2,200     Bluegreen Corp.\* ..................       38,302
         42     Bon-Ton Stores, Inc. (The) .........          813
        600     Building Material Holding
                Corp. ..............................       41,574
         77     Central Garden & Pet Co.\* .........        3,782
     13,345     Century Business Services,
                Inc.\* .............................       54,047
        720     Charming Shoppes\* .................        6,718
      2,500     Commercial Vehicle Group,
                Inc.\* .............................       44,375
      5,500     Cox Radio, Inc., Class A\* .........       86,625
      2,489     CSK Auto Corp.\* ...................       41,518
      2,100     Cumulus Media, Inc., Class
                A\* ................................       24,738
        900     Dick's Sporting Goods, Inc.\*.......       34,731
      1,400     Emmis Communications
                Corp., Class A\* ...................       24,738
      3,097     Entravision Communications
                Corp., Class A\* ...................       24,126
      1,000     Finish Line, Inc., Class A .........       18,920
      1,625     First Cash Financial Services,
                Inc.\* .............................       34,726
      4,400     Fossil, Inc.\* .....................       99,880


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
      3,482     GameStop Corp., Class B\* ..........     $104,112
        200     Genesco, Inc.\* ....................        7,418
      2,400     Group 1 Automotive, Inc.\* .........       57,696
      8,300     Gymboree Corp.\* ...................      113,378
      2,900     Hayes Lemmerz
                International, Inc.\* ..............       20,648
      2,033     Ihop Corp. .........................       88,212
      2,737     Insight Communications Co.,
                Inc., Class A\* ....................       30,244
        500     Insight Enterprises, Inc.\* ........       10,090
      1,000     Isle of Capri Casinos, Inc.\* ......       26,200
      1,500     Jo-Ann Stores, Inc.\* ..............       39,585
        879     Journal Communications,
                Inc., Class A ......................       14,767
         23     Journal Register Co.\* .............          403
        410     K2, Inc.\* .........................        5,199
      1,070     La Quinta Corp.\* ..................        9,983
      4,110     Laidlaw International, Inc.\* ......       99,051
      7,613     Lin TV Corp., Class A\* ............      105,745
      2,194     Linens 'N Things, Inc.\* ...........       51,910
      2,792     Lithia Motors, Inc., Class A .......       80,549
      2,491     Mediacom Communications
                Corp., Class A\* ...................       17,113
      3,000     Men's Wearhouse, Inc.\* ............      103,290
      1,400     Modine Manufacturing Co. ...........       45,584
         58     Navigant International, Inc.\*......          852
      3,450     Pantry, Inc. (The)\* ...............      133,618
      3,741     Payless Shoesource, Inc.\* .........       71,827
        774     PC Connection, Inc.\* ..............        4,814
      1,182     Perry Ellis International,
                Inc.\* .............................       27,647
      3,441     Phillips-Van Heusen ................      112,486
     11,496     Primedia, Inc.\* ...................       46,559
      1,900     R.H. Donnelley Corp.\* .............      117,762
        200     Red Robin Gourmet Burgers,
                Inc.\* .............................       12,396
        570     Retail Ventures, Inc.\* ............        7,775
      1,030     Scholastic Corp.\* .................       39,706
      1,430     ShopKo Stores, Inc.\* ..............       34,763


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
        700     Silgan Holdings, Inc. ............ $  39,368
        500     Smart & Final, Inc.\* ............     6,125
      1,400     Sonic Automotive, Inc. ...........    29,764
      2,100     Speedway Motorsports, Inc.........    76,776
      2,428     Sunterra Corp.\* .................    39,358
      3,332     Trans World Entertainment\*.......    39,418
      1,400     United Auto Group, Inc. ..........    41,720
      2,247     Vail Resorts, Inc.\* .............    63,141
      3,866     Warnaco Group, Inc. (The)\*.......    89,884
      1,528     WCI Communities, Inc.\* ..........    48,942
      1,800     West Marine, Inc.\* ..............    32,508
      1,260     Wolverine World Wide, Inc.........    30,253
      1,700     Zale Corp.\* .....................    53,873

                                                   ---------
                                                   3,233,588
                                                   ---------
Consumer Staples - 4.4%
      5,701     Alliance One International,
                Inc. .............................    34,263
      7,900     Casey's General Stores, Inc.......   156,578
      1,800     Chiquita Brands
                International, Inc. ..............    49,428
     14,100     Del Monte Foods Co.\* ............   151,857
        600     Hansen Natural Corp.\* ...........    50,832
      8,800     Interstate Bakeries\* ............    59,180
      1,600     Nash Finch Co. ...................    58,784
      8,600     Premium Standard Farms,
                Inc.\* ...........................   115,240
      1,720     Spectrum Brands, Inc.\* ..........    56,760
      1,172     Universal Corp. ..................    51,310
      2,547     Vector Group, Ltd. ...............    47,298

                                                   ---------
                                                     831,530
                                                   ---------
Energy - 7.5%
      1,600     Cabot Oil & Gas Corp. ............    55,520
        867     Callon Petroleum Co.\* ...........    12,814
      5,000     Denbury Resources, Inc.\* ........   198,850
      6,227     Forest Oil Corp.\* ...............   261,534
      1,835     Giant Industries, Inc.\* .........    66,060
      2,040     Hanover Compressor Co.\* .........    23,480


     Shares                                              Value
---------------                                    ----------------
Energy (continued)
      2,200     Meridian Resource Corp.\* ........ $  10,516
      1,400     Oceaneering International,
                Inc.\* ...........................    54,110
      1,205     Offshore Logistics, Inc.\* .......    39,572
      6,200     Range Resources Corp. ............   166,780
      2,600     Southwestern Energy Co.\* ........   122,148
      1,816     Spinnaker Exploration Co.\* ......    64,450
      1,300     St. Mary Land & Exploration
                Co. ..............................    37,674
     17,300     Stolt Offshore SA ADR\* ..........   156,911
      2,700     Swift Energy Co.\* ...............    96,714
        586     Tesoro Corp. .....................    27,261
      3,304     Transmontaigne, Inc.\* ...........    34,692
        100     Universal Compression
                Holdings, Inc.\* .................     3,624

                                                   ---------
                                                   1,432,710
                                                   ---------
Financials - 30.3%
      1,109     21st Century Insurance
                Group ............................    16,458
      1,250     Affiliated Managers Group,
                Inc.\* ...........................    85,412
        893     Alexandria Real Estate
                Equities, Inc. ...................    65,591
        100     AMCORE Financial, Inc. ...........     2,988
      4,492     American Equity Investment
                Life Holding Co. .................    53,365
      4,400     American Financial Realty
                Trust ............................    67,672
      3,203     American Home Mortgage
                Investment Corp. .................   111,977
        932     American Physicians Capital,
                Inc.\* ...........................    34,624
     12,400     Anthracite Capital, Inc. .........   146,940
     10,014     Anworth Mortgage Asset
                Corp. ............................    98,538
        500     Ashford Hospitality Trust,
                Inc. .............................     5,400
        100     Asta Funding, Inc. ...............     2,778
      4,555     Bancorp, Inc.\* ..................    79,439


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      4,300     BankAtlantic Bancorp, Inc.,
                Class A ...........................     $ 81,485
      2,800     Bankunited Financial Corp.,
                Class A ...........................       75,712
        300     Cash America International,
                Inc. ..............................        6,036
        300     Chittenden Corp. ..................        8,160
        300     Citizens Banking Corp. ............        9,066
        323     Clifton Savings Bancorp,
                Inc. ..............................        3,411
        375     Colonial Properties Trust .........       16,500
      1,002     Commercial Capital
                Bancorp, Inc. .....................       16,743
      1,106     Commercial Federal Corp. ..........       37,250
      1,400     Credit Acceptance Corp.\* .........       20,846
         90     CVB Financial Corp. ...............        1,771
      2,000     Delphi Financial Group,
                Class A ...........................       88,300
        466     Donegal Group, Inc., Class
                A .................................        9,301
      1,542     EastGroup Properties ..............       64,934
        200     EMC Insurance Group, Inc...........        3,616
         57     Equity One, Inc. ..................        1,294
        322     eSPEED, Inc., Class A\* ...........        2,869
      2,511     FelCor Lodging Trust, Inc.\* ......       36,359
      1,030     Financial Federal Corp. ...........       39,799
        500     First Citizens BancShares,
                Inc., Class A .....................       72,275
      1,260     First Community Bancshares,
                Inc. ..............................       40,950
        737     First Financial Bankshares,
                Inc. ..............................       24,951
      3,100     First Industrial Realty Trust,
                Inc. ..............................      123,690
      6,700     First Niagara Financial
                Group, Inc. .......................       97,686
      2,950     First Republic Bank ...............      104,224
        634     FirstFed Financial Corp.\* ........       37,793
      3,900     Franklin Bank Corp.\* .............       73,164
      1,745     Gabelli Asset Management,
                Inc., Class A .....................       77,112


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      5,796     Gables Residential Trust ..........     $250,561
         81     GATX Corp. ........................        2,794
      1,101     Glacier BanCorp, Inc. .............       28,769
         92     Glenborough Realty Trust,
                Inc. ..............................        1,894
      1,500     Greater Bay Bancorp ...............       39,555
        574     Harleysville Group, Inc. ..........       11,991
        312     Harleysville National Corp. .......        7,226
        642     Heritage Property
                Investment Trust ..................       22,483
      1,964     Highwoods Properties, Inc..........       58,449
        800     Home Properties, Inc. .............       34,416
      9,700     HomeBanc Corp. ....................       88,173
        741     IBERIABANK Corp. ..................       45,653
        261     Independent Bank Corp. ............        7,363
      2,800     IndyMac Bancorp, Inc. .............      114,044
      3,859     Investment Technology
                Group, Inc.\* .....................       81,116
      1,028     Investors Real Estate Trust .......        9,930
        500     Irwin Financial Corp. .............       11,095
        210     ITLA Capital Corp.\* ..............       11,319
      1,966     Jones Lang LaSalle, Inc.\* ........       86,956
        100     Kilroy Realty Corp. ...............        4,749
      2,900     Knight Capital Group, Inc.,
                Class A\* .........................       22,098
        500     Lakeland Financial Corp. ..........       20,340
        153     LandAmerica Financial
                Group, Inc. .......................        9,084
        165     LTC Properties, Inc. ..............        3,416
      1,606     MAF Bancorp, Inc. .................       68,464
      9,666     MCG Capital Corp. .................      165,095
      5,393     MeriStar Hospitality Corp.\* ......       46,380
      3,000     Metris Cos., Inc.\* ...............       43,380
        500     Midland Co. (The) .................       17,595
        100     Mid-State Bancshares ..............        2,777
        200     National Health Investors,
                Inc. ..............................        5,614
        190     Navigators Group, Inc.\* ..........        6,568
      1,216     NBT Bancorp, Inc. .................       28,746


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      6,500     New York Mortgage Trust,
                Inc. .............................    $   58,955
      2,506     Newcastle Investment Corp.........        75,556
      1,200     Odyssey Re Holdings Corp..........        29,616
      1,900     Ohio Casualty Corp. ..............        45,942
        755     Old National Bancorp .............        16,157
        917     Omega Healthcare Investors,
                Inc. .............................        11,793
        420     Pennsylvania Real Estate
                Investment Trust .................        19,950
      2,321     PFF Bancorp, Inc. ................        70,303
        500     Philadelphia Consolidated
                Holding Corp.\* ..................        42,380
     15,904     Phoenix Cos., Inc. ...............       189,258
        900     Piper Jaffray Cos.\* .............        27,387
      9,300     PMA Capital Corp., Class A\*......        82,119
        821     Portfolio Recovery
                Associates, Inc.\* ...............        34,498
      4,620     Prentiss Properties Trust ........       168,353
        420     ProAssurance Corp.\* .............        17,539
      1,072     Prosperity Bancshares, Inc. ......        30,670
      2,830     Provident Bankshares Corp.........        90,305
      1,600     RAIT Investment Trust ............        47,920
      1,000     Ramco-Gershenson
                Properties Trust .................        29,280
      1,638     Republic Bancorp, Inc. ...........        24,537
        500     RLI Corp. ........................        22,300
        300     Safety Insurance Group, Inc.......        10,128
      1,303     Santander BanCorp ................        32,653
      1,400     Saxon Capital, Inc. ..............        23,898
        700     Selective Insurance Group,
                Inc. .............................        34,685
      5,540     Senior Housing Properties
                Trust ............................       104,761
      1,210     Sterling Financial Corp.\* .......        45,254
      1,390     Sun Bancorp, Inc.\* ..............        28,731
      7,400     Sunset Financial Resources,
                Inc. .............................        70,078
        334     Susquehanna Bancshares,
                Inc. .............................         8,213


     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,500     SVB Financial Group\* ............    $   71,850
      2,800     Taubman Centers, Inc. ............        95,452
        700     Texas Capital Bancshares,
                Inc.\* ...........................        13,818
        750     Texas Regional Bancshares,
                Inc., Class A ....................        22,860
      5,205     Trammell Crow Co.\* ..............       126,169
        400     United Community Banks,
                Inc. .............................        10,408
      1,300     United Fire & Casualty Co. .......        57,746
        132     Universal Health Realty,
                Income Trust .....................         5,031
        125     USB Holding Co., Inc. ............         2,925
      3,238     Walter Industries, Inc. ..........       130,168
      1,007     Westamerica Bancorp ..............        53,180
        700     Western Sierra Bancorp\* .........        23,695
      1,800     Wintrust Financial Corp. .........        94,230
      3,268     World Acceptance Corp.\* .........        98,203
      1,100     WSFS Financial Corp. .............        60,181
      1,700     Zenith National Insurance
                Corp. ............................       115,362

                                                      ----------
                                                       5,779,069
                                                      ----------
Health Care - 3.3%
      5,456     Alpharma, Inc., Class A ..........        78,948
        700     Apria Healthcare Group,
                Inc.\* ...........................        24,248
        720     Beverly Enterprises, Inc.\* ......         9,174
      2,107     Chemed Corp. .....................        86,134
      2,200     Conmed Corp.\* ...................        67,694
      2,704     Gentiva Health Services,
                Inc.\* ...........................        48,293
      1,226     Hanger Orthopedic Group,
                Inc.\* ...........................         6,179
      1,337     Invacare Corp. ...................        59,309
        900     Kos Pharmaceuticals, Inc.\* ......        58,950
        140     LifePoint Hospitals, Inc.\* ......         7,073
        200     Matria Healthcare, Inc.\* ........         6,446
      1,411     Par Pharmaceutical Cos.,
                Inc.\* ...........................        44,884


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        800     Pediatrix Medical Group,
                Inc.\* ............................     $ 58,832
        900     Res-Care, Inc.\* ..................       12,204
      1,100     Sybron Dental Specialties,
                Inc.\* ............................       41,382
        442     West Pharmaceutical
                Services, Inc. ....................       12,398

                                                        --------
                                                         622,148
                                                        --------
Industrials - 15.4%
        755     ABM Industries, Inc. ..............       14,721
        600     Alaska Air Group, Inc.\* ..........       17,850
        600     Alderwoods Group, Inc.\* ..........        8,622
        701     Alexander & Baldwin, Inc. .........       32,491
        800     Applied Industrial
                Technologies, Inc. ................       25,832
      3,362     Blount International, Inc.\* ......       56,112
      1,673     C&D Technologies, Inc. ............       15,375
      1,444     Cascade Corp. .....................       62,453
      2,262     Casella Waste Systems, Inc.,
                Class A\* .........................       27,144
      2,100     Chicago Bridge & Iron Co.
                NV ................................       48,006
      2,467     Continental Airlines, Inc.,
                Class B\* .........................       32,762
        300     Cornell Cos, Inc.\* ...............        4,038
      2,533     Corrections Corp. of
                America\* .........................       99,420
        800     Curtiss-Wright Corp. ..............       43,160
        300     DiamondCluster
                International, Inc.\* .............        3,390
      1,500     Dollar Thrifty Automotive
                Group\* ...........................       56,970
      1,400     EnPro Industries, Inc.\* ..........       40,418
        200     Federal Signal Corp. ..............        3,120
        122     Flowserve Corp.\* .................        3,692
      4,140     FTI Consulting, Inc.\* ............       86,526
        180     G&K Services, Inc., Class A .......        6,791
      1,200     Gardner Denver, Inc.\* ............       42,096
     10,600     General Cable Corp.\* .............      157,198


     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        947     Genesee & Wyoming, Inc.,
                Class A\* .........................     $ 25,768
        800     Genlyte Group, Inc.\* .............       38,992
      9,400     Griffon Corp.\* ...................      208,680
      3,700     Hughes Supply, Inc. ...............      103,970
        400     Imagistics International,
                Inc.\* ............................       11,200
      1,300     Innovative Solutions &
                Support, Inc.\* ...................       43,641
      9,000     Jorgensen (Earle M.) Co.\* ........       72,450
      2,288     Kansas City Southern\* ............       46,172
        600     Kelly Services, Inc., Class A......       17,184
      4,600     Kennametal, Inc. ..................      210,910
      2,300     Lincoln Electric Holdings,
                Inc. ..............................       76,245
      4,700     Marten Transport, Ltd.\* ..........       98,653
         19     Moog, Inc., Class A\* .............          598
      1,100     Mueller Industries, Inc. ..........       29,810
        500     NCO Group, Inc.\* .................       10,815
         88     Pacer International, Inc.\* .......        1,918
     20,200     Quaker Fabric Corp. ...............       82,618
      1,300     Ritchie Bros Auctioneers,
                Inc. ..............................       50,115
      8,500     Sauer-Danfoss, Inc. ...............      151,045
      2,100     School Specialty, Inc.\* ..........       97,650
      2,844     Stewart Enterprises, Inc.,
                Class A ...........................       18,600
      2,300     TeleTech Holdings, Inc.\* .........       18,745
      5,200     Tenneco Automotive, Inc.\* ........       86,528
      2,958     Thomas & Betts Corp.\* ............       83,534
        800     Toro Co. ..........................       30,888
      2,408     TRM Corp.\* .......................       40,503
        403     United Rentals, Inc.\* ............        8,145
      1,637     United Stationers, Inc.\* .........       80,377
        500     Universal Forest Products,
                Inc. ..............................       20,725
      1,608     UNOVA, Inc.\* .....................       42,821
      2,641     URS Corp.\* .......................       98,641
        486     Vertrue, Inc.\* ...................       18,935


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        420     Washington Group
                International, Inc.\* .............. $  21,470
        400     Waste Connections, Inc.\* ..........    14,916
        777     Watson Wyatt & Co.
                Holdings ...........................    19,915
      2,410     York International Corp. ...........    91,580

                                                     ---------
                                                     2,962,944
                                                     ---------
Information Technology - 7.9%
     15,800     Adaptec, Inc.\* ....................    61,304
      8,361     Agilysys, Inc. .....................   131,268
      1,300     Anixter International, Inc.\* ......    48,321
      2,000     Applied Micro Circuits
                Corp.\* ............................     5,120
        362     Atmel Corp.\* ......................       858
      2,999     Axcelis Technologies, Inc.\* .......    20,573
      6,346     Bell Microproducts, Inc.\* .........    59,652
        750     Benchmark Electronics,
                Inc.\* .............................    22,815
      3,300     BISYS Group, Inc.\* ................    49,302
        273     CCC Information Services
                Group\* ............................     6,538
      3,862     Ciber, Inc.\* ......................    30,819
        200     Coherent, Inc.\* ...................     7,202
      1,700     Conexant Systems, Inc.\* ...........     2,737
        600     Dionex Corp.\* .....................    26,166
          0     eCost.com, Inc.\* ..................         1
      1,400     Electronics for Imaging\* ..........    29,456
      4,500     Excel Technology, Inc.\* ...........   109,350
        810     Global Imaging Systems,
                Inc.\* .............................    25,807
      1,210     Imation Corp. ......................    46,936
      1,000     Infocrossing, Inc.\* ...............    12,470
      3,200     InFocus Corp.\* ....................    13,248
      3,400     Kulicke & Soffa Industries,
                Inc.\* .............................    26,894
     17,800     Mattson Technology, Inc.\* .........   127,448
      2,700     McData Corp., Class A\* ............    10,800
      4,300     Microtune, Inc.\* ..................    21,563
      1,300     MIPS Technologies, Inc.\* ..........     9,360


     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        300     MPS Group, Inc.\* .................. $   2,826
        900     PalmOne, Inc.\* ....................    26,793
        400     Paxar Corp.\* ......................     7,100
        600     Perot Systems Corp., Class
                A\* ................................     8,532
      1,380     Per-Se Technologies, Inc.\* ........    29,008
        100     Photronics, Inc.\* .................     2,334
        700     ProQuest Co.\* .....................    22,953
     54,800     Quantum Corp.\* ....................   162,756
      7,900     Radio One, Inc., Class D\* .........   100,883
        900     Radisys Corp.\* ....................    14,535
      1,331     Rofin-Sinar Technologies,
                Inc.\* .............................    43,657
      6,871     Safeguard Scientifics, Inc.\* ......     8,795
      1,088     ScanSource, Inc.\* .................    46,719
     13,223     Silicon Storage Technology,
                Inc.\* .............................    53,289
        100     Sohu.com, Inc.\* ...................     2,192
        600     Synaptics, Inc.\* ..................    12,816
        790     SYNNEX Corp.\* .....................    13,833
        977     Technitrol, Inc. ...................    13,805
      2,000     Ulticom, Inc.\* ....................    21,220

                                                     ---------
                                                     1,500,054
                                                     ---------
Materials - 7.6%
      3,500     Agrium, Inc. .......................    68,635
      6,000     Aleris International, Inc.\* .......   135,300
        600     Aptargroup, Inc. ...................    30,480
      4,000     Bowater, Inc. ......................   129,480
     11,130     Buckeye Technologies, Inc.\*........    88,706
      4,400     Caraustar Industries, Inc.\* .......    46,200
        384     Carpenter Technology ...............    19,891
      6,074     Century Aluminum Co.\* .............   123,910
      3,634     Crown Holdings, Inc.\* .............    51,712
      1,100     Georgia Gulf Corp. .................    34,155
      7,350     Gibraltar Industries, Inc. .........   136,269
      5,700     Glatfelter .........................    70,680
        480     Greif, Inc., Class A ...............    29,328
      1,600     H.B. Fuller Co. ....................    54,496


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                  Value
---------------                                        ----------------
Materials (continued)
        122     NewMarket Corp.\* .................... $   1,804
      2,700     Pope & Talbot, Inc. ..................    29,970
      1,600     Potlatch Corp. .......................    83,728
     14,100     Sappi, Ltd. ADR ......................   152,562
        800     Shiloh Industries, Inc.\* ............     9,800
      3,200     Smurfit-Stone Container
                Corp.\* ..............................    32,544
        732     Terra Industries, Inc.\* .............     4,985
     11,500     Wausau Paper Corp. ...................   137,770

                                                       ---------
                                                       1,472,405
                                                       ---------
Telecommunication Services - 0.9%
      1,156     Alamosa Holdings, Inc.\* .............    16,068
        700     Anaren, Inc.\* .......................     9,205
      6,920     Cincinnati Bell, Inc.\* ..............    29,756
        300     Commonwealth Telephone
                Enterprises, Inc. ....................    12,573
     10,027     Dobson Communications
                Corp., Class A\* .....................    42,715
      3,900     Oplink Communications,
                Inc.\* ...............................     6,669
      4,600     Sonus Networks, Inc.\* ...............    21,988
        400     USA Mobility, Inc.\* .................    11,744
      1,900     Wireless Facilities, Inc.\* ..........    12,027

                                                       ---------
                                                         162,745
                                                       ---------
Utilities - 4.4%
      3,000     Atmos Energy Corp. ...................    86,400
      2,800     Avista Corp. .........................    52,052
      3,056     Black Hills Corp. ....................   112,614
        169     California Water Service
                Group ................................     6,344
      2,930     CMS Energy Corp.\* ...................    44,126
        960     Energen Corp. ........................    33,648
      2,485     Peoples Energy Corp. .................   107,998
     17,828     Sierra Pacific Resources\* ...........   221,959
        830     Southern Union Co.\* .................    20,376
        908     UIL Holdings Corp. ...................    48,859


                                                             Value
     Shares                                            ----------------
Utilities (continued)
      3,148     Unisource Energy Corp. ............... $  96,801

                                                       ---------

-----------
                                                         831,177
                                                       ---------


Total Investments -
98.7%
(Cost $15,952,908)   $18,828,370
Other Assets &           240,294
                     -----------
Liabilities, Net -
1.3%
NET ASSETS - 100.0%  $19,068,664
                     ===========

     \* Non-income producing security.
ADR - American Depository Receipt.


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 99.4%
Consumer Discretionary - 11.7%
        600     1-800-FLOWERS.COM, Inc.,
                Class A\* ..........................     $  4,224
        200     4Kids Entertainment, Inc.\* ........        3,976
        500     99 Cents Only Stores\* .............        6,355
        200     A.C. Moore Arts & Crafts,
                Inc.\* .............................        6,322
        350     Aaron Rents, Inc. ..................        8,712
      1,200     Abercrombie & Fitch Co.,
                Class A ............................       82,440
      1,000     Accuride Corporation\* .............       10,630
        400     Action Performance Cos.,
                Inc. ...............................        3,528
        900     Advance Auto Parts\* ...............       58,095
        600     Aeroflex, Inc.\* ...................        5,040
        650     Aeropostale, Inc.\* ................       21,840
        200     AFC Enterprises\* ..................        2,636
      1,200     Aldila, Inc. .......................       23,472
        500     Alliance Data Systems
                Corp.\* ............................       20,280
      1,000     Alliance Gaming Corp.\* ............       14,020
      1,400     American Eagle Outfitters ..........       42,910
        600     American Greetings Corp.,
                Class A ............................       15,900
        200     American Technology
                Corp.\* ............................        1,150
        200     American Woodmark Corp..............        6,002
        300     America's Car-Mart, Inc.\* .........        6,753
        400     Ameristar Casinos, Inc. ............       10,436
        750     AnnTaylor Stores Corp.\* ...........       18,210
        950     Applebees International,
                Inc. ...............................       25,166
        100     Applica, Inc.\* ....................          323
        200     Argosy Gaming Co.\* ................        9,322
        950     ArvinMeritor, Inc. .................       16,899
      1,200     Asbury Automotive Group,
                Inc.\* .............................       18,492
        200     Ashworth, Inc.\* ...................        1,802
        200     Audiovox Corp., Class A\* ..........        3,100
      2,300     Autonation, Inc.\* .................       47,196


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        300     Aztar Corp.\* ......................     $ 10,275
        200     Bandag, Inc. .......................        9,210
        700     Barnes & Noble, Inc.\* .............       27,160
        450     Bebe Stores, Inc. ..................       11,912
      3,600     Bed Bath & Beyond, Inc.\* ..........      150,408
      1,200     Belo Corp. .........................       28,764
      3,100     Best Buy Co., Inc. .................      212,505
        200     Big 5 Sporting Goods Corp...........        5,676
      1,600     Big Lots, Inc.\* ...................       21,184
        800     BJ's Wholesale Club, Inc.\* ........       25,992
      1,000     Black & Decker Corp. ...............       89,850
      2,000     Blockbuster, Inc., Class A .........       18,240
        400     Bluegreen Corp.\* ..................        6,964
        400     Bon-Ton Stores, Inc. (The) .........        7,740
      1,800     Borders Group, Inc. ................       45,558
        740     BorgWarner, Inc. ...................       39,716
        500     Boyd Gaming Corp. ..................       25,565
      1,000     Brinker International, Inc.\* ......       40,050
        200     Brown Shoe Co., Inc. ...............        7,830
      1,200     Brunswick Corp. ....................       51,984
        200     Build-A-Bear Workshop,
                Inc.\* .............................        4,690
        200     Bush Industries Escrow (a) .........            0
        400     Cabela's, Inc., Class A\* ..........        8,544
      2,800     Cablevision Systems Corp.,
                Class A\* ..........................       90,160
        200     Cache, Inc.\* ......................        3,324
        500     Callaway Golf Co. ..................        7,715
      1,190     Carmax, Inc.\* .....................       31,714
      5,100     Carnival Corp. .....................      278,205
        100     Carter's, Inc.\* ...................        5,838
        546     Catalina Marketing Corp. ...........       13,874
        300     Cato Corp., Class A (The) ..........        6,195
      1,500     CBRL Group, Inc. ...................       58,290
      1,500     Centex Corp. .......................      106,005
        100     Central Garden & Pet Co.\* .........        4,912
      2,000     Century Casinos, Inc.\* ............       15,040
        700     Champion Enterprises, Inc.\*........        6,958


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
        800     Charlotte Russe Holding,
                Inc.\* ...........................     $  9,968
      2,000     Charming Shoppes\* ...............       18,660
        200     Chattem, Inc.\* ..................        8,280
        950     Cheesecake Factory (The)\* .......       32,994
      2,200     Chico's FAS, Inc.\* ..............       75,416
        200     Childrens Place Retail Stores,
                Inc. (The)\* .....................        9,334
        400     Christopher & Banks Corp. ........        7,304
      2,200     Circuit City Stores, Inc. ........       38,038
        600     Citadel Broadcasting Corp.\*......        6,870
      1,600     CKE Restaurants, Inc. ............       22,272
        900     Claire's Stores, Inc. ............       21,645
      6,387     Clear Channel Communi-
                cations, Inc. ....................      197,550
        200     CNS, Inc. ........................        4,570
      4,600     Coach, Inc.\* ....................      154,422
     27,122     Comcast Corp., Class A\* .........      832,645
        600     Commercial Vehicle Group,
                Inc.\* ...........................       10,650
        200     Comstock Homebuilding
                Cos., Inc., Class A\* ............        4,844
        200     Conn's, Inc.\* ...................        4,894
        500     Cooper Tire & Rubber Co. .........        9,285
        650     Copart, Inc.\* ...................       15,470
        300     Cost Plus, Inc.\* ................        7,482
      1,200     Cost-U-Less, Inc.\* ..............        9,108
        500     Cox Radio, Inc., Class A\* .......        7,875
        157     CRA International, Inc.\* ........        8,454
        400     Cumulus Media, Inc., Class
                A\* ..............................        4,712
      2,300     Dana Corp. .......................       34,523
      1,800     Darden Restaurants, Inc. .........       59,364
        200     Deckers Outdoor Corp.\* ..........        4,920
      3,176     Delphi Corp. .....................       14,768
        200     Department 56, Inc.\* ............        2,050
      1,200     Design Within Reach, Inc.\* ......       21,720
      1,300     Dex Media, Inc. ..................       31,733
        800     Dillard's, Inc., Class A .........       18,736


     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
     10,902     DIRECTV Group, Inc.
                (The)\* ..........................     $168,981
      3,531     Dollar General Corp. .............       71,891
      1,250     Dollar Tree Stores, Inc.\* .......       30,000
      1,000     Dominion Homes, Inc.\* ...........       16,140
        500     Domino's Pizza, Inc. .............       11,130
        900     Donaldson Co., Inc. ..............       27,297
        400     Dow Jones & Co., Inc. ............       14,180
      3,573     DR Horton, Inc. ..................      134,381
      1,000     Dreamworks Animation\* ...........       26,200
        200     Dress Barn, Inc.\* ...............        4,526
        200     Dts, Inc.\* ......................        3,566
        400     Dura Automotive Systems,
                Inc., Class A\* ..................        1,712
      3,400     Eastman Kodak Co. ................       91,290
     12,200     eBay, Inc.\* .....................      402,722
      2,500     EchoStar Communications
                Corp., Class A ...................       75,375
        519     Emmis Communications
                Corp., Class A\* .................        9,171
        200     Empire Resorts, Inc.\* ...........          810
        500     Entercom Communications
                Corp.\* ..........................       16,645
      1,000     Entravision Communications
                Corp., Class A\* .................        7,790
        900     EW Scripps Co., Class A ..........       43,920
        200     Exide Technologies\* .............          970
        900     EzCorp., Inc., Class A\* .........        9,648
      1,900     Family Dollar Stores, Inc. .......       49,590
        400     Famous Dave's Of America,
                Inc.\* ...........................        3,948
      2,000     Federated Department
                Stores, Inc. .....................      146,560
        300     Finish Line, Inc., Class A .......        5,676
        200     First Cash Financial Services,
                Inc.\* ...........................        4,274
      1,800     Foot Locker, Inc. ................       48,996
     21,135     Ford Motor Co. ...................      216,422
      1,800     Fortune Brands, Inc. .............      159,840
        500     Fred's, Inc. .....................        8,290


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        400     FTD Group, Inc.\* ..................    $    4,540
        700     Furniture Brands
                International, Inc. ................        15,127
      1,600     GameStop Corp., Class A\* ..........        52,336
        900     Gander Mountain Co.\* ..............        10,260
      3,100     Gannett Co, Inc. ...................       220,503
      7,650     Gap, Inc. (The) ....................       151,088
        200     Gaylord Entertainment Co.\*.........         9,298
      2,800     Gemstar-TV Guide
                International, Inc.\* ..............        10,052
      5,570     General Motors Corp. ...............       189,380
      1,760     Gentex Corp. .......................        32,032
      2,100     Genuine Parts Co. ..................        86,289
        800     Getty Images, Inc.\* ...............        59,408
        400     Gold Kist, Inc.\* ..................         8,632
      2,200     Goodyear Tire & Rubber Co.
                (The)\* ............................        32,780
        600     Goody's Family Clothing,
                Inc. ...............................         4,425
        500     Gray Television, Inc. ..............         6,030
        600     Great Wolf Resorts, Inc.\* .........        12,264
        300     Group 1 Automotive, Inc.\* .........         7,212
      1,400     GTECH Holdings Corp. ...............        40,936
        200     Guess?, Inc.\* .....................         3,316
        200     Guitar Center, Inc.\* ..............        11,674
        200     Hancock Fabrics, Inc. ..............         1,328
      3,600     Harley-Davidson, Inc. ..............       178,560
        700     Harman International
                Industries, Inc. ...................        56,952
      2,108     Harrah's Entertainment, Inc.........       151,889
      1,550     Harte-Hanks, Inc. ..................        46,082
      1,750     Hasbro, Inc. .......................        36,382
      1,000     Hearst-Argyle Television,
                Inc. ...............................        24,500
        400     Helen of Troy, Ltd.\* ..............        10,184
        300     Henley L.P. Escrow
                Shares\*(a) ........................             0
        420     Hewitt Associates, Inc., Class
                A\* ................................        11,134
      4,465     Hilton Hotels Corp. ................       106,490


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
      1,400     Hollinger International, Inc.,
                Class A ............................    $   14,014
     26,650     Home Depot, Inc. ...................     1,036,685
        400     HOT Topic, Inc.\* ..................         7,648
        200     Housevalues, Inc.\* ................         3,616
        300     Hovnanian Enterprises, Inc.,
                Class A\* ..........................        19,560
        800     Insight Communications Co.,
                Inc., Class A\* ....................         8,840
        400     Insight Enterprises, Inc.\* ........         8,072
        300     Interface, Inc., Class A\* .........         2,415
      3,900     International Game
                Technology .........................       109,785
        312     International Speedway
                Corp., Class A .....................        17,553
      5,042     Interpublic Group of
                Companies, Inc.\* ..................        61,412
        200     Isle of Capri Casinos, Inc.\* ......         5,240
        400     Jakks Pacific, Inc.\* ..............         7,684
        200     Jarden Corp.\* .....................        10,784
      3,267     JC Penney Co, Inc. (Holding
                Co.) ...............................       171,779
        200     Jo-Ann Stores, Inc.\* ..............         5,278
      2,300     Johnson Controls, Inc. .............       129,559
      1,578     Jones Apparel Group, Inc. ..........        48,981
        600     Journal Communications,
                Inc., Class A ......................        10,080
        300     Journal Register Co.\* .............         5,253
        917     K2, Inc.\* .........................        11,628
        800     KB Home ............................        60,984
        200     Kenneth Cole Productions,
                Inc., Class A ......................         6,224
      1,100     Kimball International, Inc.,
                Class B ............................        14,520
        870     Knight-Ridder, Inc. ................        53,366
      3,900     Kohl's Corp.\* .....................       218,049
      1,500     Krispy Kreme Doughnuts,
                Inc.\* .............................        10,440
        200     K-Swiss, Inc., Class A .............         6,468
      2,300     La Quinta Corp.\* ..................        21,459


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        900     Laidlaw International, Inc.\* ......     $ 21,690
      1,200     Lamar Advertising Co., Class
                A\* ................................       51,324
        200     La-Z-Boy, Inc. .....................        2,914
        600     Leapfrog Enterprises, Inc.\* .......        6,780
      1,200     Lear Corp. .........................       43,656
      1,400     Lee Enterprises, Inc. ..............       56,126
      2,360     Leggett & Platt, Inc. ..............       62,729
      1,500     Lennar Corp., Class A ..............       95,175
        200     Levitt Corp., Class A ..............        5,984
        200     Liberty Corp. ......................        7,362
        200     Life Time Fitness, Inc.\* ..........        6,562
      4,015     Limited Brands, Inc. ...............       86,001
        600     Lin TV Corp., Class A\* ............        8,334
        400     Linens 'N Things, Inc.\* ...........        9,464
        200     Lithia Motors, Inc., Class A .......        5,770
      1,400     Liz Claiborne, Inc. ................       55,664
      8,828     Lowe's Cos., Inc. ..................      513,966
        200     M/I Homes, Inc. ....................       10,820
        400     Marcus Corp. .......................        8,488
        300     Marine Products Corp. ..............        4,365
      1,000     MarineMax, Inc.\* ..................       31,250
      2,200     Marriott International, Inc.,
                Class A ............................      150,084
        400     Martha Stewart Living
                Omnimedia, Class A\* ...............       11,672
        900     Marvel Enterprises, Inc.\* .........       17,748
      5,180     Mattel, Inc. .......................       94,794
      3,450     May Department Stores Co.
                (The) ..............................      138,552
        900     Maytag Corp. .......................       14,094
      1,200     McClatchy Co., Class A .............       78,528
     15,100     McDonald's Corp. ...................      419,025
      4,400     McGraw-Hill Cos., Inc.
                (The) ..............................      194,700
        271     MDC Holdings, Inc. .................       22,290
      1,667     Mediacom Communications
                Corp., Class A\* ...................       11,452
        429     Men's Wearhouse, Inc.\* ............       14,770


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        600     Meredith Corp. .....................     $ 29,436
      1,200     Meritage Homes Corp.\* .............       95,400
      1,600     MGM Mirage\* .......................       63,328
      1,600     Michaels Stores, Inc. ..............       66,192
        400     Modine Manufacturing Co. ...........       13,024
        577     Mohawk Industries, Inc.\* ..........       47,602
      1,000     Monaco Coach .......................       17,190
        200     Movado Group, Inc. .................        3,776
      1,500     MSC Industrial Direct Co.,
                Class A ............................       50,625
        800     Multimedia Games, Inc.\* ...........        8,808
        200     Nautilus, Inc. .....................        5,700
        800     Navarre Corp.\* ....................        6,396
        200     Navigant International, Inc.\*......        2,938
        500     Neiman-Marcus Group, Inc.,
                Class A ............................       48,460
        200     New York & Co., Inc.\* .............        4,212
      1,700     New York Times Co., Class
                A ..................................       52,955
      3,626     Newell Rubbermaid, Inc. ............       86,444
      2,100     Nike, Inc., Class B ................      181,860
        200     Noble International, Ltd. ..........        4,710
      1,400     Nordstrom, Inc. ....................       95,158
        600     Nu Skin Enterprises, Inc.,
                Class A ............................       13,980
        100     NVR, Inc.\* ........................       81,000
      3,800     Office Depot, Inc.\* ...............       86,792
      1,200     OfficeMax, Inc. ....................       35,724
      2,200     Omnicom Group, Inc. ................      175,692
        200     Opnet Technologies, Inc.\* .........        1,620
      1,800     O'Reilly Automotive, Inc.\* ........       53,658
        200     Orleans Homebuilders, Inc...........        4,692
      1,800     Outback Steakhouse, Inc. ...........       81,432
        200     Oxford Industries, Inc. ............        8,610
        900     Pacific Sunwear of
                California, Inc.\* .................       20,691
      1,200     Palm Harbor Homes, Inc.\* ..........       22,596
        200     Papa John's International,
                Inc.\* .............................        7,994


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
        900     Party City Corp.\* ...............     $ 10,800
      1,700     Payless Shoesource, Inc.\* .......       32,640
        200     PC Mall, Inc.\* ..................          877
        400     Pegasus Solutions, Inc.\* ........        4,460
        800     Penn National Gaming,
                Inc.\* ...........................       29,200
        500     Pep Boys-Manny Moe &
                Jack, Inc. .......................        6,770
        200     Perry Ellis International,
                Inc.\* ...........................        4,678
        400     PETCO Animal Supplies,
                Inc.\* ...........................       11,728
      1,700     Petsmart, Inc. ...................       51,595
      1,900     Pier 1 Imports, Inc. .............       26,961
        400     Pinnacle Entertainment,
                Inc.\* ...........................        7,824
        700     Playtex Products, Inc.\* .........        7,532
        800     Polaris Industries, Inc. .........       43,200
        600     Polo Ralph Lauren Corp. ..........       25,866
      1,000     Presley COS de\* .................       97,010
        200     Providence Service Corp.\* .......        4,966
      1,300     Pulte Homes, Inc. ................      109,525
      1,400     Quiksilver, Inc.\* ...............       22,372
        300     R.H. Donnelley Corp.\* ...........       18,594
        700     Radio One, Inc., Class A\* .......        8,911
      1,900     RadioShack Corp. .................       44,023
      1,300     Rare Hospitality
                International, Inc.\* ............       39,611
        700     Reader's Digest Association,
                Inc. (The) .......................       11,550
      1,200     RedEnvelope, Inc.\* ..............       12,936
        900     Reebok International, Ltd. .......       37,647
        300     Regal Entertainment Group,
                Class A ..........................        5,664
        500     Regis Corp. ......................       19,540
        850     Rent-A-Center, Inc.\* ............       19,796
      1,132     Reynolds American, Inc. ..........       89,202
      2,300     Rite Aid Corp.\* .................        9,614
      1,000     Riviera Hldgs\* ..................       22,650
        200     Rocky Shoes & Boots, Inc.\*.......        6,250


     Shares                                              Value
---------------                                    ----------------
Consumer Discretionary (continued)
      1,800     Ross Stores, Inc. ................     $ 52,038
      1,200     Royal Caribbean Cruises,
                Ltd. .............................       58,032
        600     Ruby Tuesday, Inc. ...............       15,540
        200     Russ Berrie & Co., Inc. ..........        2,562
      1,200     Russell Corp. ....................       24,540
        200     Ryan's Restaurant Group,
                Inc.\* ...........................        2,802
        600     Ryland Group, Inc. ...............       45,522
      2,300     Saks, Inc.\* .....................       43,631
        800     Salem Communications
                Corp., Class A\* .................       15,872
        200     Sands Regent\* ...................        1,950
      1,300     Scholastic Corp.\* ...............       50,115
        600     Scientific Games Corp., Class
                A\* ..............................       16,158
        678     SCP Pool Corp. ...................       23,791
      1,000     Sears Holdings Corp.\* ...........      149,870
        359     Select Comfort Corp.\* ...........        7,693
        800     Sharper Image Corp.\* ............       10,184
        600     Shoe Carnival, Inc.\* ............       13,056
        312     Shuffle Master, Inc.\* ...........        8,745
      1,000     Sinclair Broadcast Group,
                Inc., Class A ....................        9,080
      1,800     Six Flags, Inc.\* ................        8,370
        200     Skechers U.S.A., Inc., Class
                A\* ..............................        2,852
        900     Smart & Final, Inc.\* ............       11,025
        646     Snap-On, Inc. ....................       22,158
        200     Sonic Automotive, Inc. ...........        4,252
        750     Sonic Corp.\* ....................       22,898
      1,000     Spanish Broadcasting
                System, Class A\* ................        9,990
        400     Speedway Motorsports, Inc.........       14,624
        200     Stanley Furniture Co., Inc. ......        4,912
      2,000     Stanley Works (The) ..............       91,080
      8,600     Staples, Inc. ....................      183,352
      4,800     Starbucks Corp.\* ................      247,968
      2,573     Starwood Hotels & Resorts
                Worldwide, Inc. ..................      150,701


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        800     Station Casinos, Inc. ..............    $    53,120
        800     Steak N Shake Co. (The)\* ..........         14,896
        300     Stein Mart, Inc. ...................          6,600
        100     Steinway Musical
                Instruments\* ......................          2,936
        200     Steven Madden, Ltd.\* ..............          3,552
        100     Strayer Education, Inc. ............          8,626
        400     Stride Rite Corp. ..................          5,516
        300     Superior Industries
                International, Inc. ................          7,110
     10,100     Target Corp. .......................        549,541
      1,200     TBC Corp.\* ........................         32,556
        187     Technical Olympic USA,
                Inc. ...............................          4,540
        800     Tekelec\* ..........................         13,440
        800     Thor Industries, Inc. ..............         25,144
      1,700     Tiffany & Co. ......................         55,692
        400     Timberland Co., Class A\* ..........         15,488
     53,174     Time Warner, Inc.\* ................        888,538
        200     Titan International, Inc. ..........          2,796
      6,500     TJX Cos., Inc. .....................        158,275
        600     Toll Brothers, Inc.\* ..............         60,930
      2,500     Toys "R" Us, Inc.\* ................         66,200
      1,200     Trans World Entertainment\*.........         14,196
        500     Triarc Cos., Inc., Class B .........          7,430
      2,501     Tribune Co. ........................         87,985
        400     Tupperware Corp. ...................          9,348
        300     United Auto Group, Inc. ............          8,940
        200     Universal Electronics, Inc.\* ......          3,318
      2,965     Univision Communications,
                Inc., Class A\* ....................         81,686
        600     Urban Outfitters, Inc.\* ...........         34,014
      1,300     V.F. Corp. .........................         74,386
        200     Value Line, Inc. ...................          7,850
        401     Ventiv Health, Inc.\* ..............          7,731
     18,174     Viacom, Inc., Class B ..............        581,931
     24,800     Walt Disney Co. (The) ..............        624,464
      1,000     Warner Music Group Corp.\*..........         16,200
        400     WCI Communities, Inc.\* ............         12,812


     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        446     Weight Watchers
                International, Inc.\* ..............    $    23,018
      1,400     Wendy's International, Inc. ........         66,710
        400     West Marine, Inc.\* ................          7,224
        800     Westwood One, Inc. .................         16,344
        740     Whirlpool Corp. ....................         51,881
      1,400     Wiley (John) & Sons, Inc.,
                Class A ............................         55,622
      1,100     Williams-Sonoma, Inc.\* ............         43,527
        200     WMS Industries, Inc.\* .............          6,750
        600     Wolverine World Wide, Inc...........         14,406
      1,200     World Wrestling
                Entertainment, Inc. ................         13,704
        400     WPT Enterprises, Inc.\* ............          7,796
      1,100     Wynn Resorts, Ltd.\* ...............         51,997
      2,500     XM Satellite Radio Holdings,
                Inc., Class A\* ....................         84,150
        500     Yankee Candle Co., Inc. ............         16,050
      2,100     Young Broadcasting, Inc.,
                Class A\* ..........................          8,715
      3,600     Yum! Brands, Inc. ..................        187,488
        600     Zale Corp.\* .......................         19,014

                                                        -----------
                                                         19,306,600
                                                        -----------
Consumer Staples - 8.4%
        200     Acme United Corp. ..................          3,772
        850     Alberto-Culver Co. .................         36,830
      3,908     Albertson's, Inc. ..................         80,817
        200     Alico, Inc.\* ......................         10,286
        400     Alliance One International,
                Inc. ...............................          2,404
     25,100     Altria Group, Inc. .................      1,622,966
      9,700     Anheuser-Busch Cos., Inc. ..........        443,775
      7,161     Archer-Daniels-Midland Co...........        153,102
        700     Autozone, Inc.\* ...................         64,722
      6,100     Avon Products, Inc. ................        230,885
        200     Boston Beer Co., Inc., Class
                A\* ................................          4,488
        600     Brown-Forman Corp., Class
                B ..................................         36,276


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Consumer Staples (continued)
      1,200     Bunge, Ltd. ........................ $   76,080
      3,100     Campbell Soup Co. ..................     95,387
        400     Chiquita Brands
                International, Inc. ................     10,984
        800     Church & Dwight Co, Inc. ...........     28,960
      2,600     Clorox Co. .........................    144,872
     27,070     Coca-Cola Co. (The) ................  1,130,172
      2,920     Coca-Cola Enterprises, Inc. ........     64,269
      6,380     Colgate-Palmolive Co. ..............    318,426
      6,273     ConAgra Foods, Inc. ................    145,283
      2,600     Constellation Brands, Inc.,
                Class A\* ..........................     76,700
        800     Corn Products International,
                Inc. ...............................     19,008
      5,700     Costco Wholesale Corp. .............    255,474
      9,680     CVS Corp. ..........................    281,398
      1,684     Dean Foods Co.\* ...................     59,344
      1,905     Del Monte Foods Co.\* ..............     20,517
        400     Delta & Pine Land Co. ..............     10,024
        600     Elizabeth Arden, Inc.\* ............     14,034
        833     Energizer Holdings, Inc.\* .........     51,788
      1,600     Estee Lauder Cos., Inc., Class
                A (The) ............................     62,608
        400     Flowers Foods, Inc. ................     14,144
      4,300     General Mills, Inc. ................    201,197
     11,100     Gillette Co. (The) .................    561,993
        500     Great Atlantic & Pacific Tea
                Co., Inc.\* ........................     14,530
        200     Green Mountain Coffee
                Roasters, Inc.\* ...................      6,786
        200     Hansen Natural Corp.\* .............     16,944
      2,100     Hershey Co. (The) ..................    130,410
      4,300     HJ Heinz Co ........................    152,306
        900     Hormel Foods Corp. .................     26,397
        718     J.M. Smucker Co. (The) .............     33,703
        200     John B. Sanfilippo & Son,
                Inc.\* .............................      4,612
      2,800     Kellogg Co. ........................    124,432
      5,974     Kimberly-Clark Corp. ...............    373,913


     Shares                                                Value
---------------                                      ----------------
Consumer Staples (continued)
      3,000     Kraft Foods, Inc., Class A ......... $   95,430
      8,200     Kroger Co. (The)\* .................    156,046
      1,500     McCormick & Co., Inc. ..............     49,020
        800     Molson Coors Brewing Co.,
                Class B ............................     49,600
      3,140     Monsanto Co. .......................    197,412
      1,820     Pepsi Bottling Group, Inc. .........     52,070
        700     PepsiAmericas, Inc. ................     17,962
     20,540     PepsiCo, Inc. ......................  1,107,722
        400     Performance Food Group
                Co.\* ..............................     12,084
     30,680     Procter & Gamble Co. ...............  1,618,370
        267     Rocky Mountain Chocolate
                Factory, Inc. ......................      5,867
      1,300     Ruddick Corp. ......................     33,189
      5,800     Safeway, Inc.\* ....................    131,022
      9,520     Sara Lee Corp. .....................    188,591
      1,000     Smithfield Foods, Inc.\* ...........     27,270
        800     Spartan Stores, Inc.\* .............     11,736
      1,500     Supervalu, Inc. ....................     48,915
      7,700     Sysco Corp. ........................    278,663
        337     Treehouse Foods, Inc.\* ............      9,602
      2,805     Tyson Foods, Inc., Class A .........     49,929
        500     Universal Corp. ....................     21,890
      2,000     UST, Inc. ..........................     91,320
     12,400     Walgreen Co. .......................    570,276
     31,870     Wal-Mart Stores, Inc. ..............  1,536,134
        200     WD-40 Co. ..........................      5,586
      1,000     Weis Markets ,Inc. .................     38,790
        800     Whole Foods Market, Inc. ...........     94,640
      1,600     WM Wrigley Jr Co. ..................    110,144

                                                     ----------
                                                     13,826,298
                                                     ----------
Energy - 8.4%
      1,000     (Pipe) Pioneer Drilling, Co.\*......     15,260
        900     Amerada Hess Corp. .................     95,859
      3,028     Anadarko Petroleum Corp. ...........    248,750
      3,856     Apache Corp. .......................    249,098
      1,000     Ashland, Inc. ......................     71,870


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Energy (continued)
        200     Atlas America, Inc.\* .............. $   7,438
      1,100     Atwood Oceanics, Inc.\* ............    67,716
      4,000     Baker Hughes, Inc. .................   204,640
        200     Barnwell Industries, Inc. ..........    13,250
      1,200     Berry Petroleum Co., Class
                A ..................................    63,456
      1,000     Bill Barret Corp.\* ................    29,580
      1,936     BJ Services Co .....................   101,601
      1,000     Bois D Arc Energy Ll\* .............    14,750
        400     BP Prudhoe Bay Royalty
                Trust ..............................    28,628
        600     Brigham Exploration Co.\* ..........     5,478
      4,800     Burlington Resources, Inc. .........   265,152
        250     Cabot Oil & Gas Corp. ..............     8,675
      3,200     Chesapeake Energy Corp. ............    72,960
     24,492     Chevron Corp. ...................... 1,369,593
      1,147     Cimarex Energy Co.\* ...............    44,630
     14,716     ConocoPhillips .....................   846,023
      1,000     Cooper Cameron Corp.\* .............    62,050
        200     Copano Energy LLC ..................     7,358
        200     Cross Timbers Royalty Trust.........     8,130
        200     Crosstex Energy, Inc. ..............     9,660
        200     Dawson Geophysical Co.\* ...........     4,252
        700     Denbury Resources, Inc.\* ..........    27,839
      5,736     Devon Energy Corp. .................   290,700
      1,000     Diamond Offshore Drilling,
                Inc. ...............................    53,430
        400     Dril-Quip, Inc.\* ..................    11,604
      7,414     El Paso Corp. ......................    85,409
        101     Enbridge Energy
                Management LLC\* ...................     5,087
      1,400     Encore Acquisition Co.\* ...........    57,400
      1,200     Energy Partners, Ltd.\* ............    31,452
      1,800     ENSCO International, Inc. ..........    64,350
      2,800     EOG Resources, Inc. ................   159,040
     78,650     Exxon Mobil Corp. .................. 4,520,016
        789     FMC Technologies, Inc.\* ...........    25,224
        646     Forest Oil Corp.\* .................    27,132
        800     FuelCell Energy, Inc.\* ............     8,168


     Shares                                                Value
---------------                                      ----------------
Energy (continued)
        700     Global Industries, Ltd.\* .......... $   5,950
      2,397     GlobalSantaFe Corp. ................    97,798
        400     Goodrich Petroleum Corp.\*..........     8,232
      1,500     Grant Prideco, Inc.\* ..............    39,675
      6,100     Halliburton Co. ....................   291,702
        800     Hanover Compressor Co.\* ...........     9,208
        500     Helmerich & Payne, Inc. ............    23,460
      1,200     Holly Corp. ........................    56,004
        200     Hornbeck Offshore Services,
                Inc.\* .............................     5,418
        200     Hugoton Royalty Trust ..............     6,068
        200     Imergent, Inc.\* ...................     2,120
        200     Infinity, Inc.\* ...................     1,696
        500     Input/Output, Inc.\* ...............     3,140
      1,000     Kaneb Services .....................    43,280
        500     KCS Energy, Inc.\* .................     8,685
        568     Kerr-McGee Corp. ...................    43,344
      1,600     Key Energy Services, Inc.\* ........    19,312
        600     KFX, Inc.\* ........................     8,574
        401     Kinder Morgan Management,
                LLC\* ..............................    18,441
      1,100     Kinder Morgan, Inc. ................    91,520
      1,300     Lone Star Technologies,
                Inc.\* .............................    59,150
      4,100     Marathon Oil Corp. .................   218,817
        500     Matrix Service Co.\* ...............     2,290
      1,100     Meridian Resource Corp.\* ..........     5,258
        700     Mission Resources Corp.\* ..........     5,649
      2,000     Murphy Oil Corp. ...................   104,460
      1,900     Nabors Industries, Ltd.\* ..........   115,178
      1,919     National Oilwell Varco, Inc.\*......    91,229
      1,600     Newfield Exploration Co.\* .........    63,824
      1,700     Newpark Resources\* ................    12,750
      1,660     Noble Corp. ........................   102,107
      1,000     Noble Energy, Inc. .................    75,650
      4,800     Occidental Petroleum Corp...........   369,264
        200     Oceaneering International,
                Inc.\* .............................     7,730
      1,500     Patterson-UTI Energy, Inc. .........    41,745


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Energy (continued)
        200     Petroleum Development
                Corp.\* ...........................    $     6,370
      1,800     Pioneer Natural Resources
                Co. ...............................         75,744
      1,200     Plains Exploration &
                Production Co.\* ..................         42,636
      1,090     Plug Power, Inc.\* ................          7,466
        700     Pogo Producing Co. ................         36,344
      1,000     Premcor, Inc. .....................         74,180
      1,400     Pride International, Inc.\* .......         35,980
      1,300     Quicksilver Resources, Inc.\*......         83,109
      1,000     Range Resources Corp. .............         26,900
      1,400     Rowan Cos., Inc. ..................         41,594
        500     RPC, Inc. .........................          8,460
      7,400     Schlumberger, Ltd. ................        561,956
      1,200     Smith International, Inc. .........         76,440
        800     Southwestern Energy Co.\* .........         37,584
        600     St. Mary Land & Exploration
                Co. ...............................         17,388
        820     Sunoco, Inc. ......................         93,218
        400     Superior Energy Services\* ........          7,120
        900     Tesoro Corp. ......................         41,868
        350     Tetra Technologies, Inc.\* ........         11,148
      1,000     Tidewater, Inc. ...................         38,120
      1,600     Todco, Class A\* ..................         41,072
        200     Toreador Resources Corp.\* ........          4,858
      4,163     Transocean, Inc.\* ................        224,677
      3,170     Unocal Corp. ......................        206,208
      3,000     Valero Energy Corp. ...............        237,330
      1,300     Veritas DGC, Inc.\* ...............         36,062
      1,200     Warren Resources, Inc.\* ..........         12,540
      1,700     Weatherford International,
                Ltd.\* ............................         98,566
        800     Western Gas Resources, Inc.........         27,920
        200     W-H Energy Services, Inc.\* .......          4,986
      6,800     Williams Cos., Inc. ...............        129,200
        400     World Fuel Services Corp. .........          9,364


     Shares                                               Value
---------------                                     ----------------
Energy (continued)
      4,288     XTO Energy, Inc. ..................    $   145,749

                                                       -----------
                                                        13,843,593
                                                       -----------
Financials - 21.4%
        530     1st Source Corp. ..................         12,158
        400     21st Century Insurance
                Group .............................          5,936
      1,200     Aames Investment Corp. ............         11,664
        200     Acadia Realty Trust ...............          3,730
        500     Affiliated Managers Group,
                Inc.\* ............................         34,165
        600     Affordable Residential
                Communities .......................          8,010
      6,100     Aflac, Inc. .......................        264,008
        200     Agree Realty Corp. ................          6,050
        100     Alabama National BanCorp ..........          6,537
        400     Alfa Corp. ........................          5,888
        100     Alleghany Corp.\* .................         29,700
        600     Allmerica Financial Corp.\* .......         22,254
      8,400     Allstate Corp. ....................        501,900
      1,200     AMB Property Corp. ................         52,116
      1,500     AMBAC Financial Group,
                Inc. ..............................        104,640
        300     AMCORE Financial, Inc. ............          8,964
      1,100     Amegy BanCorp, Inc. ...............         24,618
      1,000     Amerco, Inc.\* ....................         53,550
      1,200     American Equity Investment
                Life Holding Co. ..................         14,256
     13,400     American Express Co. ..............        713,282
        400     American Financial Group,
                Inc. ..............................         13,408
      2,000     American Financial Realty
                Trust .............................         30,760
        300     American Home Mortgage
                Investment Corp. ..................         10,488
     27,975     American International
                Group, Inc. .......................      1,625,348
        200     American Physicians Capital,
                Inc.\* ............................          7,430
        500     American Retirement Corp.\*........          7,310


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,900     AmeriCredit Corp.\* ............... $  48,450
      3,400     Ameritrade Holding Corp.\* ........    63,206
      4,233     AmSouth Bancorp ...................   110,058
        210     Anchor Bancorp Wisconsin,
                Inc. ..............................     6,355
      1,100     Annaly Mortgage
                Management, Inc. ..................    19,723
        600     Anthracite Capital, Inc. ..........     7,110
        500     Anworth Mortgage Asset
                Corp. .............................     4,920
      2,700     AON Corp. .........................    67,608
      1,272     Apartment Investment &
                Management Co., Class A ...........    52,050
        200     Arch Capital Group, Ltd.\* ........     9,010
      2,492     Archstone-Smith Trust .............    96,241
        800     Arden Realty, Inc. ................    28,784
        300     Argonaut Group, Inc.\* ............     6,927
      1,100     Arthur J Gallagher & Co. ..........    29,843
        100     ASB Financial Corp. ...............     2,225
        600     Ashford Hospitality Trust,
                Inc. ..............................     6,480
        200     Asset Acceptance Capital
                Corp.\* ...........................     5,182
      1,554     Associated Banc-Corp. .............    52,308
        200     Associated Estates Realty
                Corp. .............................     1,846
      1,400     Assurant, Inc. ....................    50,540
        200     Asta Funding, Inc. ................     5,556
      1,200     Astoria Financial Corp. ...........    34,164
        800     AvalonBay Communities,
                Inc. ..............................    64,640
        200     Avatar Holdings, Inc.\* ...........    10,054
        100     BancFirst Corp. ...................     8,699
      1,700     BanCorpSouth, Inc. ................    40,120
        600     Bank Mutual Corp. .................     6,636
     49,312     Bank of America Corp. ............. 2,249,120
        600     Bank of Hawaii Corp. ..............    30,450
      9,500     Bank of New York Co., Inc.
                (The) .............................   273,410
        200     Bank of the Ozarks, Inc. ..........     6,568


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        700     BankAtlantic Bancorp, Inc.,
                Class A ........................... $  13,265
        200     Bankrate, Inc.\* ..................     4,028
        300     Banner Corp. ......................     8,403
      7,634     BB&T Corp. ........................   305,131
      1,255     Bear Stearns Cos., Inc.
                (The) .............................   130,445
        300     Bedford Property Investors,
                Inc. ..............................     6,906
        308     Berkshire Hathaway, Inc.,
                Class B\* .........................   857,318
      1,200     BioMed Realty Trust, Inc. .........    28,620
        136     BOK Financial Corp. ...............     6,272
        200     Boston Private Financial
                Holdings, Inc. ....................     5,040
      1,400     Boston Properties, Inc. ...........    98,000
        700     Brandywine Realty Trust ...........    21,455
        600     BRE Properties, Inc., Class A......    25,110
        400     Bristol West Holdings, Inc. .......     7,320
        556     Brookline BanCorp, Inc. ...........     9,041
        700     Brown & Brown, Inc. ...............    31,458
        400     Calamos Asset Management,
                Inc., Class A .....................    10,896
        700     Camden Property Trust .............    37,625
        500     Capital Automotive REIT ...........    19,085
      1,000     Capital City Bank Group,
                Inc. ..............................    40,400
      3,100     Capital One Financial Corp.........   248,031
        200     Capital Trust, Inc., Class A ......     6,682
        800     CapitalSource, Inc.\* .............    15,704
      1,000     Capitol Bancorp, Ltd. .............    33,610
        200     Capstead Mortgage Corp. ...........     1,656
        700     CarrAmerica Realty Corp. ..........    25,326
        600     Cash America International,
                Inc. ..............................    12,072
      1,180     Catellus Development Corp..........    38,704
        538     Cathay General Bancorp ............    18,136
        500     CB Richard Ellis Group, Inc.,
                Class A\* .........................    21,930


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        600     CBL & Associates Properties,
                Inc. .............................. $  25,842
        600     Centerpoint Properties Trust.......    25,380
        152     Central Coast Bancorp\* ...........     2,751
        200     Central Pacific Financial
                Corp. .............................     7,120
     13,564     Charles Schwab Corp. ..............   153,002
        300     Charter Financial Corp. ...........    10,482
      1,600     CharterMac ........................    35,136
        400     Chicago Mercantile
                Exchange Holdings, Inc. ...........   118,200
      1,625     Chittenden Corp. ..................    44,200
      2,400     Chubb Corp. .......................   205,464
      2,294     Cincinnati Financial Corp. ........    90,751
      2,646     CIT Group, Inc. ...................   113,699
     63,225     Citigroup, Inc. ................... 2,922,892
        200     City Holding Co. ..................     7,304
        814     City National Corp. ...............    58,372
        300     CNA Surety Corp.\* ................     4,455
      1,200     CoBiz, Inc. .......................    21,756
        600     Cohen & Steers, Inc. ..............    12,366
        800     Collegiate Funding Services
                LLC\* .............................    11,664
      2,000     Colonial BancGroup, Inc. ..........    44,120
        329     Colonial Properties Trust .........    14,476
        276     Columbia Banking System,
                Inc. ..............................     6,795
      2,248     Comerica, Inc. ....................   129,934
      2,000     Commerce Bancorp, Inc. ............    60,620
        825     Commerce Bancshares, Inc...........    41,588
      1,300     Commerce Group, Inc. ..............    80,743
        690     Commercial Capital
                Bancorp, Inc. .....................    11,530
        500     Commercial Federal Corp. ..........    16,840
      1,645     Commercial Net Lease
                Realty ............................    33,673
        200     Community Bancorp N.V.\* ..........     6,204
      1,600     Compass Bancshares, Inc. ..........    72,000
        500     CompuCredit Corp.\* ...............    17,140


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,800     Conseco, Inc.\* ................... $  39,276
      6,898     Countrywide Financial
                Corp. .............................   266,332
        450     Cousins Properties, Inc. ..........    13,311
        500     Credit Acceptance Corp.\* .........     7,445
        800     Crescent Real Estate Equities
                Co. ...............................    15,000
        200     CRT Properties, Inc. ..............     5,460
      1,000     Cullen/Frost Bankers, Inc. ........    47,650
        215     Delphi Financial Group,
                Class A ...........................     9,492
      1,526     Developers Diversified
                Realty Corp. ......................    70,135
        400     Dime Community
                Bancshares ........................     6,080
      1,100     Doral Financial Corp. .............    18,194
      1,200     Downey Financial Corp. ............    87,840
      1,776     Duke Realty Corp. .................    56,228
      4,437     E*Trade Financial Corp.\* .........    62,074
        600     East West BanCorp, Inc. ...........    20,154
      1,200     EastGroup Properties ..............    50,532
      1,200     Eaton Vance Corp. .................    28,692
      1,100     Edwards (A.G.), Inc. ..............    49,665
        700     Equity Inns, Inc. .................     9,310
      4,945     Equity Office Properties
                Trust .............................   163,680
      1,400     Equity One, Inc. ..................    31,780
      3,454     Equity Residential ................   127,176
      1,100     eSPEED, Inc., Class A\* ...........     9,801
     11,700     Fannie Mae ........................   683,280
        300     FBL Financial Group, Inc.,
                Class A ...........................     8,283
        700     Federal Realty Investment
                Trust .............................    41,300
      1,450     Federated Investors, Inc.,
                Class B ...........................    43,513
        500     FelCor Lodging Trust, Inc.\* ......     7,240
      2,100     FFD Financial Corp. ...............    35,679
        350     Fidelity Bankshares, Inc. .........     9,282


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      1,886     Fidelity National Financial,
                Inc. ..............................     $ 67,311
        800     Fieldstone Investment Corp.........       11,520
      6,085     Fifth Third Bancorp ...............      250,763
        400     Financial Federal Corp. ...........       15,456
        500     First Acceptance Corp.\* ..........        4,730
        967     First American Corp. ..............       38,815
        750     First Bancorp .....................       30,111
        200     First Charter Corp. ...............        4,394
        420     First Commonwealth
                Financial Corp. ...................        5,754
        200     First Community Bancorp,
                Inc. ..............................        9,500
      1,400     First Financial Bancorp ...........       26,460
      1,000     First Financial Bankshares,
                Inc. ..............................       33,840
        100     First Financial Corp. .............        2,873
      1,400     First Horizon National Corp........       59,080
        200     First Indiana Corp. ...............        5,934
        200     First Merchants Corp. .............        4,970
        758     First Niagara Financial
                Group, Inc. .......................       11,052
        257     First Place Financial Corp. .......        5,163
        400     FirstMerit Corp. ..................       10,444
        450     Flagstar BanCorp, Inc. ............        8,517
        400     Flushing Financial Corp. ..........        7,360
      1,444     FNB Corp. .........................       28,375
        300     FPIC Insurance Group, Inc.\*.......        8,799
        600     Franklin Bank Corp.\* .............       11,256
      1,700     Franklin Resources, Inc. ..........      130,866
      8,500     Freddie Mac .......................      554,455
      1,800     Fremont General Corp. .............       43,794
      1,660     Friedman, Billings, Ramsey
                Group, Inc., Class A ..............       23,738
      1,485     Fulton Financial Corp. ............       26,730
      1,000     Gabelli Asset Management,
                Inc., Class A .....................       44,190
      1,300     Gables Residential Trust ..........       56,199
      1,000     GATX Corp. ........................       34,500


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      2,600     General Growth Properties,
                Inc. ..............................     $106,834
      2,600     Genworth Financial, Inc.,
                Class A ...........................       78,598
        200     Getty Realty Corp. ................        5,540
        200     GFI Group, Inc.\* .................        7,120
      1,400     Glimcher Realty Trust .............       38,850
        200     Global Signal, Inc. ...............        7,530
        400     Gold Banc Corp., Inc. .............        5,820
      3,800     Golden West Financial
                Corp. .............................      244,644
      4,970     Goldman Sachs Group, Inc...........      507,039
        200     Government Properties
                Trust, Inc. .......................        1,944
        300     Great Southern Bancorp,
                Inc. ..............................        9,387
        400     Greater Bay Bancorp ...............       10,548
        200     Greenhill & Co., Inc. .............        8,102
      1,379     Hancock Holding Co. ...............       47,438
        300     Harleysville Group, Inc. ..........        6,267
        337     Harleysville National Corp. .......        7,805
      3,500     Hartford Financial Services
                Group, Inc. .......................      261,730
        700     HCC Insurance Holdings,
                Inc. ..............................       26,509
      1,600     Health Care Property
                Investors, Inc. ...................       43,264
        700     Health Care REIT, Inc. ............       26,383
      1,000     Healthcare Realty Trust, Inc.......       38,610
      1,900     Hibernia Corp., Class A ...........       63,042
      1,200     Highland Hospitality Corp. ........       12,540
        500     Highwoods Properties, Inc..........       14,880
      1,200     HomeBanc Corp. ....................       10,908
        500     Horace Mann Educators
                Corp. .............................        9,410
        700     Hospitality Properties Trust ......       30,849
      3,800     Host Marriott Corp. ...............       66,500
      3,200     HRPT Properties Trust .............       39,776
      3,526     Hudson City Bancorp, Inc. .........       40,232
        600     Hudson United Bancorp .............       21,660


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      2,685     Huntington Bancshares, Inc......... $  64,816
      1,000     IMPAC Mortgage Holdings,
                Inc. ..............................    18,650
      1,200     Independence Community
                Bank Corp. ........................    44,316
        200     Independent Bank Corp. ............     5,642
      1,000     Independent Bank Corp. MI..........    28,440
      1,000     IndyMac Bancorp, Inc. .............    40,730
      1,000     Infinity Property & Casual
                Corporation .......................    34,880
        400     Inland Real Estate Corp. ..........     6,432
        400     Innkeepers USA Trust ..............     5,976
      1,000     Instinet Group, Inc.\* ............     5,240
        200     Integra Bank Corp. ................     4,524
      1,000     International Bancshares
                Corporation .......................    28,290
        200     International Securities
                Exchange, Inc.\* ..................     5,022
        300     Investment Technology
                Group, Inc.\* .....................     6,306
        800     Investors Financial Services
                Corp. .............................    30,256
      1,000     iPayment, Inc.\* ..................    36,520
        400     Irwin Financial Corp. .............     8,876
      1,364     iStar Financial, Inc. .............    56,729
        200     Jackson Hewitt Tax Service,
                Inc. ..............................     4,728
      2,900     Janus Capital Group, Inc. .........    43,616
        500     Jefferies Group, Inc. .............    18,945
      1,800     Jefferson-Pilot Corp. .............    90,756
     43,480     JPMorgan Chase & Co. .............. 1,535,714
      1,200     Kearny Financial Corp.\* ..........    14,160
      5,300     KeyCorp ...........................   175,695
      1,050     Kimco Realty Corp. ................    61,856
      1,000     KMG America Corp.\* ...............     9,940
        407     KNBT Bancorp, Inc. ................     6,142
        700     Knight Capital Group, Inc.,
                Class A\* .........................     5,334
        900     LaBranche & Co., Inc.\* ...........     5,670


     Shares                                               Value
---------------                                     ----------------
Financials (continued)
         89     Ladenburg Thalmann
                Financial Services, Inc.\* ........ $      51
        100     Lakeland Financial Corp. ..........     4,068
        200     LandAmerica Financial
                Group, Inc. .......................    11,874
      1,300     LaSalle Hotel Properties ..........    42,653
      1,550     Legg Mason, Inc. ..................   161,370
      3,584     Lehman Brothers Holdings,
                Inc. ..............................   355,820
        990     Leucadia National Corp. ...........    38,244
        400     Lexington Corporate
                Properties Trust ..................     9,724
      1,200     Liberty Property Trust ............    53,172
      2,100     Lincoln National Corp. ............    98,532
      1,400     Loews Corp. .......................   108,500
        400     LTC Properties, Inc. ..............     8,280
      1,500     M&T Bank Corp. ....................   157,740
        600     Macerich Co. ......................    40,230
        700     Mack-Cali Realty Corp. ............    31,710
        400     Main Street Banks, Inc. ...........    10,184
      1,149     Main Street Trust, Inc. ...........    33,206
        700     MarketAxess Holdings, Inc.\*.......     7,910
      5,970     Marsh & McLennan Cos.,
                Inc. ..............................   165,369
      2,400     Marshall & Ilsley Corp. ...........   106,680
      1,900     MBIA, Inc. ........................   112,689
     13,627     MBNA Corp. ........................   356,482
      5,200     Mellon Financial Corp. ............   149,188
      1,000     Mercantile Bankshares
                Corp. .............................    51,530
      1,300     Mercury General Corp. .............    70,876
        900     MeriStar Hospitality Corp.\* ......     7,740
     10,246     Merrill Lynch & Co., Inc. .........   563,632
      4,946     MetLife, Inc. .....................   222,273
        400     Metris Cos., Inc.\* ...............     5,784
      1,400     MFA Mortgage Investments,
                Inc. ..............................    10,430
      1,400     MGIC Investment Corp. .............    91,308
        100     Mid-America Apartment
                Communities, Inc. .................     4,542


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,000     Midland Co. (The) ................     $ 35,190
        300     Mid-State Bancshares .............        8,331
        800     Mills Corp. (The) ................       48,632
      1,100     MoneyGram International,
                Inc. .............................       21,032
      3,200     Moody's Corp. ....................      143,872
     12,100     Morgan Stanley ...................      634,887
        800     Nara BanCorp, Inc. ...............       11,744
        400     Nasdaq Stock Market, Inc.\* ......        7,544
      6,913     National City Corp. ..............      235,872
        200     National Health Investors,
                Inc. .............................        5,614
        600     National Interstate Corp.\* ......       12,042
        620     Nationwide Financial
                Services, Class A ................       23,523
        700     Nationwide Health
                Properties, Inc. .................       16,527
        200     Navigators Group, Inc.\* .........        6,914
        200     NBT Bancorp, Inc. ................        4,728
      1,000     New Century Financial Corp........       51,450
      1,200     New Plan Excel Realty Trust.......       32,604
      2,437     New York Community
                Bancorp, Inc. ....................       44,158
        700     NewAlliance Bancshares,
                Inc. .............................        9,835
      1,400     Newcastle Investment Corp.........       42,210
      5,236     North Fork Bancorp, Inc. .........      147,079
      2,400     Northern Trust Corp. .............      109,416
        500     Northwest Bancorp, Inc. ..........       10,630
        200     Nuveen Investments, Inc.,
                Class A ..........................        7,524
        700     Ocwen Financial Corp.\* ..........        4,732
        600     Odyssey Re Holdings Corp..........       14,808
        700     Ohio Casualty Corp. ..............       16,926
      1,844     Old National Bancorp .............       39,462
      1,950     Old Republic International
                Corp. ............................       49,316
        200     Old Second Bancorp, Inc. .........        5,818
      1,000     Omega Healthcare Investors,
                Inc. .............................       12,860


     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,200     optionsXpress Holdings,
                Inc.\* ...........................     $ 18,240
        332     Oriental Financial Group .........        5,066
        533     Pacific Capital Bancorp ..........       19,764
        512     Partners Trust Financial
                Group, Inc. ......................        5,468
        371     Pennsylvania Real Estate
                Investment Trust .................       17,622
      2,025     People's Bank ....................       61,236
        450     PFF Bancorp, Inc. ................       13,630
        100     Philadelphia Consolidated
                Holding Corp.\* ..................        8,476
      1,200     Phoenix Cos., Inc. ...............       14,280
        200     Piper Jaffray Cos.\* .............        6,086
        200     Placer Sierra Bancshares .........        5,454
      2,159     Plum Creek Timber Co.,
                Inc. .............................       78,372
      1,300     PMA Capital Corp., Class A\*......       11,479
      1,100     PMI Group, Inc. (The) ............       42,878
      2,600     Popular, Inc. ....................       65,494
        400     Presidential Life Corp. ..........        6,844
        200     PRG-Schultz International,
                Inc.\* ...........................          564
      3,800     Principal Financial Group ........      159,220
      1,315     ProAssurance Corp.\* .............       54,914
      2,100     Progressive Corp. ................      207,501
      2,294     Prologis .........................       92,311
        200     Prosperity Bancshares, Inc. ......        5,722
        800     Protective Life Corp. ............       33,776
        400     Provident Bancorp, Inc. ..........        4,844
      1,464     Provident Bankshares Corp.........       46,716
      1,000     Provident Financial Services,
                Inc. .............................       17,570
      3,100     Providian Financial Corp.\* ......       54,653
      6,300     Prudential Financial, Inc. .......      413,658
      1,186     Public Storage, Inc. .............       75,014
      1,420     Radian Group, Inc. ...............       67,052
        300     Ramco-Gershenson
                Properties Trust .................        8,784


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,000     Raymond James Financial,
                Inc. .............................     $ 28,250
        601     Rayonier, Inc. ...................       31,871
      1,000     Realty Income Corp. ..............       25,040
      1,000     Reckson Associates Realty
                Corp. ............................       33,550
        700     Regency Centers Corp. ............       40,040
      5,592     Regions Financial Corp. ..........      189,457
         50     Renasant Corp. ...................        1,538
        400     Republic Bancorp, Inc. ...........        5,992
        200     Resource America, Inc.,
                Class A ..........................        7,706
        750     R-G Financial Corp., Class B......       13,268
      1,400     Safeco Corp. .....................       76,076
        200     Sandy Spring Bancorp, Inc.........        7,006
      1,600     Saxon Capital, Inc. ..............       27,312
      1,100     SEI Investments Co. ..............       41,085
        200     Selective Insurance Group,
                Inc. .............................        9,910
        600     Senior Housing Properties
                Trust ............................       11,346
        500     Shurgard Storage Centers,
                Inc., Class A ....................       22,980
        200     Signature Bank\* .................        4,880
      2,591     Simon Property Group, Inc.........      187,822
        400     Sizeler Property Investors,
                Inc. .............................        5,280
      1,270     Sky Financial Group, Inc. ........       35,789
      5,100     SLM Corp. ........................      259,080
        800     South Financial Group, Inc........       22,736
      1,000     Southern Missouri Bancorp,
                Inc. .............................       14,675
      4,440     Sovereign Bancorp, Inc. ..........       99,190
      1,200     Spirit Finance Corp. .............       14,100
      1,100     St Joe Co. (The) .................       89,694
      8,184     St. Paul Travelers Cos., Inc.
                (The) ............................      323,514
        270     StanCorp. Financial Group,
                Inc. .............................       20,677
        400     State Auto Financial Corp. .......       12,416


     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      4,100     State Street Corp. ...............     $197,825
        345     Sterling Bancorp .................        7,366
        350     Sterling Bancshares, Inc. ........        5,446
      1,192     Sterling Financial Corp.\* .......       44,581
      1,000     Sterling Financial
                Corporation ......................       21,310
        300     Suffolk Bancorp ..................        9,687
        200     Sunstone Hotel Investors,
                Inc. .............................        4,852
      4,480     SunTrust Banks, Inc. .............      323,635
      1,500     Susquehanna Bancshares,
                Inc. .............................       36,885
      3,556     Synovus Financial Corp. ..........      101,951
      1,500     T. Rowe Price Group, Inc. ........       93,900
        600     Tanger Factory Outlet
                Centers, Inc. ....................       16,158
        229     Tarragon Corp.\* .................        5,782
        500     Taubman Centers, Inc. ............       17,045
      2,000     TCF Financial Corp. ..............       51,760
        705     TD Banknorth, Inc. ...............       21,009
         11     TEL Offshore Trust ...............          110
        400     Texas Capital Bancshares,
                Inc.\* ...........................        7,896
        662     Texas Regional Bancshares,
                Inc., Class A ....................       20,178
      1,146     Thornburg Mortgage, Inc. .........       33,383
        121     Tompkins Trustco, Inc. ...........        5,251
      1,300     Torchmark Corp. ..................       67,860
        700     Tower Group, Inc. ................       10,941
        200     Town & Country Trust (The)........        5,702
        100     Triad Guaranty, Inc.\* ...........        5,039
        500     Trizec Properties, Inc. ..........       10,285
        558     Trustco Bank Corp. NY ............        7,287
        700     Trustmark Corp. ..................       20,482
        400     Trustreet Properties, Inc. .......        6,644
     22,609     U.S. Bancorp .....................      660,183
        400     U.S.I Holdings Corp.\* ...........        5,152
        800     UCBH Holdings, Inc. ..............       12,992
        300     UICI .............................        8,931


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      1,205     UMB Financial Corp. ............. $   68,721
        400     UnionBanCal Corp. ...............     26,768
      1,400     United Bankshares, Inc. .........     49,854
      1,600     United Dominion Realty
                Trust, Inc. .....................     38,480
        200     United Fire & Casualty Co. ......      8,884
        500     United PanAm Financial
                Corp.\* .........................     13,705
        900     United Tennessee
                Bankshares, Inc. ................     19,485
        400     Unitrin, Inc. ...................     19,640
        300     Universal American Financial
                Corp.\* .........................      6,786
      1,000     Unizan Financial Corp. ..........     26,790
      3,657     UnumProvident Corp. .............     66,996
        600     U-Store-It Trust ................     11,430
        959     Valley National Bancorp .........     22,421
      1,900     Ventas, Inc. ....................     57,380
      1,500     Vornado Realty Trust ............    120,600
      1,681     W Holding Co., Inc. .............     17,180
     20,174     Wachovia Corp. ..................  1,000,630
      1,050     Waddell & Reed Financial,
                Inc., Class A ...................     19,425
        300     Walter Industries, Inc. .........     12,060
      1,133     Washington Federal, Inc. ........     26,648
     10,590     Washington Mutual, Inc. .........    430,907
      1,400     Washington Real Estate
                Investment Trust ................     43,680
        400     Washington Trust Bancorp,
                Inc. ............................     11,068
        904     Webster Financial Corp. .........     42,208
      1,875     Weingarten Realty Investors......     73,538
     20,495     Wells Fargo & Co. ...............  1,262,082
        200     WesBanco, Inc. ..................      6,004
        100     Wesco Financial Corp. ...........     36,000
        300     West Coast Bancorp ..............      7,323
        400     Westamerica Bancorp .............     21,124
      1,300     WestCorp. .......................     68,146
        300     WFS Financial, Inc.\* ...........     15,213


     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      1,125     Whitney Holding Corp. ........... $   36,709
        900     Wilmington Trust Corp. ..........     32,409
        400     Windrose Medical Properties
                Trust ...........................      5,612
        600     World Acceptance Corp.\* ........     18,030
      1,125     WR Berkley Corp. ................     40,140
        100     WSFS Financial Corp. ............      5,471
        200     Yardville National Bancorp ......      7,150
      1,000     Zions Bancorp ...................     73,530
      1,200     ZipRealty, Inc.\* ...............     15,408

                                                  ----------
                                                  35,200,596
                                                  ----------
Health Care - 13.4%
        200     Abaxis, Inc.\* ..................      2,176
     18,900     Abbott Laboratories .............    926,289
        200     Abiomed, Inc.\* .................      1,710
        500     Accelrys, Inc.\* ................      2,475
        800     Accredo Health, Inc.\* ..........     36,320
        200     Advanced Magnetics, Inc.\* ......      2,232
        731     Advanced Medical Optics,
                Inc.\* ..........................     29,057
        200     Advanced Neuromodulation
                Systems, Inc.\* .................      7,936
      3,800     Aetna, Inc. .....................    314,716
        800     Affymetrix, Inc.\* ..............     43,144
        200     Alexion Pharmaceuticals,
                Inc.\* ..........................      4,608
      1,100     Align Technology, Inc.\* ........      8,107
        900     Alkermes, Inc.\* ................     11,898
      1,900     Allergan, Inc. ..................    161,956
      1,000     Alliance Imaging, Inc.\* ........     10,460
        500     Alpharma, Inc., Class A .........      7,235
        200     Amedisys, Inc.\* ................      7,356
        200     America Service Group,
                Inc.\* ..........................      3,170
        500     American Healthways, Inc.\*......     21,135
      1,000     American Medical Systems
                Holdings, Inc.\* ................     20,650
        400     American Pharmaceutical
                Partners, Inc.\* ................     16,500


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        500     AMERIGROUP Corp.\* ................     $ 20,100
      1,370     AmerisourceBergen Corp. ...........       94,736
     15,302     Amgen, Inc.\* .....................      925,159
        200     Amsurg Corp.\* ....................        5,538
      1,200     Amylin Pharmaceuticals,
                Inc.\* ............................       25,116
        800     Andrx Corp.\* .....................       16,248
        200     Angiodynamics, Inc.\* .............        4,348
        200     Anika Therapeutics, Inc.\* ........        2,298
        100     Antigenics, Inc.\* ................          541
      2,400     Applera Corp. - Applied
                Biosystems Group ..................       47,208
        800     Applera Corp. - Celera
                Genomics Group\* ..................        8,776
        900     Apria Healthcare Group,
                Inc.\* ............................       31,176
        100     ARIAD Pharmaceuticals,
                Inc.\* ............................          666
        100     Arqule, Inc.\* ....................          648
        600     Array Biopharma, Inc.\* ...........        3,780
        200     Arrow International, Inc. .........        6,380
        200     Arthrocare Corp.\* ................        6,988
        200     Aspect Medical Systems,
                Inc.\* ............................        5,948
      1,425     Barr Pharmaceuticals, Inc.\* ......       69,454
        200     Barrier Therapeutics, Inc.\* ......        1,586
        500     Bausch & Lomb, Inc. ...............       41,500
      7,663     Baxter International, Inc. ........      284,297
        900     Beckman Coulter, Inc. .............       57,213
      3,200     Becton Dickinson & Co. ............      167,904
      1,100     Beverly Enterprises, Inc.\* .......       14,014
      4,055     Biogen Idec, Inc.\* ...............      139,695
        400     BioLase Technology, Inc. ..........        2,528
      1,500     BioMarin Pharmaceuticals,
                Inc.\* ............................       11,235
      3,050     Biomet, Inc. ......................      105,652
        300     Bio-Rad Laboratories, Inc.,
                Class A\* .........................       17,763
        200     Biosite, Inc.\* ...................       10,998
      7,270     Boston Scientific Corp.\* .........      196,290


     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        400     Bradley Pharmaceuticals,
                Inc.\* ............................     $  4,300
     23,500     Bristol-Myers Squibb Co. ..........      587,030
        200     Candela Corp.\* ...................        2,090
      5,436     Cardinal Health, Inc. .............      313,005
      5,528     Caremark Rx, Inc.\* ...............      246,107
      2,000     Celgene Corp.\* ...................       81,540
        500     Cell Therapeutics, Inc.\* .........        1,355
        800     Centene Corp.\* ...................       26,864
        700     Cephalon, Inc.\* ..................       27,867
        500     Cepheid, Inc.\* ...................        3,670
        500     Cerner Corp.\* ....................       33,985
        644     Charles River Laboratories
                International, Inc.\* .............       31,073
      1,246     Chiron Corp.\* ....................       43,473
        200     Cholestech Corp.\* ................        2,254
      1,700     Cigna Corp. .......................      181,951
      1,200     Community Health Systems,
                Inc.\* ............................       45,348
        400     Conceptus, Inc.\* .................        2,260
        300     Conmed Corp.\* ....................        9,231
        700     Conor Medsystems, Inc.\* ..........       10,745
        755     Cooper Cos, Inc. (The) ............       45,949
      1,100     Covance, Inc.\* ...................       49,357
      1,261     Coventry Health Care, Inc.\*.......       89,216
      1,300     CR Bard, Inc. .....................       86,463
        300     Cross Country Healthcare,
                Inc.\* ............................        5,100
        100     CuraGen Corp.\* ...................          514
        400     Curative Health Services,
                Inc.\* ............................          912
        200     Cutera, Inc.\* ....................        3,470
        400     CV Therapeutics, Inc.\* ...........        8,968
        200     Cyberonics, Inc.\* ................        8,678
      1,300     Cytyc Corp.\* .....................       28,678
        500     Dade Behring Holdings,
                Inc. ..............................       32,505
        200     Datascope Corp. ...................        6,670
      1,250     DaVita, Inc.\* ....................       56,850


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        100     Dendreon Corp.\* ...................     $    523
        400     Dendrite International, Inc.\*......        5,520
        850     Dentsply International, Inc.........       45,900
        180     Diagnostic Products Corp. ..........        8,519
        400     Dialysis Corp. Of America\* ........        8,660
        200     Digene Corp.\* .....................        5,536
        100     Discovery Laboratories,
                Inc.\* .............................          729
        500     Diversa Corp.\* ....................        2,605
        300     dj Orthopedics, Inc.\* .............        8,229
        400     Dov Pharmaceutical, Inc.\* .........        7,464
        200     DUSA Pharmaceuticals,
                Inc.\* .............................        1,860
        100     Dyax Corp.\* .......................          472
        500     Eclipsys Corp.\* ...................        7,035
        700     Edwards Lifesciences Corp.\*........       30,114
     11,670     Eli Lilly & Co. ....................      650,136
        800     Encysive Pharmaceuticals,
                Inc.\* .............................        8,648
        800     Endo Pharmaceuticals
                Holdings, Inc.\* ...................       21,024
        200     Eon Labs, Inc.\* ...................        6,128
        400     EPIX Pharmaceuticals, Inc.\*........        3,540
        100     Exactech, Inc.\* ...................        1,313
      1,300     Exelixis, Inc.\* ...................        9,659
      1,400     Express Scripts, Inc.\* ............       69,972
        900     Eyetech Pharmaceuticals,
                Inc.\* .............................       11,376
        400     First Horizon Pharmaceutical
                Corp.\* ............................        7,616
      1,372     Fisher Scientific
                International, Inc.\* ..............       89,043
        200     Five Star Quality Care, Inc.\*......        1,460
      4,400     Forest Laboratories, Inc.\* ........      170,940
        200     Foxhollow Technologies,
                Inc.\* .............................        7,654
      5,900     Genentech, Inc.\* ..................      473,652
        400     Genesis HealthCare Corp.\* .........       18,512
        800     Gen-Probe, Inc.\* ..................       28,984
      3,055     Genzyme Corp.\* ....................      183,575


     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      5,500     Gilead Sciences, Inc.\* ............     $241,945
        200     GTx, Inc.\* ........................        1,988
      3,870     Guidant Corp. ......................      260,451
        500     Haemonetics Corp.\* ................       20,320
        400     Hanger Orthopedic Group,
                Inc.\* .............................        2,016
      4,800     HCA, Inc. ..........................      272,016
      2,800     Health Management
                Associates, Inc., Class A ..........       73,304
      1,400     Health Net, Inc.\* .................       53,424
        450     Healthcare Services Group ..........        9,036
        700     HealthExtras, Inc.\* ...............       14,049
        600     HealthTronics, Inc.\* ..............        7,794
      1,200     Henry Schein, Inc.\* ...............       49,824
        700     Hillenbrand Industries, Inc.........       35,385
        200     Hi-Tech Pharmacal Co.,
                Inc.\* .............................        6,372
        200     Hollis-Eden Pharmaceuticals,
                Inc.\* .............................        1,480
        200     Hologic, Inc.\* ....................        7,950
      1,740     Hospira, Inc.\* ....................       67,860
      1,600     Human Genome Sciences,
                Inc.\* .............................       18,528
      2,000     Humana, Inc.\* .....................       79,480
      1,000     Hythiam, Inc.\* ....................        5,600
        700     ICOS Corp.\* .......................       14,819
      1,200     Idenix Pharmaceuticals,
                Inc.\* .............................       26,016
        446     Idexx Laboratories, Inc.\* .........       27,799
        400     Illumina, Inc.\* ...................        4,828
      1,000     ImClone Systems, Inc.\* ............       30,970
        200     Immtech International, Inc.\*.......        2,204
        537     Immucor, Inc.\* ....................       15,546
        500     Impax Laboratories, Inc.\* .........        7,850
      2,800     IMS Health, Inc. ...................       69,356
        600     Inamed Corp.\* .....................       40,182
      1,300     Incyte Corp.\* .....................        9,295
      1,100     Inspire Pharmaceuticals,
                Inc.\* .............................        9,262


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        200     Integra LifeSciences
                Holdings Corp.\* .................. $   5,840
        600     Intralase Corp.\* .................    11,772
        400     Intuitive Surgical, Inc.\* ........    18,656
        300     Invacare Corp. ....................    13,308
        200     Inverness Medical
                Innovations, Inc.\* ...............     5,460
        800     Invitrogen Corp.\* ................    66,632
        400     IRIS International, Inc.\* ........     7,120
        800     Ista Pharmaceuticals, Inc.\* ......     6,656
      2,650     IVAX Corp.\* ......................    56,975
     36,060     Johnson & Johnson ................. 2,343,900
        500     Kindred Healthcare, Inc.\* ........    19,805
        500     Kinetic Concepts, Inc.\* ..........    30,000
      3,174     King Pharmaceuticals, Inc.\*.......    33,073
        450     KV Pharmaceutical Co.,
                Class A\* .........................     7,538
        300     Kyphon, Inc.\* ....................    10,437
      1,600     Laboratory Corp. of America
                Holdings\* ........................    79,840
        200     Laserscope\* ......................     8,288
        200     LCA-Vision, Inc. ..................     9,692
        138     Lexicon Genetics, Inc.\* ..........       682
        400     Lifecell Corp.\* ..................     6,324
        200     Lifecore Biomedical, Inc.\* .......     2,180
      1,000     Lifeline Systems, Inc.\* ..........    32,120
        565     LifePoint Hospitals, Inc.\* .......    28,544
      1,600     Ligand Pharmaceuticals, Inc.,
                Class B\* .........................    11,120
      1,300     Lincare Holdings, Inc.\* ..........    53,092
        200     Luminex Corp.\* ...................     1,968
        300     Mannatech, Inc. ...................     5,706
        200     MannKind Corp.\* ..................     2,010
      1,200     Manor Care, Inc. ..................    47,676
        300     Martek Biosciences Corp.\* ........    11,385
        200     Matrixx Initiatives, Inc.\* .......     2,200
        300     MAXIMUS, Inc. .....................    10,587
        500     Maxygen, Inc.\* ...................     3,430
      3,600     McKesson Corp. ....................   161,244


     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        200     Medcath Corp.\* ................... $   5,558
      3,207     Medco Health Solutions,
                Inc.\* ............................   171,126
      1,000     Medicines Co.\* ...................    23,390
        600     Medicis Pharmaceutical
                Corp., Class A ....................    19,038
        400     Medicore, Inc.\* ..................     5,036
      3,055     MedImmune, Inc.\* .................    81,630
     14,668     Medtronic, Inc. ...................   759,656
        700     Mentor Corp. ......................    29,036
     26,833     Merck & Co., Inc. .................   826,456
      1,200     Merge Technologies, Inc.\* ........    22,500
        200     Meridian Bioscience, Inc. .........     3,790
      1,200     MGI Pharma, Inc.\* ................    26,112
      3,700     Millennium Pharmaceuticals,
                Inc.\* ............................    34,299
      2,500     Mylan Laboratories, Inc. ..........    48,100
        200     Myogen, Inc.\* ....................     1,398
        400     Myriad Genetics, Inc.\* ...........     6,260
        500     Nabi Biopharmaceuticals\* .........     7,615
        900     Nastech Pharmaceutical Co.,
                Inc.\* ............................    12,807
        200     Natural Health Trends
                Corp.\* ...........................     2,456
        200     Natures Sunshine Prods,
                Inc. ..............................     3,488
        200     Natus Medical, Inc.\* .............     2,250
        600     NBTY, Inc.\* ......................    15,564
        500     NDCHealth Corp. ...................     8,985
      1,000     Nektar Therapeutics\* .............    16,840
        200     NeoPharm, Inc.\* ..................     1,998
        500     Neurocrine Biosciences,
                Inc.\* ............................    21,030
        200     New River Pharmaceuticals,
                Inc.\* ............................     6,004
        200     Nutraceutical International
                Corp.\* ...........................     2,670
        200     NuVasive, Inc.\* ..................     3,324
        300     Oakley, Inc. ......................     5,109
      1,200     Omnicare, Inc. ....................    50,916


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        400     Onyx Pharmaceuticals, Inc.\*........ $   9,552
        600     Option Care, Inc. ..................     8,460
        700     OSI Pharmaceuticals, Inc.\* ........    28,609
        600     Owens & Minor, Inc. ................    19,410
      1,300     Pacificare Health Systems,
                Inc.\* .............................    92,885
        200     Palomar Medical
                Technologies, Inc.\* ...............     4,784
        400     Par Pharmaceutical Cos.,
                Inc.\* .............................    12,724
      1,600     Patterson Cos., Inc.\* .............    72,128
        300     Pediatrix Medical Group,
                Inc.\* .............................    22,062
      2,417     PerkinElmer, Inc. ..................    45,681
        800     Perrigo Co. ........................    11,152
     91,811     Pfizer, Inc. ....................... 2,532,147
        500     Pharmaceutical Product
                Development, Inc.\* ................    23,430
        200     Pharmacyclics, Inc.\* ..............     1,502
        200     Pharmion Corp.\* ...................     4,642
        400     PolyMedica Corp. ...................    14,264
        400     Priority Healthcare Corp.,
                Class B\* ..........................    10,144
      1,300     Protein Design Labs, Inc.\* ........    26,273
        600     PSS World Medical, Inc.\* ..........     7,470
        400     Psychiatric Solutions, Inc.\* ......    19,484
        200     QMed, Inc.\* .......................     1,848
      2,000     Quest Diagnostics, Inc. ............   106,540
        400     Radiation Therapy Services,
                Inc.\* .............................    10,620
        440     Regeneron Pharmaceuticals,
                Inc.\* .............................     3,692
        990     Renal Care Group, Inc.\* ...........    45,639
        500     Renovis, Inc.\* ....................     7,635
        200     Res-Care, Inc.\* ...................     2,712
        300     ResMed, Inc.\* .....................    19,797
        800     Respironics, Inc.\* ................    28,888
        400     Rigel Pharmaceuticals, Inc.\*.......     7,968
        600     Salix Pharmaceuticals, Ltd.\*.......    10,596
        100     Santarus, Inc.\* ...................       410


     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
     17,900     Schering-Plough Corp. .............. $ 341,174
      1,300     Sepracor, Inc.\* ...................    78,013
        400     Serologicals Corp.\* ...............     8,500
        200     SFBC International, Inc.\* .........     7,726
        200     Sierra Health Services, Inc.\*......    14,292
      4,400     St. Jude Medical, Inc.\* ...........   191,884
        800     STERIS Corp. .......................    20,616
      3,320     Stryker Corp. ......................   157,899
        200     Sunrise Senior Living, Inc.\* ......    10,796
        200     SurModics, Inc.\* ..................     8,674
        599     Sybron Dental Specialties,
                Inc.\* .............................    22,534
        200     Symbion, Inc.\* ....................     4,770
        200     Symmetry Medical, Inc.\* ...........     4,708
        900     Tanox, Inc.\* ......................    10,548
        700     Techne Corp.\* .....................    32,137
        700     Telik, Inc.\* ......................    11,382
      5,526     Tenet Healthcare Corp.\* ...........    67,638
        200     Tercica, Inc.\* ....................     1,738
        600     Theravance, Inc.\* .................    10,200
      2,465     Thermo Electron Corp.\* ............    66,235
        450     Third Wave Technologies,
                Inc.\* .............................     1,768
        700     Thoratec Corp.\* ...................    10,738
        400     Transkaryotic Therapies,
                Inc.\* .............................    14,632
        805     Triad Hospitals, Inc.\* ............    43,985
        400     Trimeris, Inc.\* ...................     3,992
        200     TriPath Imaging, Inc.\* ............     1,712
        300     United Surgical Partners
                International, Inc.\* ..............    15,624
        200     United Therapeutics Corp.\*.........     9,640
     15,932     UnitedHealth Group, Inc. ...........   830,694
        900     Universal Health Services,
                Inc., Class B ......................    55,962
        200     USANA Health Sciences,
                Inc.\* .............................     8,460
      1,100     Valeant Pharmaceuticals
                International ......................    19,393


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      1,700     Varian Medical Systems,
                Inc.\* ............................ $   63,461
        700     Varian, Inc.\* ....................     26,453
        300     Vaso Active Pharmaceuticals,
                Inc., Class A\* ...................        270
        800     VCA Antech, Inc.\* ................     19,400
        400     Ventana Medical Systems,
                Inc.\* ............................     16,092
        700     Vertex Pharmaceuticals,
                Inc.\* ............................     11,788
        400     ViaCell, Inc.\* ...................      4,260
        299     Viasys Healthcare, Inc.\* .........      6,754
        500     Vicuron Pharmaceuticals,
                Inc.\* ............................     13,950
        200     VistaCare, Inc., Class A\* ........      3,694
        200     Vital Signs, Inc. .................      8,664
        200     Vnus Medical Technologies,
                Inc.\* ............................      2,406
      1,600     Waters Corp.\* ....................     59,472
      1,500     Watson Pharmaceuticals,
                Inc.\* ............................     44,340
        300     WellChoice, Inc.\* ................     20,841
      7,136     WellPoint, Inc.\* .................    496,951
        200     West Pharmaceutical
                Services, Inc. ....................      5,610
        300     Wright Medical Group, Inc.\*.......      8,010
     16,100     Wyeth .............................    716,450
      2,900     Zimmer Holdings, Inc.\* ...........    220,893
        200     Zoll Medical Corp.\* ..............      5,090
        600     Zymogenetics, Inc.\* ..............     10,560

                                                    ----------
                                                    21,832,060
                                                    ----------
Industrials - 10.9%
      8,600     3M Co. ............................    621,780
      1,200     AAR Corp.\* .......................     18,852
        400     ABM Industries, Inc. ..............      7,800
      1,000     Abx Air, Inc.\* ...................      8,150
        200     Actrade Financial
                Technologies, Ltd.\*(a) ...........          0
        220     Actuant Corp., Class A\* ..........     10,547


     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        500     Acuity Brands, Inc. ............... $   12,845
      1,100     Adesa, Inc. .......................     23,947
      1,200     Advance America Cash
                Advance Centers, Inc. .............     19,200
      1,000     AGCO Corp.\* ......................     19,120
        800     Airtran Holdings, Inc.\* ..........      7,384
        800     Albany Molecular Research,
                Inc.\* ............................     11,200
      1,000     Alderwoods Group, Inc.\* ..........     14,370
      1,500     Alexander & Baldwin, Inc. .........     69,525
        437     Alliant Techsystems, Inc.\* .......     30,852
      1,800     Allied Waste Industries,
                Inc.\* ............................     14,274
        300     America West Holdings
                Corp., Class B\* ..................      1,800
      2,200     American Power Conversion
                Corp. .............................     51,898
      2,400     American Standard Cos.,
                Inc. ..............................    100,608
        900     Ametek, Inc. ......................     37,665
        200     AMN Healthcare Services,
                Inc.\* ............................      3,006
      1,800     AMR Corp.\* .......................     21,798
        200     Angelica Corp. ....................      4,902
      1,925     Apollo Group, Inc., Class A\*......    150,575
        200     Applied Films Corp.\* .............      5,120
        400     Applied Signal Technology,
                Inc. ..............................      7,616
      1,200     Aramark Corp., Class B ............     31,680
        600     Armor Holdings, Inc.\* ............     23,766
        800     Artesyn Technologies, Inc.\*.......      6,960
        400     Astec Industries, Inc.\* ..........      9,276
      1,400     Avery Dennison Corp. ..............     74,144
        200     Aviall, Inc.\* ....................      6,318
        200     Baker (Michael) Corp.\* ...........      3,572
        200     Baldor Electric Co. ...............      4,864
        300     Barnes Group, Inc. ................      9,930
        300     Barrett Business Services,
                Inc.\* ............................      4,512


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        200     Beacon Roofing Supply,
                Inc.\* ............................     $  5,260
      2,000     BearingPoint, Inc.\* ..............       14,660
        400     Blount International, Inc.\* ......        6,676
      1,200     BlueLinx Holdings, Inc. ...........       12,696
      9,000     Boeing Co. ........................      594,000
        300     Bowne & Co., Inc. .................        4,338
        400     Brady Corp., Class A ..............       12,400
        600     Briggs & Stratton Corp. ...........       20,772
        200     Bright Horizons Family
                Solutions, Inc.\* .................        8,144
      1,000     Brink's Company ...................       36,000
      4,590     Burlington Northern Santa
                Fe Corp. ..........................      216,097
        400     C&D Technologies, Inc. ............        3,676
      1,100     C.H. Robinson Worldwide,
                Inc. ..............................       64,020
      1,500     Career Education Corp.\* ..........       54,915
        300     Carlisle Cos., Inc. ...............       20,589
        300     Cascade Corp. .....................       12,975
        200     Casella Waste Systems, Inc.,
                Class A\* .........................        2,400
      4,200     Caterpillar, Inc. .................      400,302
        400     CDI Corp. .........................        8,768
        400     Celadon Group, Inc.\* .............        6,816
     12,677     Cendant Corp. .....................      283,584
        200     Central European
                Distribution Corp.\* ..............        7,466
        300     Central Parking Corp. .............        4,125
        300     Ceradyne, Inc.\* ..................        7,221
        300     Cherokee International
                Corp.\* ...........................        1,122
      1,086     ChoicePoint, Inc.\* ...............       43,494
      1,582     Cintas Corp. ......................       61,065
        400     Clarcor, Inc. .....................       11,700
        400     Clark, Inc. .......................        5,732
        400     Clean Harbors, Inc.\* .............        8,672
        500     CNF, Inc. .........................       22,450
        400     Coinstar, Inc.\* ..................        9,076


     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
        200     Collectors Universe\* .............     $  3,504
        400     Columbus McKinnon Corp.\*..........        4,382
      1,200     Competitive Technologies,
                Inc.\* ............................        7,920
        200     Compx International, Inc. .........        3,350
        700     Continental Airlines, Inc.,
                Class B\* .........................        9,296
      1,300     Cooper Industries, Ltd., Class
                A .................................       83,070
      2,000     Corinthian Colleges, Inc.\* .......       25,540
        200     Cornell Cos, Inc.\* ...............        2,692
        400     Corporate Executive Board
                Co. ...............................       31,332
      1,398     Corrections Corp. of
                America\* .........................       54,873
        200     CorVel Corp.\* ....................        5,024
        200     Covenant Transport, Inc.,
                Class A\* .........................        2,640
        600     Crane Co. .........................       15,780
      2,600     CSX Corp. .........................      110,916
        700     Cubic Corp. .......................       12,418
        400     Cummins, Inc. .....................       29,844
        100     CUNO, Inc.\* ......................        7,144
      1,200     Curtiss-Wright Corp. ..............       64,740
      3,018     Danaher Corp. .....................      157,962
      3,100     Deere & Co. .......................      203,019
        100     Delta Air Lines, Inc.\* ...........          376
      1,000     Deluxe Corp .......................       40,600
        900     DiamondCluster
                International, Inc.\* .............       10,170
        200     Dixie Group, Inc.\* ...............        3,522
      1,200     Dollar Financial Corp.\* ..........       12,732
      1,000     Dorchester Minerals LP ............       23,924
      2,600     Dover Corp. .......................       94,588
        200     DRS Technologies, Inc. ............       10,256
        950     Dun & Bradstreet Corp.\* ..........       58,568
      1,400     Dycom Industries, Inc.\* ..........       27,734
      1,900     Eaton Corp. .......................      113,810
        500     EDO Corp. .........................       14,955


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      1,200     Educate, Inc.\* .................... $  16,980
        600     Education Management
                Corp.\* ............................    20,238
        100     EGL, Inc.\* ........................     2,032
        200     ElkCorp. ...........................     5,710
      5,300     Emerson Electric Co. ...............   331,939
        200     Encore Wire Corp.\* ................     2,318
        500     EnerSys\* ..........................     6,815
        300     Engineered Support Systems,
                Inc. ...............................    10,749
        229     EnPro Industries, Inc.\* ...........     6,611
      1,800     Equifax, Inc. ......................    64,278
      1,200     Esterline Technologies
                Corp.\* ............................    48,096
        200     Euronet Worldwide, Inc.\* ..........     5,814
      1,200     Expeditors International
                Washington, Inc. ...................    59,772
        200     Exponent, Inc.\* ...................     5,716
        700     ExpressJet Holdings, Inc.\* ........     5,957
        700     Fastenal Co. .......................    42,882
        500     Federal Signal Corp. ...............     7,800
      3,432     FedEx Corp. ........................   278,026
        600     Flowserve Corp.\* ..................    18,156
      1,100     Fluor Corp. ........................    63,349
        200     Forrester Research, Inc.\* .........     3,566
        600     Forward Industries, Inc.\* .........     9,594
      1,000     Foster Wheeler
                Corporation\* ......................    19,660
        300     Franklin Electric Co., Inc. ........    11,595
        700     Frontier Airlines, Inc.\* ..........     7,231
      1,200     Frozen Food Express
                Industries\* .......................    13,584
        450     FTI Consulting, Inc.\* .............     9,405
        200     Gehl Co.\* .........................     7,788
        500     GenCorp., Inc.\* ...................     9,630
        500     General Cable Corp.\* ..............     7,415
      2,020     General Dynamics Corp. .............   221,271
    128,846     General Electric Co. ............... 4,464,514
        200     GenTek, Inc.\* .....................     1,990


     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        600     Gerber Scientific, Inc.\* .......... $   4,176
        500     Gevity HR, Inc. ....................    10,015
        500     Global Power Equipment
                Group, Inc.\* ......................     3,975
      1,400     Goodrich Corp. .....................    57,344
        987     Graco, Inc. ........................    33,627
      2,100     GrafTech International, Ltd.\*......     9,030
        200     Greenbrier Cos., Inc. ..............     5,420
      1,400     Grey Wolf, Inc.\* ..................    10,374
        520     Griffon Corp.\* ....................    11,544
      1,000     Gulfmark Offshore, Inc.\* ..........    27,310
      2,080     H&R Block, Inc. ....................   121,368
        300     Handleman Co. ......................     4,953
      1,300     Harland (John H) Co. ...............    49,400
        400     Harsco Corp. .......................    21,820
        200     Hawaiian Holdings, Inc.\* ..........       812
        550     Heartland Express, Inc. ............    10,686
        142     Heico Corp., Class A ...............     2,559
        200     Heidrick & Struggles
                International, Inc.\* ..............     5,216
        200     Herley Industries, Inc.\* ..........     3,648
        900     Herman Miller, Inc. ................    27,756
        600     Hexcel Corp.\* .....................    10,152
        600     HNI Corp. ..........................    30,690
      9,475     Honeywell International,
                Inc. ...............................   347,069
        600     Hubbell, Inc., Class B .............    26,460
        800     Hughes Supply, Inc. ................    22,480
      1,600     Hunt (JB) Transport Services,
                Inc. ...............................    30,880
        200     Hurco Cos., Inc.\* .................     3,192
        200     Huron Consulting Group,
                Inc.\* .............................     4,710
        550     IDEX Corp. .........................    21,236
        900     IKON Office Solutions, Inc..........     8,559
      3,133     Illinois Tool Works, Inc. ..........   249,637
        200     Imagistics International,
                Inc.\* .............................     5,600
        400     Infrasource Services, Inc.\* .......     4,168


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      2,100     Ingersoll-Rand Co., Ltd.,
                Class A ............................     $149,835
      1,500     Ingram Micro, Inc., Class A\*.......       23,490
        200     Innovative Solutions &
                Support, Inc.\* ....................        6,714
      1,300     Interactive Data Corp.\* ...........       27,014
        600     Interline Brands, Inc.\* ...........       11,880
      1,200     Intersections, Inc.\* ..............       14,028
      1,550     Iron Mountain, Inc.\* ..............       48,081
        500     ITT Educational Services,
                Inc.\* .............................       26,710
      1,300     ITT Industries, Inc. ...............      126,919
        600     Jacobs Engineering Group,
                Inc.\* .............................       33,756
        800     Jacuzzi Brands, Inc.\* .............        8,584
      1,200     JetBlue Airways Corp.\* ............       24,528
      1,500     JLG Industries, Inc. ...............       41,220
      1,000     Joy Global, Inc. ...................       33,590
        323     Kansas City Southern\* .............        6,518
        400     Kelly Services, Inc., Class A.......       11,456
        200     Kendle International, Inc.\* .......        3,030
        300     Kennametal, Inc. ...................       13,755
        275     Knight Transportation, Inc. ........        6,691
      1,000     Knoll, Inc. ........................       17,110
        400     Korn/Ferry International\* .........        7,100
     14,500     Kreisler Manufacturing
                Corp.\* ............................       76,850
      1,300     L-3 Communications
                Holdings, Inc. .....................       99,554
      1,400     Labor Ready, Inc.\* ................       32,634
        600     Landstar System, Inc.\* ............       18,072
        200     Learning Tree International,
                Inc.\* .............................        2,404
        300     LECG Corp.\* .......................        6,378
        700     Lennox International, Inc. .........       14,819
        400     Lindsay Manufacturing Co. ..........        9,432
      4,300     Lockheed Martin Corp. ..............      278,941
        200     LSI Industries, Inc. ...............        2,788
        200     Lydall, Inc.\* .....................        1,724


     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        500     Magnetek, Inc.\* ...................     $  1,285
        250     Manitowoc Co. ......................       10,255
      1,200     Manning (Greg) Auctions,
                Inc.\* .............................       14,340
      1,303     Manpower, Inc. .....................       51,833
        200     Marten Transport, Ltd.\* ...........        4,198
      6,300     Masco Corp. ........................      200,088
      1,300     Matthews International
                Corp., Class A .....................       50,648
      1,700     McDermott International,
                Inc.\* .............................       35,700
        200     McGrath Rentcorp ...................        4,740
        400     Medis Technologies, Ltd.\* .........        6,640
        400     MedQuist, Inc.\* ...................        5,270
      1,400     Meridian Gold, Inc.\* ..............       25,200
        900     Mesa Air Group, Inc.\* .............        6,039
        200     Middleby Corp.\* ...................       10,572
        310     Mine Safety Appliances Co...........       14,322
      1,000     Morningstar, Inc.\* ................       28,150
      1,500     Mosaic Co. (The)\* .................       23,340
        200     MTC Technologies, Inc.\* ...........        7,366
        700     Mueller Industries, Inc. ...........       18,970
        430     Myers Industries, Inc. .............        5,375
        500     Nalco Holding Co.\* ................        9,815
        600     Navigant Consulting, Inc.\* ........       10,596
      1,100     Navistar International Corp.\*......       35,200
        515     NCO Group, Inc.\* ..................       11,139
      4,900     Norfolk Southern Corp. .............      151,704
      4,300     Northrop Grumman Corp. .............      237,575
        100     Northwest Airlines Corp.\* .........          456
        200     NS Group, Inc.\* ...................        6,502
        500     Nuco2, Inc.\* ......................       12,835
        225     Old Dominion Freight Line\*.........        6,037
      1,000     OMI Corp. ..........................       19,010
      1,200     Orbital Sciences Corp.\* ...........       11,880
        300     Oshkosh Truck Corp. ................       23,484
      1,700     Owens-Illinois, Inc.\* .............       42,585
      2,025     Paccar, Inc. .......................      137,700


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        300     Pacer International, Inc.\* ........     $  6,537
      1,600     Pall Corp. .........................       48,576
      1,729     Parker Hannifin Corp. ..............      107,215
        400     Park-Ohio Holdings Corp.\* .........        6,668
        400     PDI, Inc.\* ........................        4,932
      1,300     Pentair, Inc. ......................       55,653
      1,200     PeopleSupport, Inc.\* ..............       10,944
        600     Perini Corp.\* .....................        9,852
        573     PHH Corp.\* ........................       14,738
        500     Pinnacle Airlines Corp.\* ..........        4,295
      2,800     Pitney Bowes, Inc. .................      121,940
        500     Power-One, Inc.\* ..................        3,155
        200     PRA International\* ................        5,356
        700     Precision Castparts Corp. ..........       54,530
      1,000     Pre-Paid Legal Services, Inc........       44,650
        400     QC Holdings, Inc.\* ................        5,776
        700     Quality Distribution, Inc.\* .......        6,195
      2,800     Quanta Services, Inc.\* ............       24,640
        100     Quipp, Inc.\* ......................        1,180
      2,500     R.R. Donnelley & Sons Co. ..........       86,275
        400     RailAmerica, Inc.\* ................        4,760
        400     Raven Industries, Inc. .............        9,368
      5,400     Raytheon Co. .......................      211,248
        200     Regal-Beloit Corp. .................        5,832
        450     Reliance Steel & Aluminum
                Co. ................................       16,682
        200     Republic Airways Holdings,
                Inc.\* .............................        2,890
      2,000     Republic Services, Inc. ............       72,020
      1,000     Resources Connection, Inc.\*........       23,230
        200     Robbins & Myers, Inc. ..............        4,302
      2,300     Robert Half International,
                Inc. ...............................       57,431
      2,300     Rockwell Automation, Inc. ..........      112,033
      1,900     Rockwell Collins, Inc. .............       90,592
        800     Ryder System, Inc. .................       29,280
        500     Sauer-Danfoss, Inc. ................        8,885
        300     SCS Transportation, Inc.\* .........        5,340


     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        200     Seabulk International, Inc.\* ......     $  4,250
        200     Senomyx, Inc.\* ....................        3,302
        200     Sequa Corp., Class A\* .............       13,234
      4,100     Service Corp. International ........       32,882
      3,200     ServiceMaster Co. ..................       42,848
        700     Shaw Group, Inc.\* .................       15,057
        400     SIRVA, Inc.\* ......................        3,404
        800     SkyWest, Inc. ......................       14,544
        200     Smith (A.O) Corp. ..................        5,342
        453     Sotheby's Holdings, Class
                A\* ................................        6,206
        400     Sourcecorp.\* ......................        7,928
      8,593     Southwest Airlines Co. .............      119,700
        700     Spherion Corp.\* ...................        4,620
        934     SPX Corp. ..........................       42,945
        200     Standard Register Co. ..............        3,162
        500     Steelcase, Inc., Class A ...........        6,925
        500     Stericycle, Inc.\* .................       25,160
        400     Stewart & Stevenson
                Services, Inc. .....................        9,064
      1,400     Stewart Enterprises, Inc.,
                Class A ............................        9,156
      1,000     Swift Transportation, Inc.\* .......       23,290
        200     Tecumseh Products Co.,
                Class A ............................        5,488
      1,500     TeleTech Holdings, Inc.\* ..........       12,225
      1,000     Tenneco Automotive, Inc.\* .........       16,640
        600     Terex Corp.\* ......................       23,640
        543     Tetra Tech, Inc.\* .................        7,347
      1,400     Textron, Inc. ......................      106,190
      1,100     Thomas & Betts Corp.\* .............       31,064
        200     Thomas Industries, Inc. ............        7,992
        800     Timken Co. .........................       18,480
        200     TNS, Inc.\* ........................        4,674
        600     Toro Co. ...........................       23,166
        200     TRC Cos., Inc.\* ...................        2,348
        500     Tredegar Corp. .....................        7,800
        800     Trinity Industries, Inc. ...........       25,624
        200     Triumph Group, Inc.\* ..............        6,952


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
      1,340     Ultra Petroleum Corp.\* ............ $   40,682
        500     Ultralife Batteries, Inc.\* ........      8,075
      3,200     Union Pacific Corp. ................    207,360
        200     United Industrial Corp. ............      7,148
      7,200     United Parcel Service, Inc.,
                Class B ............................    497,952
        800     United Rentals, Inc.\* .............     16,168
        300     United Stationers, Inc.\* ..........     14,730
     11,294     United Technologies Corp. ..........    579,947
        200     Universal Display Corp.\* ..........      2,056
      1,100     Universal Technical Institute,
                Inc.\* .............................     36,520
      1,200     Universal Truckload
                Services, Inc.\* ...................     20,268
      1,000     UNOVA, Inc.\* ......................     26,630
        400     US Xpress Enterprises, Inc.,
                Class A\* ..........................      4,764
        400     USA Truck, Inc.\* ..................      9,900
        200     Valmont Industries, Inc. ...........      5,160
        200     Viad Corp. .........................      5,668
      1,200     Vicor Corp. ........................     16,320
        200     Volt Information Sciences,
                Inc.\* .............................      4,746
        200     Wabash National Corp. ..............      4,846
        650     Waste Connections, Inc.\* ..........     24,238
      7,100     Waste Management, Inc. .............    201,214
        400     Watec Corp. ........................      8,592
        550     Werner Enterprises, Inc. ...........     10,802
        400     World Air Holdings, Inc.\* .........      4,688
        400     Wright Express Corp.\* .............      7,388
      1,200     WW Grainger, Inc. ..................     65,748
      1,000     Yellow Roadway Corp.\* .............     50,800
        400     York International Corp. ...........     15,200

                                                     ----------
                                                     17,937,808
                                                     ----------
Information Technology - 15.4%
        400     @Road, Inc.\* ......................      1,064
      2,400     3Com Corp.\* .......................      8,736
        200     3D Systems Corp.\* .................      4,812


     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        200     Actel Corp.\* ...................... $    2,780
      2,133     Activision, Inc.\* .................     35,237
      1,100     Acxiom Corp. .......................     22,968
        100     Adaptec, Inc.\* ....................        388
      1,531     ADC Telecommunications,
                Inc.\* .............................     33,330
        200     ADE Corp.\* ........................      5,610
      5,600     Adobe Systems, Inc. ................    160,272
        200     Adtran, Inc. .......................      4,958
      1,500     Advanced Digital
                Information Corp.\* ................     11,400
        400     Advanced Energy Industries,
                Inc.\* .............................      3,144
      4,200     Advanced Micro Devices,
                Inc.\* .............................     72,828
        400     Advent Software, Inc.\* ............      8,104
      1,400     Affiliated Computer Services,
                Inc., Class A\* ....................     71,540
      3,140     Agere Systems, Inc.\* ..............     37,680
        500     Agile Software Corp.\* .............      3,150
      5,446     Agilent Technologies, Inc.\* .......    125,367
        700     Agilysys, Inc. .....................     10,990
      1,359     Akamai Technologies, Inc.\*.........     17,844
        600     Allscripts Healthcare
                Solutions, Inc.\* ..................      9,966
      4,400     Altera Corp.\* .....................     87,208
        200     Altiris, Inc.\* ....................      2,936
      3,600     Amazon.Com, Inc.\* .................    119,088
      1,200     American Reprographics
                Co.\* ..............................     19,308
        200     American Science &
                Engineering, Inc.\* ................      8,872
      1,000     AMIS Holdings, Inc.\* ..............     13,340
        800     Amkor Technology, Inc.\* ...........      3,600
      1,000     Amphenol Corp., Class A ............     40,170
      4,500     Analog Devices, Inc. ...............    167,895
      1,300     Andrew Corp.\* .....................     16,588
        400     Anixter International, Inc.\* ......     14,868
        200     Ansoft Corp.\* .....................      4,832
        300     Anteon International Corp.\*........     13,686


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      9,800     Apple Computer, Inc.\* ............    $  360,738
     20,558     Applied Materials, Inc. ...........       332,627
        200     Aptimus, Inc.\* ...................         3,922
      1,200     Arbinet-thexchange, Inc.\* ........         8,040
        891     Ariba, Inc.\* .....................         5,168
        900     Arrow Electronics, Inc.\* .........        24,444
        600     Ask Jeeves, Inc.\* ................        18,114
        200     Aspen Technology, Inc.\* ..........         1,040
        700     Atheros Communications,
                Inc.\* ............................         5,642
      3,500     Atmel Corp.\* .....................         8,295
        700     August Technology Corp.\* .........         8,155
      2,800     Autodesk, Inc. ....................        96,236
      7,200     Automatic Data Processing,
                Inc. ..............................       302,184
      5,090     Avaya, Inc.\* .....................        42,349
        600     Avid Technology, Inc.\* ...........        31,968
      2,400     Avnet, Inc.\* .....................        54,072
      1,600     Avocent Corp.\* ...................        41,824
      1,300     AVX Corp. .........................        15,756
      1,989     Axcelis Technologies, Inc.\* ......        13,645
        200     Axsys Technologies, Inc.\* ........         3,530
        500     BE Aerospace, Inc.\* ..............         7,815
      4,700     BEA Systems, Inc.\* ...............        41,266
        200     BEI Technologies, Inc. ............         5,336
        200     Bel Fuse, Inc., Class B ...........         6,112
        500     Belden CDT, Inc. ..................        10,600
        400     Bell Microproducts, Inc.\* ........         3,760
      1,100     BISYS Group, Inc.\* ...............        16,434
        200     Black Box Corp. ...................         7,080
      1,200     Blackbaud, Inc. ...................        16,200
        400     Blackboard, Inc.\* ................         9,568
        200     Blue Nile, Inc.\* .................         6,538
      3,467     BMC Software, Inc.\* ..............        62,233
        700     Borland Software Corp.\* ..........         4,802
        200     Bottomline Technologies,
                Inc.\* ............................         2,994
      3,110     Broadcom Corp., Class A\* .........       110,436


     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      2,000     Brocade Communications
                Systems, Inc.\* ...................    $    7,760
      1,356     Brooks Automation, Inc.\* .........        20,137
        200     Brooktrout, Inc.\* ................         2,232
      2,777     Cadence Design Systems,
                Inc.\* ............................        37,934
      2,000     Cascade Microtech, Inc.\* .........        29,200
        200     Catapult Communications
                Corp.\* ...........................         3,412
        680     CDW Corp. .........................        38,821
      1,800     Ceridian Corp.\* ..................        35,064
      1,050     Certegy, Inc. .....................        40,131
        700     CheckFree Corp.\* .................        23,842
        500     Checkpoint Systems, Inc.\* ........         8,850
      1,400     Ciber, Inc.\* .....................        11,172
      4,281     Ciena Corp.\* .....................         8,947
        500     Cirrus Logic, Inc.\* ..............         2,655
     79,973     Cisco Systems, Inc.\* .............     1,528,284
      2,000     Citrix Systems, Inc.\* ............        43,320
        200     Click Commerce, Inc.\* ............         4,594
      2,337     CNET Networks, Inc.\* .............        27,436
        400     Cogent, Inc.\* ....................        11,420
      1,600     Cognizant Technology
                Solutions Corp., Class A\* ........        75,408
        500     Cohu, Inc. ........................        10,025
        600     CommScope, Inc.\* .................        10,446
      5,572     Computer Associates
                International, Inc. ...............       153,119
        200     Computer Programs &
                Systems, Inc. .....................         7,454
      2,280     Computer Sciences Corp.\* .........        99,636
      4,100     Compuware Corp.\* .................        29,479
      2,231     Comverse Technology, Inc.\*........        52,763
        500     Concur Technologies, Inc.\* .......         5,265
      1,500     Convergys Corp.\* .................        21,330
     16,919     Corning, Inc.\* ...................       281,194
        500     Covansys Corp.\* ..................         6,425
      1,100     Credence Systems Corp.\* ..........         9,955
        900     Cree, Inc.\* ......................        22,923


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        500     Crown Media Holdings, Inc.,
                Class A\* ........................ $   4,715
        600     CSG Systems International,
                Inc.\* ...........................    11,388
        200     CTS Corp. ........................     2,458
      1,600     Cypress Semiconductor
                Corp.\* ..........................    20,144
        200     Daktronics, Inc. .................     4,002
        200     DataTRAK International,
                Inc.\* ...........................     3,440
     26,400     Dell, Inc.\* ..................... 1,043,064
      1,700     DeVry, Inc.\* ....................    33,830
        900     Diebold, Inc. ....................    40,599
        200     DIGI International, Inc.\* .......     2,372
        200     Digital Insight Corp.\* ..........     4,784
        900     Digitas, Inc.\* ..................    10,269
        200     Diodes, Inc.\* ...................     6,240
        600     Dolby Laboratories, Inc.,
                Class A\* ........................    13,236
      2,138     DoubleClick, Inc.\* ..............    17,938
      1,000     DSP Group, Inc.\* ................    23,870
        700     DST Systems, Inc.\* ..............    32,760
      2,671     Earthlink, Inc.\* ................    23,131
        500     Echelon Corp.\* ..................     3,440
        400     eCollege.com, Inc.\* .............     4,760
        241     eCost.com, Inc.\* ................       986
      1,530     eFunds Corp.\* ...................    27,525
        200     Electro Scientific Industries,
                Inc.\* ...........................     3,576
      3,500     Electronic Arts, Inc.\* ..........   198,135
      5,800     Electronic Data Systems
                Corp. ............................   111,650
        500     Electronics for Imaging\* ........    10,520
        200     Emageon, Inc.\* ..................     2,802
        200     Embarcadero Technologies,
                Inc.\* ...........................     1,122
     29,329     EMC Corp.\* ......................   402,101
      1,000     Emulex Corp.\* ...................    18,260
        900     Entegris, Inc.\* .................     8,910
        500     Epicor Software Corp.\* ..........     6,600


     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        200     EPIQ Systems, Inc.\* ............. $   3,272
        200     Equinix, Inc.\* ..................     8,668
        500     eResearch Technology, Inc.\*......     6,695
        500     Exar Corp.\* .....................     7,445
        200     Excel Technology, Inc.\* .........     4,860
      1,044     Fair Isaac Corp. .................    38,106
      1,500     Fairchild Semiconductor
                International, Inc.\* ............    22,125
        300     FalconStor Software, Inc.\* ......     1,959
        200     Fargo Electronics, Inc.\* ........     3,998
        200     FARO Technologies, Inc.\* ........     5,452
      2,000     Fastclick, Inc.\* ................    18,200
        400     FEI Co.\* ........................     9,124
     10,379     First Data Corp. .................   416,613
      2,428     Fiserv, Inc.\* ...................   104,283
        800     Flir Systems, Inc.\* .............    23,872
      4,851     Freescale Semiconductor,
                Inc., Class B\* ..................   102,744
        500     Gartner, Inc., Class A\* .........     5,310
      1,600     Gateway, Inc.\* ..................     5,280
        600     Genesis Microchip, Inc.\* ........    11,076
        400     Global Crossing, Ltd.\* ..........     6,828
        700     Global Payments, Inc. ............    47,460
      1,100     Google, Inc., Class A\* ..........   323,565
        200     GSI Commerce, Inc.\* .............     3,350
        400     Gurunet Corp.\* ..................     6,404
        900     Harmonic, Inc.\* .................     4,347
      2,000     Harris Corp. .....................    62,420
     35,277     Hewlett-Packard Co. ..............   829,362
        700     Hyperion Solutions Corp.\* .......    28,168
        200     ID Systems, Inc.\* ...............     3,162
      1,900     Identix, Inc.\* ..................     9,557
      1,000     Idx Systems Corp.\* ..............    30,140
        600     II-VI, Inc.\* ....................    11,034
        600     Imation Corp. ....................    23,274
        800     Informatica Corp.\* ..............     6,712
        210     InfoSpace, Inc.\* ................     6,915
        500     infoUSA, Inc.\* ..................     5,850


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        800     InPhonic, Inc.\* ................. $  12,304
      1,200     Integrated Circuit Systems,
                Inc.\* ...........................    24,768
      2,200     Integrated Device
                Technology, Inc.\* ...............    23,650
     77,116     Intel Corp. ...................... 2,009,643
      7,900     Interchange Corp.\* ..............    60,040
        500     Interdigital Communications
                Corp.\* ..........................     8,750
      1,400     Intergraph Corp.\* ...............    48,244
     20,270     International Business
                Machines Corp. ................... 1,504,034
        200     International DisplayWorks,
                Inc.\* ...........................     1,600
        800     International Rectifier
                Corp.\* ..........................    38,176
        400     Internet Security Systems,
                Inc.\* ...........................     8,116
      1,800     Intersil Corp., Class A ..........    33,786
        500     Inter-Tel, Inc. ..................     9,305
        200     InterVoice, Inc.\* ...............     1,726
        900     Interwoven, Inc.\* ...............     6,777
        400     Intrado, Inc.\* ..................     5,984
      2,300     Intuit, Inc.\* ...................   103,753
        600     Ionatron, Inc.\* .................     5,154
        400     iVillage, Inc.\* .................     2,392
        400     IXYS Corp.\* .....................     5,672
        200     j2 Global Communications,
                Inc.\* ...........................     6,888
      2,300     Jabil Circuit, Inc.\* ............    70,679
      1,400     Jack Henry & Associates,
                Inc. .............................    25,634
     10,430     JDS Uniphase Corp.\* .............    15,854
        600     Jupitermedia Corp.\* .............    10,278
        400     Keane, Inc.\* ....................     5,480
        200     Keithley Instruments, Inc. .......     3,082
        900     Kemet Corp.\* ....................     5,670
        200     Keynote Systems, Inc.\* ..........     2,334
      3,300     KLA-Tencor Corp. .................   144,210
      1,000     Komag, Inc.\* ....................    28,370


     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        200     Kulicke & Soffa Industries,
                Inc.\* ........................... $   1,582
      1,600     Lam Research Corp.\* .............    46,304
        100     Lattice Semiconductor
                Corp.\* ..........................       444
      1,900     Lawson Software, Inc.\* ..........     9,785
        200     LeCroy Corp.\* ...................     2,750
      1,800     Lexmark International, Inc.,
                Class A\* ........................   116,694
      2,051     Liberty Global, Inc., Class
                A\* ..............................    95,720
     32,000     Liberty Media Corp., Class
                A\* ..............................   326,080
      3,800     Linear Technology Corp. ..........   139,422
        200     Littelfuse, Inc.\* ...............     5,570
        200     LoJack Corp.\* ...................     3,512
        200     Lowrance Electronics, Inc. .......     4,204
      4,490     LSI Logic Corp.\* ................    38,120
        300     LTX Corp.\* ......................     1,488
     40,886     Lucent Technologies, Inc.\* ......   118,978
        840     Macromedia, Inc.\* ...............    32,105
      1,000     Macrovision Corp.\* ..............    22,540
        500     Magma Design Automation,
                Inc.\* ...........................     4,180
        200     Majesco Entertainment Co.\*.......     1,308
        400     Manhattan Associates, Inc.\*......     7,684
        300     Mantech International Corp.,
                Class A\* ........................     9,312
        400     Marchex, Inc., Class B\* .........     6,016
        900     Mattson Technology, Inc.\* .......     6,444
      3,890     Maxim Integrated Products,
                Inc. .............................   148,637
        980     Maxtor Corp.\* ...................     5,096
      1,900     McAfee, Inc.\* ...................    49,742
      2,147     McData Corp., Class A\* ..........     8,588
        200     Measurement Specialties,
                Inc.\* ...........................     4,642
      2,700     MEMC Electronic Materials,
                Inc.\* ...........................    42,579
      1,000     Mentor Graphics Corp.\* ..........    10,250


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        200     Mercury Computer Systems,
                Inc.\* ............................. $   5,474
      1,100     Mercury Interactive Corp.\* ........    42,196
        200     Methode Electronics, Inc. ..........     2,374
        200     Metrologic Instruments,
                Inc.\* .............................     2,508
        900     Micrel, Inc.\* .....................    10,368
      2,512     Microchip Technology, Inc...........    74,404
      1,900     Micromuse, Inc.\* ..................    10,754
      7,500     Micron Technology, Inc.\* ..........    76,575
        900     Microsemi Corp.\* ..................    16,920
    117,990     Microsoft Corp. .................... 2,930,872
        100     MicroStrategy, Inc., Class A\*......     5,304
        500     Midway Games, Inc.\* ...............     5,480
        800     MIPS Technologies, Inc.\* ..........     5,760
        500     MKS Instruments, Inc.\* ............     8,445
        200     Mobility Electronics, Inc.\* .......     1,830
        200     Moldflow Corp.\* ...................     2,590
      1,625     Molex, Inc. ........................    42,315
        400     Monolithic System
                Technology, Inc.\* .................     2,012
      1,300     Monster Worldwide, Inc.\* ..........    37,284
        200     Motive, Inc.\* .....................     1,986
     28,541     Motorola, Inc. .....................   521,159
        700     MPS Group, Inc.\* ..................     6,594
        400     MRO Software, Inc.\* ...............     5,844
        200     MTS Systems Corp. ..................     6,716
        200     Multi-Fineline Electronix,
                Inc.\* .............................     3,680
        638     Mykrolis Corp.\* ...................     9,066
      1,200     Nanometrics, Inc.\* ................    14,988
        525     National Instruments Corp. .........    11,130
      4,300     National Semiconductor
                Corp. ..............................    94,729
        600     NAVTEQ Corp.\* .....................    22,308
      2,600     NCR Corp.\* ........................    91,312
        200     Neoforma, Inc.\* ...................     1,350
        200     Neoware Systems, Inc.\* ............     2,048
      1,241     NetBank, Inc. ......................    11,566


     Shares                                                Value
---------------                                      ----------------
Information Technology (continued)
        500     NetFlix, Inc.\* .................... $   8,205
        400     Netgear, Inc.\* ....................     7,440
        732     NetIQ Corp.\* ......................     8,308
        200     Netlogic Microsystems, Inc.\*.......     3,546
      1,200     Netratings, Inc.\* .................    16,320
      3,800     Network Appliance, Inc.\* ..........   107,426
      1,000     Newport Corporation\* ..............    13,860
     29,088     News Corp., Class A ................   470,644
        200     Niku Corp.\* .......................     4,146
      2,234     Novell, Inc.\* .....................    13,851
      1,823     Novellus Systems, Inc.\* ...........    45,046
      1,800     Nvidia Corp.\* .....................    48,096
        400     Omnicell, Inc.\* ...................     3,520
        600     OmniVision Technologies,
                Inc.\* .............................     8,154
        200     On Assignment, Inc.\* ..............       996
        400     Online Resources Corp.\* ...........     4,524
        661     Openwave Systems, Inc.\* ...........    10,840
      2,100     Opsware, Inc.\* ....................    10,752
     48,330     Oracle Corp.\* .....................   637,956
        200     OSI Systems, Inc.\* ................     3,158
        200     Overland Storage, Inc.\* ...........     1,908
        200     Overstock.com, Inc.\* ..............     7,120
      1,415     PalmOne, Inc.\* ....................    42,125
        200     PalmSource, Inc.\* .................     1,700
      1,800     Parametric Technology
                Corp.\* ............................    11,484
        200     Park Electrochemical Corp. .........     5,040
        300     Paxar Corp.\* ......................     5,325
      4,100     Paychex, Inc. ......................   133,414
        200     PDF Solutions, Inc.\* ..............     2,624
         40     Peregrine Systems, Inc.\* ..........       896
        200     Pericom Semiconductor
                Corp.\* ............................     1,628
        700     Perot Systems Corp., Class
                A\* ................................     9,954
        200     Phoenix Technologies, Ltd.\*........     1,556
        300     Photon Dynamics, Inc.\* ............     6,183
        525     Photronics, Inc.\* .................    12,254


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        500     Pinnacle Systems, Inc.\* .........     $  2,750
        400     Pixar, Inc.\* ....................       20,020
        800     Pixelworks, Inc.\* ...............        6,864
        200     Planar Systems, Inc.\* ...........        1,470
        600     Plantronics, Inc. ................       21,816
        600     PLATO Learning, Inc.\* ...........        4,428
        600     Plexus Corp.\* ...................        8,538
        200     PLX Technology, Inc.\* ...........        2,032
      1,100     Polycom, Inc.\* ..................       16,401
        400     Portalplayer, Inc.\* .............        8,328
      1,200     Powerwave Technologies,
                Inc.\* ...........................       12,264
        400     Priceline.com, Inc.\* ............        9,332
        100     Princeton Review, Inc.\* .........          583
        200     Provide Commerce, Inc.\* .........        4,318
        400     QAD, Inc. ........................        3,080
      1,200     QLogic Corp.\* ...................       37,044
     19,900     Qualcomm, Inc. ...................      656,899
        200     Quality Systems, Inc.\* ..........        9,476
        400     Quest Software, Inc.\* ...........        5,452
        800     Radiant Systems, Inc.\* ..........        9,120
        400     Radisys Corp.\* ..................        6,460
      1,100     Rambus, Inc.\* ...................       14,718
      1,876     RealNetworks, Inc.\* .............        9,324
      2,190     Red Hat, Inc.\* ..................       28,689
        300     Renaissance Learning, Inc. .......        6,090
      1,000     Reynolds & Reynolds Co.,
                Class A ..........................       27,030
        400     RF Micro Devices, Inc.\* .........        2,172
      1,200     RightNow Technologies,
                Inc.\* ...........................       14,424
        200     Rofin-Sinar Technologies,
                Inc.\* ...........................        6,560
      1,050     RSA Security, Inc.\* .............       12,054
        200     Rudolph Technologies, Inc.\*......        2,866
      2,800     S1 Corp.\* .......................       13,188
      2,030     Sabre Holdings Corp., Class
                A ................................       40,497
        800     Salesforce.com, Inc.\* ...........       16,384


     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
      1,900     SanDisk Corp.\* ..................     $ 45,087
      4,176     Sanmina-SCI Corp.\* ..............       22,843
      1,000     Sapient Corp.\* ..................        7,930
        200     ScanSource, Inc.\* ...............        8,588
      1,000     Schawk, Inc. .....................       25,000
      1,810     Scientific-Atlanta, Inc. .........       60,219
      2,600     Seagate Technology\* .............       45,630
        200     Semitool, Inc.\* .................        1,908
      1,400     Semtech Corp.\* ..................       23,310
        300     Serena Software, Inc.\* ..........        5,790
        200     SI International, Inc.\* .........        5,992
      5,400     Siebel Systems, Inc.\* ...........       48,060
        200     Sigma Designs, Inc.\* ............        1,520
      2,000     Silicon Image, Inc.\* ............       20,520
        400     Silicon Storage Technology,
                Inc.\* ...........................        1,612
        900     Sirf Technology Holdings,
                Inc.\* ...........................       15,912
      1,382     Skyworks Solutions, Inc.\* .......       10,185
      9,018     Solectron Corp.\* ................       34,178
        200     SRA International, Inc., Class
                A\* ..............................        6,944
        200     SS&C Technologies, Inc. ..........        6,336
        200     Standard Microsystems
                Corp.\* ..........................        4,676
        400     Startek, Inc. ....................        6,568
        200     Stellent, Inc.\* .................        1,500
      1,500     Storage Technology Corp.\* .......       54,435
     34,700     Sun Microsystems, Inc.\* .........      129,431
      3,564     Sungard Data Systems, Inc.\*......      125,346
      2,000     Sybase, Inc.\* ...................       36,700
      8,600     Symantec Corp.\* .................      186,964
      3,687     Symbol Technologies, Inc. ........       36,391
      1,300     Symmetricom, Inc.\* ..............       13,481
        400     Synaptics, Inc.\* ................        8,544
      1,200     SYNNEX Corp.\* ...................       21,012
      1,592     Synopsys, Inc.\* .................       26,539
        300     Syntel, Inc. .....................        4,809
        200     Sypris Solutions, Inc. ...........        2,474


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        600     Take-Two Interactive
                Software, Inc.\* ..................    $    15,270
      1,000     Taser International, Inc.\* .......         10,040
      1,000     Tech Data Corp.\* .................         36,610
      1,200     Technitrol, Inc. ..................         16,956
        400     Tektronix, Inc. ...................          9,308
      5,154     Tellabs, Inc.\* ...................         44,840
      2,200     Teradyne, Inc.\* ..................         26,334
     20,922     Texas Instruments, Inc. ...........        587,281
      2,000     TIBCO Software, Inc.\* ............         13,080
        300     Tier Technologies, Inc.,
                Class B\* .........................          2,529
        300     Titan Corp.\* .....................          6,822
        200     TransAct Technologies, Inc.\*......          1,694
        400     Transaction Systems
                Architects, Inc., Class A\* .......          9,852
        100     Travelzoo, Inc.\* .................          3,283
        700     Trimble Navigation, Ltd.\* ........         27,279
        800     Trizetto Group\* ..................         11,208
        400     TTM Technologies, Inc.\* ..........          3,044
      1,200     Ulticom, Inc.\* ...................         12,732
        400     Ultratech, Inc.\* .................          7,320
      3,570     Unisys Corp.\* ....................         22,598
        500     United Online, Inc. ...............          5,430
      2,200     Utstarcom, Inc.\* .................         16,478
      1,063     ValueClick, Inc.\* ................         13,107
        800     Veeco Instruments, Inc.\* .........         13,024
      1,000     Verifone Holdings, Inc.\* .........         16,250
        300     Verint Systems, Inc.\* ............          9,648
      3,116     VeriSign, Inc.\* ..................         89,616
      5,278     VERITAS Software Corp.\* ..........        128,783
        400     Viasat, Inc.\* ....................          8,132
      1,200     Virage Logic Corp.\* ..............         12,360
      1,456     Vishay Intertechnology,
                Inc.\* ............................         17,283
        600     Volterra Semiconductor
                Corp.\* ...........................          8,934
        200     WebEx Communications,
                Inc.\* ............................          5,282


     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      3,345     WebMD Corp.\* .....................    $    34,353
        500     webMethods, Inc.\* ................          2,800
        200     Websense, Inc.\* ..................          9,610
      3,400     Western Digital Corp.\* ...........         45,628
      1,868     Wind River Systems, Inc.\* ........         29,290
     11,500     Xerox Corp.\* .....................        158,585
      4,300     Xilinx, Inc. ......................        109,650
     14,000     Yahoo!, Inc.\* ....................        485,100
      1,075     Zebra Technologies Corp.,
                Class A\* .........................         47,074
        962     Zoran Corp.\* .....................         12,785
        200     Zygo Corp.\* ......................          1,960

                                                       -----------
                                                        25,336,788
                                                       -----------
Materials - 3.0%
        200     Aceto Corp. .......................          1,496
      2,600     Air Products & Chemicals,
                Inc. ..............................        156,780
        770     Airgas, Inc. ......................         18,996
      1,200     AK Steel Holding Corp.\* ..........          7,692
        300     Albemarle Corp. ...................         10,941
     10,448     Alcoa, Inc. .......................        273,006
        850     Allegheny Technologies,
                Inc. ..............................         18,751
        300     AMCOL International Corp...........          5,637
        300     Aptargroup, Inc. ..................         15,240
        250     Arch Chemicals, Inc. ..............          6,240
        900     Arch Coal, Inc. ...................         49,023
      1,400     Ball Corp. ........................         50,344
      1,200     Bemis Co., Inc. ...................         31,848
        600     Bowater, Inc. .....................         19,422
        400     Brush Engineered Materials,
                Inc.\* ............................          5,704
        400     Buckeye Technologies, Inc.\*.......          3,188
        700     Cabot Corp. .......................         23,100
        400     Cambrex Corp. .....................          7,620
        500     Caraustar Industries, Inc.\* ......          5,250
        200     Castle (AM) & Co.\* ...............          3,092
        400     Celanese Corp., Class A\* .........          6,356


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Materials (continued)
        300     Century Aluminum Co.\* ...........     $  6,120
      1,200     Cleveland-Cliffs, Inc. ...........       69,312
        600     Commercial Metals Co. ............       14,292
      1,200     Compass Minerals
                International, Inc. ..............       28,080
      1,100     CONSOL Energy, Inc. ..............       58,938
      1,062     Crompton Corp. ...................       15,027
      1,900     Crown Holdings, Inc.\* ...........       27,037
        600     Danielson Holdings Corp.\* .......        7,314
     11,611     Dow Chemical Co. (The) ...........      517,038
     12,000     du Pont (E.I.) de Nemours &
                Co. ..............................      516,120
        200     Dynamic Materials Corp.\* ........        7,738
      1,000     Eastman Chemical Co. .............       55,150
      2,300     Ecolab, Inc. .....................       74,428
      1,500     Engelhard Corp. ..................       42,825
        500     Ferro Corp. ......................        9,930
        400     Foundation Coal Holdings,
                Inc. .............................       10,376
      2,200     Freeport-McMoRan Copper
                & Gold, Inc., Class B ............       82,368
      2,917     Georgia-Pacific Corp. ............       92,761
      1,200     Gibraltar Industries, Inc. .......       22,248
      1,600     Glamis Gold, Ltd. ................       27,536
      1,000     Glatfelter .......................       12,400
        900     Grace (W.R.) & Co.\* .............        7,011
        500     Graphic Packaging Corp.\* ........        1,825
        600     Great Lakes Chemical Corp.........       18,882
        200     H.B. Fuller Co. ..................        6,812
        800     Headwaters, Inc.\* ...............       27,504
      1,100     Hercules, Inc.\* .................       15,565
        600     Huntsman Corp.\* .................       12,162
        900     International Flavors &
                Fragrances, Inc. .................       32,598
      5,892     International Paper Co. ..........      177,997
        200     James River Coal Co.\* ...........        6,930
        472     Kronos Worldwide, Inc. ...........       14,250
        600     Longview Fibre Co. ...............       12,330
      1,200     Louisiana-Pacific Corp. ..........       29,496


     Shares                                              Value
---------------                                    ----------------
Materials (continued)
        800     Lubrizol Corp. ...................     $ 33,608
      2,855     Lyondell Chemical Co. ............       75,429
        500     Martin Marietta Materials,
                Inc. .............................       34,560
        900     Massey Energy Co. ................       33,948
      2,376     MeadWestvaco Corp. ...............       66,623
        200     Minerals Technologies, Inc........       12,320
      1,000     NCI Building Systems, Inc.\*......       32,800
        300     NewMarket Corp.\* ................        4,437
      4,900     Newmont Mining Corp. .............      191,247
        400     NL Industries ....................        6,156
        200     Northwest Pipe Co.\* .............        4,650
      1,760     Nucor Corp. ......................       80,291
        770     Olin Corp. .......................       14,045
        400     Olympic Steel, Inc.\* ............        5,324
        200     Omnova Solutions, Inc.\* .........          932
        400     Oregon Steel Mills, Inc.\* .......        6,884
      1,000     Packaging Corporation of
                America ..........................       21,050
      1,700     Pactiv Corp.\* ...................       36,686
      1,600     Peabody Energy Corp. .............       83,264
        300     Penford Corp. ....................        4,800
      1,220     Phelps Dodge Corp. ...............      112,850
        800     Polymer Group, Inc., Escrow
                Shares\*(a) ......................            0
        800     PolyOne Corp.\* ..................        5,296
      2,100     PPG Industries, Inc. .............      131,796
      4,000     Praxair, Inc. ....................      186,400
        200     Roanoke Electric Steel Corp.......        3,304
        300     Rock-Tenn Co., Class A ...........        3,795
      1,658     Rohm & Haas Co. ..................       76,832
        400     Royal Gold, Inc. .................        8,048
      1,300     RPM International, Inc. ..........       23,738
      1,000     Schnitzer Steel Inds Inc-A .......       23,700
        500     Schulman (A.), Inc. ..............        8,945
        200     Scotts Miracle-Gro Co., Class
                A (The)\* ........................       14,242
      1,000     Sealed Air Corp.\* ...............       49,790
        400     Sensient Technologies Corp........        8,244


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                              Value
---------------                                    ----------------
Materials (continued)
      2,400     Sherwin-Williams Co. (The)........ $ 113,016
        700     Sigma-Aldrich Corp. ..............    39,228
      3,000     Smurfit-Stone Container
                Corp.\* ..........................    30,510
      1,100     Sonoco Products Co. ..............    29,150
        200     Southern Peru Copper Corp.........     8,568
        400     Spartech Corp. ...................     7,120
        600     Steel Dynamics, Inc. .............    15,750
        500     Stillwater Mining Co.\* ..........     3,710
        200     Sun Hydraulics, Inc. .............     7,278
        300     Symyx Technologies, Inc.\* .......     8,394
      1,400     Temple-Inland, Inc. ..............    52,010
      1,700     Terra Industries, Inc.\* .........    11,577
        200     Texas Industries, Inc. ...........    11,246
        200     Titanium Metals Corp.\* ..........    11,358
        400     Trex Co., Inc.\* .................    10,280
        800     UAP Holding Corp. ................    13,280
      1,300     United States Steel Corp. ........    44,681
        500     US Concrete, Inc.\* ..............     3,235
      1,000     USEC, Inc. .......................    14,640
        300     USG Corp.\* ......................    12,750
        700     Valhi, Inc. ......................    12,250
        500     Valspar Corp. ....................    24,145
        900     Vulcan Materials Co. .............    58,491
        400     Wausau Paper Corp. ...............     4,792
        400     Westlake Chemical Corp. ..........     9,800
        600     Westmoreland Coal Co.\* ..........    12,348
      3,000     Weyerhaeuser Co. .................   190,950
        600     Wheeling-Pittsburgh Corp.\*.......     9,228
      1,300     Worthington Industries, Inc.......    20,540
        200     Zoltek Cos., Inc.\* ..............     2,246

                                                   ---------
                                                   4,978,731
                                                   ---------
Telecommunication Services - 3.2%
      1,500     Alamosa Holdings, Inc.\* .........    20,850
      1,000     Alaska Communications
                Systems Group, Inc. ..............     9,910
      3,801     Alltel Corp. .....................   236,726


     Shares                                              Value
---------------                                    ----------------
Telecommunication Services
(continued)
      2,500     American Tower Corp., Class
                A\* .............................. $  52,550
        200     Anaren, Inc.\* ...................     2,630
      1,100     Arris Group, Inc.\* ..............     9,581
        500     Aspect Communications
                Corp.\* ..........................     5,615
      9,581     AT&T Corp. .......................   182,422
     22,100     BellSouth Corp. ..................   587,197
        200     Boston Communications
                Group\* ..........................       412
        600     Centennial Communications
                Corp.\* ..........................     8,328
      1,600     CenturyTel, Inc. .................    55,408
      3,900     Citizens Communications
                Co. ..............................    52,416
      2,500     Crown Castle International
                Corp.\* ..........................    50,800
        500     Ditech Communications
                Corp.\* ..........................     3,245
        200     EFJ, Inc.\* ......................     1,350
        400     EndWave Corp.\* ..................    19,040
         44     Enterasys Networks, Inc.\* .......        40
      2,200     Extreme Networks\* ...............     9,020
        400     Fairpoint Communications,
                Inc.\* ...........................     6,460
      2,100     Foundry Networks, Inc.\* .........    18,123
        900     General Communication,
                Inc. Class A\* ...................     8,883
        800     GMX Resources, Inc.\* ............    11,512
        800     Goamerica, Inc.\* ................     4,920
      6,120     IAC/InterActiveCorp.\* ...........   147,186
      1,500     IDT Corp., Class B\* .............    19,740
        400     Iowa Telecommunications
                Services, Inc. ...................     7,500
        500     Ixia\* ...........................     9,720
        400     Jamdat Mobile, Inc.\* ............    11,072
      5,640     Juniper Networks, Inc.\* .........   142,015
        200     KVH Industries, Inc.\* ...........     1,850


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                                     Value
---------------                                           ----------------
Telecommunication Services
(continued)
      8,400     Level 3 Communications,
                Inc.\* ..................................    $   17,052
        200     Mastec, Inc.\* ..........................         1,760
      3,500     MCI, Inc. ...............................        89,985
     13,100     Nextel Communications,
                Inc., Class A\* .........................       423,261
        400     Nextel Partners, Inc., Class
                A\* .....................................        10,068
        600     NII Holdings, Inc.\* ....................        38,364
        200     NMS Communications
                Corp.\* .................................           572
        200     North Pittsburgh Systems,
                Inc. ....................................         3,912
        800     Novatel Wireless, Inc.\* ................         9,976
        800     NTL, Inc.\* .............................        54,736
        400     Premiere Global Services,
                Inc.\* ..................................         4,516
     12,870     Qwest Communications
                International, Inc.\* ...................        47,748
        200     Radyne Corp.\* ..........................         1,735
         89     Remec, Inc.\* ...........................           570
        200     Saul Centers, Inc. ......................         7,270
        500     SBA Communications Corp.,
                Class A\* ...............................         6,750
     40,191     SBC Communications, Inc. ................       954,536
     13,100     Sirius Satellite Radio, Inc.\* ..........        84,888
      1,100     Sonus Networks, Inc.\* ..................         5,258
        200     Spectralink Corp. .......................         2,104
        600     Spectrasite, Inc.\* .....................        44,658
     15,350     Sprint Corp. ............................       385,132
        200     SureWest Communications .................         5,130
      1,200     Syniverse Holdings, Inc.\* ..............        16,800
      1,570     Telephone & Data Systems,
                Inc. ....................................        64,072
        570     Telephone & Data Systems,
                Inc. (Special Shares)\* .................        21,854
      1,800     Tivo, Inc.\* ............................        12,024
      1,300     Ubiquitel, Inc.\* .......................        10,608


     Shares                                                     Value
---------------                                           ----------------
Telecommunication Services
(continued)
        600     Valassis Communications,
                Inc.\* ..................................    $   22,230
        400     Valor Communications
                Group, Inc. .............................         5,520
     33,586     Verizon Communications,
                Inc. ....................................     1,160,395
      1,000     Western Wireless Corp.,
                Class A\* ...............................        42,300
      1,600     Wireless Facilities, Inc.\* .............        10,128

                                                             ----------
                                                              5,262,433
                                                             ----------
Utilities - 3.6%
      7,885     AES Corp.\* .............................       129,155
        800     AGL Resources, Inc. .....................        30,920
      1,600     Allegheny Energy, Inc.\* ................        40,352
      1,200     Alliant Energy Corp. ....................        33,780
      2,400     Ameren Corp. ............................       132,720
      4,880     American Electric Power Co.,
                Inc. ....................................       179,926
        500     American States Water Co. ...............        14,685
      1,366     Aqua America, Inc. ......................        40,625
        900     Atmos Energy Corp. ......................        25,920
      1,400     Avista Corp. ............................        26,026
        300     California Water Service
                Group ...................................        11,262
      2,900     Calpine Corp.\* .........................         9,860
      4,000     Centerpoint Energy, Inc. ................        52,840
      2,200     Cinergy Corp. ...........................        98,604
      1,600     Cleco Corp. .............................        34,512
      3,300     CMS Energy Corp.\* ......................        49,698
      2,900     Consolidated Edison, Inc. ...............       135,836
      2,100     Constellation Energy Group,
                Inc. ....................................       121,149
      4,045     Dominion Resources, Inc. ................       296,863
      1,500     DPL, Inc. ...............................        41,175
      2,200     DTE Energy Co. ..........................       102,894
     10,200     Duke Energy Corp. .......................       303,246
        500     Duquesne Light Holdings,
                Inc. ....................................         9,340


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)




     Shares                                               Value
---------------                                     ----------------
Utilities (continued)
      2,432     Dynegy, Inc., Class A\* ...........   $     11,820
      3,650     Edison International ..............        148,008
      1,000     Empire Dist Elec CO Com ...........         23,960
        640     Energen Corp. .....................         22,432
      1,400     Energy East Corp. .................         40,572
      2,700     Entergy Corp. .....................        203,985
        800     Equitable Resources, Inc. .........         54,400
      8,024     Exelon Corp. ......................        411,872
      4,000     FirstEnergy Corp. .................        192,440
      4,060     FPL Group, Inc. ...................        170,764
        900     Great Plains Energy, Inc. .........         28,701
      1,000     Hawaiian Electric Industries,
                Inc. ..............................         26,810
      2,000     KeySpan Corp. .....................         81,400
        500     Laclede Group, Inc. (The) .........         15,880
      1,350     MDU Resources Group, Inc...........         38,030
      1,100     National Fuel Gas Co. .............         31,801
      1,300     New Jersey Resources Corp..........         62,725
      3,290     NiSource, Inc. ....................         81,362
      1,200     Northeast Utilities ...............         25,032
      1,000     NRG Energy, Inc.\* ................         37,600
      1,390     NSTAR .............................         42,854
      1,100     OGE Energy Corp. ..................         31,834
      1,300     Oneok, Inc. .......................         42,445
        400     Peoples Energy Corp. ..............         17,384
      2,200     Pepco Holdings, Inc. ..............         52,668
      4,800     PG&E Corp. ........................        180,192
        800     Piedmont Natural Gas Co.
                Inc ...............................         19,216
      1,200     Pinnacle West Capital Corp.........         53,340
        800     PNM Resources, Inc. ...............         23,048
      2,300     PPL Corp. .........................        136,574
      2,941     Progress Energy, Inc. .............        133,051
      2,800     Public Service Enterprise
                Group, Inc. .......................        170,296
      1,100     Puget Energy, Inc. ................         25,718
      1,100     Questar Corp. .....................         72,490
      3,529     Reliant Energy, Inc.\* ............         43,689


     Shares                                               Value
---------------                                     ----------------
Utilities (continued)
      1,179     SCANA Corp. .......................   $     50,354
      2,500     Sempra Energy .....................        103,275
      2,400     Sierra Pacific Resources\* ........         29,880
      1,100     South Jersey Industries, Inc.......         67,232
      8,900     Southern Co. (The) ................        308,563
      1,372     Southern Union Co.\* ..............         33,683
        600     Southwest Water Co. ...............          7,098
      2,400     TECO Energy, Inc. .................         45,384
      3,570     TXU Corp. .........................        296,630
      1,400     UGI Corp. .........................         39,060
        833     Vectren Corp. .....................         23,932
      1,000     Westar Energy, Inc. ...............         24,030
      1,500     WGL Holdings, Inc. ................         50,460
      1,400     Wisconsin Energy Corp. ............         54,600
        600     WPS Resources Corp. ...............         33,750
      4,425     Xcel Energy, Inc. .................         86,377

                                                      ------------
                                                         5,930,089
                                                      ------------
Total Common Stock
(Cost $131,227,128)                                     163,454,996
                                                       ------------


                       See Notes to Financial Statements.

[GRAPHIC OMITTED]




WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                   June 30, 2005
                                                                     (Unaudited)


                Shares                                                  Value
--------------------------------------                             ---------------
WARRANTS - 0.0%#
   211                                 IAC/InterActiveCorp. expire
                                       02/04/09\* ................ $      1,108
    12                                 Polymer Group, Inc. expire
                                       03/04/10\*(a) .............            0
    13                                 Polymer Group, Inc. expire
                                       03/04/10\*(a) .............            0

                                                                   ------------
Total Warrants (Cost $1,075)                                               1,108
                                                                    ------------
RIGHTS - 0.0%#
   600                                 Danielson Holding Corp.
                                       Rights\*(a) ...............            0
 1,800                                 Seagate Tax Refund
                                       Rights\*(a) ...............            0

                                                                   ------------
Total Rights (Cost $0)                                                         0
                                                                    ------------
Total Investments - 99.4%
(Cost $131,228,203)                                                 $163,456,104
Other Assets & Liabilities, Net - 0.6%                                   979,615
                                                                    ------------
NET ASSETS - 100.0%                                                 $164,435,719
                                                                    ============

     \* Non-income producing security.
     # Amount represents less than 0.01%
  (a) Amount represents less than $1.00.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                      June 30, 2005 (Unaudited)


                                                                                               DOW JONES
                                              LARGE        LARGE       SMALL        SMALL      WILSHIRE
                                             COMPANY      COMPANY     COMPANY      COMPANY       5000
                                             GROWTH        VALUE      GROWTH        VALUE        INDEX
                                            PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------  ----------- -----------  ----------- ------------
ASSETS:
Investments, at cost (Note 1)............ $466,478,302  $48,778,628 $12,264,569  $15,952,908 $131,228,203
                                          ============  =========== ===========  =========== ============
Investments, at value (Note 1),
 See accompanying schedules.............. $540,970,900  $58,183,606 $13,886,185  $18,828,370 $163,456,104
Cash.....................................    1,833,921    1,389,967     451,849      260,848      672,828
Receivable for Portfolio shares sold.....       41,413       55,444       1,138        1,021      954,310
Due from Advisor (Note 2)................           --           --       5,576        6,400           --
Receivable for investment securities sold    1,522,762      414,580       7,246           --           --
Dividends receivable.....................      270,806       81,712       5,716       28,431      184,101
Prepaid expenses and other assets........       14,802       11,119       9,486       10,506       18,615
                                          ------------  ----------- -----------  ----------- ------------
  Total Assets...........................  544,654,604   60,136,428  14,367,196   19,135,576  165,285,958
                                          ------------  ----------- -----------  ----------- ------------

LIABILITIES:
Payable for Portfolio shares redeemed....      612,891           --       2,997       15,002       15,368
Payable for investment securities
 purchased...............................           --      703,018      64,649           --      598,092
Investment advisory fee payable
 (Note 2)................................      678,699       72,766          --           --       27,099
Distribution and service fees payable
 (Note 3)................................      198,402       27,292       5,621        4,400       91,071
Due to Custodian.........................       14,925       12,093       9,780       24,930       30,673
Variation margin payable.................        9,750           --          --           --           --
Accrued expenses and other payables......      269,000       39,321      16,646       22,580       87,936
                                          ------------  ----------- -----------  ----------- ------------
  Total Liabilities......................    1,783,667      854,490      99,693       66,912      850,239
                                          ------------  ----------- -----------  ----------- ------------
NET ASSETS............................... $542,870,937  $59,281,938 $14,267,503  $19,068,664 $164,435,719
                                          ============  =========== ===========  =========== ============

NET ASSETS consist of:
Undistributed net investment
 income/(loss)........................... $   (648,525) $   133,388 $   (58,586) $     2,131 $    738,211
Accumulated net realized gain/(loss) on
 investments sold and futures
 contracts...............................  (58,747,866)   5,306,347   1,028,854    3,565,109  (30,533,110)
Net unrealized appreciation of
 investments.............................   74,478,845    9,404,978   1,621,616    2,875,462   32,227,901
Par value................................       17,277        2,656         816          884       16,339
Paid-in capital..........................  527,771,206   44,434,569  11,674,803   12,625,078  161,986,378
                                          ------------  ----------- -----------  ----------- ------------
NET ASSETS............................... $542,870,937  $59,281,938 $14,267,503  $19,068,664 $164,435,719
                                          ============  =========== ===========  =========== ============

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                      June 30, 2005 (Unaudited)

                                                                                              DOW JONES
                                               LARGE        LARGE       SMALL       SMALL     WILSHIRE
                                              COMPANY      COMPANY     COMPANY     COMPANY      5000
                                              GROWTH        VALUE      GROWTH       VALUE       INDEX
                                             PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                            ------------ ----------- ----------- ----------- ------------

NET ASSETS:
Investment Class shares.................... $367,473,528 $51,124,471 $14,063,360 $17,488,159 $119,913,985
                                            ============ =========== =========== =========== ============
 (50,000,000 shares authorized, per class,
 per Portfolio, par value $.001
 per share)
Institutional Class shares................. $175,397,409 $ 8,157,467 $   204,143 $ 1,580,505 $ 41,358,297
                                            ============ =========== =========== =========== ============
 (50,000,000 shares authorized, per class,
 per Portfolio, par value $.001
 per share)
Qualified Class shares.....................          N/A         N/A         N/A         N/A $  1,299,001
                                            ============ =========== =========== =========== ============
 (10,000,000 shares authorized, per class,
 per Portfolio, par value $.001
 per share)
Horace Mann Class shares...................          N/A         N/A         N/A         N/A $  1,864,436
                                            ============ =========== =========== =========== ============
 (10,000,000 shares authorized, per class,
 per Portfolio, par value $.001
 per share)

SHARES OUTSTANDING:
Investment Class shares....................   11,741,041   2,291,409     805,007     811,375   11,923,539
                                            ============ =========== =========== =========== ============
Institutional Class shares.................    5,536,326     364,709      11,470      73,110    4,100,399
                                            ============ =========== =========== =========== ============
Qualified Class shares.....................          N/A         N/A         N/A         N/A      129,128
                                            ============ =========== =========== =========== ============
Horace Mann Class shares...................          N/A         N/A         N/A         N/A      185,710
                                            ============ =========== =========== =========== ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share........................... $      31.30 $     22.31 $     17.47 $     21.55 $      10.06
                                            ============ =========== =========== =========== ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share........................... $      31.68 $     22.37 $     17.80 $     21.62 $      10.09
                                            ============ =========== =========== =========== ============

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share...........................          N/A         N/A         N/A         N/A $      10.06
                                            ============ =========== =========== =========== ============

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share...........................          N/A         N/A         N/A         N/A $      10.04
                                            ============ =========== =========== =========== ============

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS
                       For the Six Month Period Ended June 30, 2005 (Unaudited)


                                                                                            DOW JONES
                                             LARGE        LARGE      SMALL       SMALL      WILSHIRE
                                            COMPANY      COMPANY    COMPANY     COMPANY       5000
                                            GROWTH        VALUE     GROWTH       VALUE        INDEX
                                           PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                         ------------  ----------  ---------  -----------  -----------
INVESTMENT INCOME:
Dividends............................... $  2,996,531  $  597,194  $  42,356  $   206,600  $ 1,371,588
Foreign taxes withheld..................           --        (548)       (21)        (110)         (87)
Other Income............................        2,598       1,528        575          252          412
                                         ------------  ----------  ---------  -----------  -----------
  Total Income..........................    2,999,129     598,174     42,910      206,742    1,371,913
                                         ------------  ----------  ---------  -----------  -----------

EXPENSES:
Investment advisory fee (Note 2)........    2,042,648     216,915     57,514      124,915       80,753
Distribution and service fees (Note 3)..      768,994      81,220     24,065       43,626      185,719
Administration and Accounting fees
 (Note 2)...............................      443,516      74,955     38,912       50,699      175,271
Transfer agent fees (Note 2)............      130,793      40,925     24,344       27,193       77,766
Legal and Audit fees....................       92,709       9,755      2,227        4,527       25,791
Printing fees...........................       76,129       7,803      2,489        5,735       20,923
Custodian fees (Note 2).................       44,659      26,591     20,654       42,682       47,253
Registration and filing fees............       13,371       8,058      7,398        8,621       12,269
Directors' fees and expenses (Note 2)...       20,775       2,217        531        1,110        6,049
Other...................................       32,015       4,062      1,375        2,438        8,984
                                         ------------  ----------  ---------  -----------  -----------
  Subtotal..............................    3,665,609     472,501    179,509      311,546      640,778
Fees waived and reimbursed by investment
 advisor (Note 2).......................           --          --    (74,698)    (103,953)          --
Custody earnings credits (Note 2).......      (17,955)     (7,715)    (3,315)      (2,982)      (3,584)
                                         ------------  ----------  ---------  -----------  -----------
   Total net expenses...................    3,647,654     464,786    101,496      204,611      637,194
                                         ------------  ----------  ---------  -----------  -----------
NET INVESTMENT INCOME/(LOSS)............     (648,525)    133,388    (58,586)       2,131      734,719
                                         ------------  ----------  ---------  -----------  -----------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS AND
 FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain from:
  Investments...........................    7,972,819   1,277,056    151,422    3,012,966      988,199
  Futures contracts.....................       23,940          --         --           --
Net change in unrealized appreciation/
 depreciation on investments and futures
 contracts..............................  (17,129,453)   (391,330)  (296,787)  (4,121,994)  (2,211,871)
                                         ------------  ----------  ---------  -----------  -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS.............   (9,132,694)    885,726   (145,365)  (1,109,028)  (1,223,672)
                                         ------------  ----------  ---------  -----------  -----------
NET INCREASE/(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS............................. $ (9,781,219) $1,019,114  $(203,951) $(1,106,897) $  (488,953)
                                         ============  ==========  =========  ===========  ===========

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                       For the Six Month Period Ended June 30, 2005 (Unaudited)


                                                                                                   DOW JONES
                                               LARGE        LARGE        SMALL         SMALL       WILSHIRE
                                              COMPANY      COMPANY      COMPANY       COMPANY        5000
                                              GROWTH        VALUE       GROWTH         VALUE         INDEX
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                           ------------  -----------  -----------  ------------  ------------
Operations:
Net investment income/(loss).............. $   (648,525) $   133,388  $   (58,586) $      2,131  $    734,719
Net realized gain on investments and
 futures contracts........................    7,996,759    1,277,056      151,422     3,012,966       988,199
Net change in unrealized appreciation/
 (depreciation) on investments and
 futures contracts........................  (17,129,453)    (391,330)    (296,787)   (4,121,994)   (2,211,871)
                                           ------------  -----------  -----------  ------------  ------------
Net increase/(decrease) in net assets
 resulting from operations................   (9,781,219)   1,019,114     (203,951)   (1,106,897)     (488,953)

Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold.............................   34,352,991    4,398,213    1,585,581     4,917,196    14,384,318
  Shares redeemed.........................  (70,063,677)  (3,905,008)  (1,237,315)  (23,206,998)  (16,352,101)
                                           ------------  -----------  -----------  ------------  ------------
Total Investment Class shares.............  (35,710,686)     493,205      348,266   (18,289,802)   (1,967,783)
                                           ------------  -----------  -----------  ------------  ------------

Institutional Class shares:
Shares sold...............................   20,120,988      244,148           --        78,609     1,495,095
Shares redeemed...........................  (24,557,167)  (2,282,541)      (7,000)   (2,400,314)   (1,409,279)
                                           ------------  -----------  -----------  ------------  ------------
Total Institutional Class shares..........   (4,436,179)  (2,038,393)      (7,000)   (2,321,705)       85,816
                                           ------------  -----------  -----------  ------------  ------------

Qualified Class shares:
  Shares sold.............................          N/A          N/A          N/A           N/A       280,127
  Shares redeemed.........................          N/A          N/A          N/A           N/A      (376,680)
                                           ------------  -----------  -----------  ------------  ------------
Total Qualified Class shares..............          N/A          N/A          N/A           N/A       (96,553)
                                           ------------  -----------  -----------  ------------  ------------

Horace Mann Class shares:
  Shares sold.............................          N/A          N/A          N/A           N/A        68,490
  Shares redeemed.........................          N/A          N/A          N/A           N/A      (159,383)
                                           ------------  -----------  -----------  ------------  ------------
Total Horace Mann Class shares............          N/A          N/A          N/A           N/A       (90,893)
                                           ------------  -----------  -----------  ------------  ------------
Net increase/(decrease) in net assets from
 Capital Stock transactions...............  (40,146,865)  (1,545,188)     341,266   (20,611,507)   (2,069,413)
                                           ------------  -----------  -----------  ------------  ------------
Net increase/(decrease) in net assets.....  (49,928,084)    (526,074)     137,315   (21,718,404)   (2,558,366)
                                           ------------  -----------  -----------  ------------  ------------

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                       For the Six Month Period Ended June 30, 2005 (Unaudited)

                                                                                                   DOW JONES
                                                LARGE        LARGE        SMALL        SMALL       WILSHIRE
                                               COMPANY      COMPANY      COMPANY      COMPANY        5000
                                               GROWTH        VALUE       GROWTH        VALUE         INDEX
                                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                            ------------  -----------  -----------  -----------  ------------
NET ASSETS:
Beginning of period........................ $592,799,021  $59,808,012  $14,130,188  $40,787,068  $166,994,085
                                            ------------  -----------  -----------  -----------  ------------
End of period.............................. $542,870,937  $59,281,938  $14,267,503  $19,068,664  $164,435,719
                                            ============  ===========  ===========  ===========  ============
Undistributed net investment
 income/(loss)............................. $   (648,525) $   133,388  $   (58,586) $     2,131  $    734,719
                                            ============  ===========  ===========  ===========  ============

Capital Share Transactions:
Investment Class shares:
  Shares sold..............................    1,120,115      201,003       93,821      232,706     1,456,089
  Shares redeemed..........................   (2,282,479)    (178,977)     (73,157)  (1,136,425)   (1,648,666)
                                            ------------  -----------  -----------  -----------  ------------
Net increase/(decrease) in Investment Class
 shares outstanding........................   (1,162,364)      22,026       20,664     (903,719)     (192,577)
                                            ============  ===========  ===========  ===========  ============
Institutional Class shares:
  Shares sold..............................      649,529       11,186           --        3,843       148,524
  Shares redeemed..........................     (792,647)    (104,932)        (409)    (114,929)     (141,868)
                                            ------------  -----------  -----------  -----------  ------------
Net increase/(decrease) in Institutional
 Class shares outstanding..................     (143,118)     (93,746)        (409)    (111,086)        6,656
                                            ============  ===========  ===========  ===========  ============
Qualified Class shares:
  Shares sold..............................          N/A          N/A          N/A          N/A        28,172
  Shares redeemed..........................          N/A          N/A          N/A          N/A       (37,599)
                                            ------------  -----------  -----------  -----------  ------------
Net decrease in Qualified Class shares
 outstanding...............................          N/A          N/A          N/A          N/A        (9,427)
                                            ============  ===========  ===========  ===========  ============
Horace Mann Class shares:
  Shares sold..............................          N/A          N/A          N/A          N/A         6,968
  Shares redeemed..........................          N/A          N/A          N/A          N/A       (16,159)
                                            ------------  -----------  -----------  -----------  ------------
Net decrease in Horace Mann Class shares
 outstanding...............................          N/A          N/A          N/A          N/A        (9,191)
                                            ============  ===========  ===========  ===========  ============

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                           For the Year Ended December 31, 2004

                                                                                                            DOW JONES
                                                       LARGE          LARGE        SMALL        SMALL       WILSHIRE
                                                      COMPANY        COMPANY      COMPANY      COMPANY        5000
                                                      GROWTH          VALUE       GROWTH        VALUE         INDEX
                                                     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                   -------------  ------------  -----------  -----------  ------------
Operations:
Net investment income/(loss)...................... $   1,157,304  $    455,875  $  (177,272) $   (63,502) $  1,461,436
Net realized gain/(loss) on investments and
 futures contracts................................    46,221,083    10,116,120    1,895,008    5,194,267   (11,171,701)
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts........................................    (9,814,383)   (3,471,977)     300,822    2,175,360    26,952,871
                                                   -------------  ------------  -----------  -----------  ------------
Net increase in net assets resulting from
 operations.......................................    37,564,004     7,100,018    2,018,558    7,306,125    17,242,606

Distributions to shareholders from:
Net investment income:
 Investment Class shares..........................      (379,823)     (830,112)          --      (47,474)   (1,252,062)
 Institutional Class shares.......................      (795,861)     (207,028)          --      (17,660)     (531,446)
 Qualified Class shares...........................           N/A           N/A          N/A          N/A        (9,717)
 Horace Mann Class shares.........................           N/A           N/A          N/A          N/A       (18,885)
Net realized capital gains:
 Investment Class shares..........................            --    (2,014,824)    (530,040)  (3,802,511)           --
 Institutional Class shares.......................            --      (413,379)      (8,082)    (422,116)           --
 Qualified Class shares...........................           N/A           N/A          N/A          N/A            --
 Horace Mann Class shares.........................           N/A           N/A          N/A          N/A            --
                                                   -------------  ------------  -----------  -----------  ------------
Total distributions to shareholders...............    (1,175,684)   (3,465,343)    (538,122)  (4,289,761)   (1,812,110)

Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold......................................   140,660,287    17,483,046    2,031,310   26,043,617    38,098,778
 Shares issued as reinvestment of
  distributions...................................       371,391     2,777,755      521,571    3,721,596     1,219,296
 Shares redeemed..................................  (121,797,055)   (9,010,345)  (1,319,595)  (8,188,006)  (36,176,494)
                                                   -------------  ------------  -----------  -----------  ------------
Total Investment Class shares.....................    19,234,623    11,250,456    1,233,286   21,577,207     3,141,580
                                                   -------------  ------------  -----------  -----------  ------------
Institutional Class shares:
 Shares sold......................................    53,544,985     3,220,709       35,095    1,516,109    25,961,940
 Shares issued as reinvestment of
  distributions...................................       624,078       458,339        6,455      438,053       528,193
 Shares redeemed..................................   (43,465,450)  (24,976,847)      (7,886)  (9,344,353)  (12,543,322)
                                                   -------------  ------------  -----------  -----------  ------------
Total Institutional Class shares..................    10,703,613   (21,297,799)      33,664   (7,390,191)   13,946,811
                                                   -------------  ------------  -----------  -----------  ------------
Qualified Class shares:
 Shares sold......................................           N/A           N/A          N/A          N/A     1,170,496
 Shares issued as reinvestment of
  distributions...................................           N/A           N/A          N/A          N/A         9,717
 Shares redeemed..................................           N/A           N/A          N/A          N/A    (3,491,334)
                                                   -------------  ------------  -----------  -----------  ------------
Total Qualified Class shares......................           N/A           N/A          N/A          N/A    (2,311,121)
                                                   -------------  ------------  -----------  -----------  ------------
Horace Mann Class shares:
 Shares sold......................................           N/A           N/A          N/A          N/A       191,673
 Shares issued as reinvestment of
  distributions...................................           N/A           N/A          N/A          N/A        18,732
 Shares redeemed..................................           N/A           N/A          N/A          N/A      (342,478)
                                                   -------------  ------------  -----------  -----------  ------------
Total Horace Mann Class shares....................           N/A           N/A          N/A          N/A      (132,073)
                                                   -------------  ------------  -----------  -----------  ------------
Net increase/(decrease) in net assets from Capital
 Stock transactions...............................    29,938,236   (10,047,343)   1,266,950   14,187,016    14,645,197
                                                   -------------  ------------  -----------  -----------  ------------
Net increase/(decrease) in net assets............. $  66,326,556  $ (6,412,668) $ 2,747,386  $17,203,380  $ 30,075,693
                                                   -------------  ------------  -----------  -----------  ------------

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                           For the Year Ended December 31, 2004

                                                                                                DOW JONES
                                             LARGE        LARGE        SMALL        SMALL       WILSHIRE
                                            COMPANY      COMPANY      COMPANY      COMPANY        5000
                                            GROWTH        VALUE       GROWTH        VALUE         INDEX
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                         ------------  -----------  -----------  -----------  ------------
NET ASSETS:
Beginning of year....................... $526,472,465  $66,220,680  $11,382,802  $23,583,688  $136,918,392
                                         ------------  -----------  -----------  -----------  ------------
End of year............................. $592,799,021  $59,808,012  $14,130,188  $40,787,068  $166,994,085
                                         ============  ===========  ===========  ===========  ============
Undistributed net investment income..... $         --  $        --  $        --  $        --  $      3,492
                                         ============  ===========  ===========  ===========  ============

Capital Share Transactions:
Investment Class shares:
  Shares sold...........................    4,705,170      813,222      123,137    1,242,720     4,067,842
  Shares issued as reinvestment of
   distributions........................       11,649      126,549       29,302      173,178       120,722
  Shares redeemed.......................   (4,072,464)    (424,794)     (81,493)    (389,215)   (3,831,805)
                                         ------------  -----------  -----------  -----------  ------------
Net increase in Investment Class shares
 outstanding............................      644,355      514,977       70,946    1,026,683       356,759
                                         ============  ===========  ===========  ===========  ============
Institutional Class shares:
  Shares sold...........................    1,749,057      151,527        2,050       70,712     2,789,080
  Shares issued as reinvestment of
   distributions........................       19,382       20,862          357       20,355        52,193
  Shares redeemed.......................   (1,425,785)  (1,184,803)        (484)    (425,611)   (1,320,827)
                                         ------------  -----------  -----------  -----------  ------------
Net increase/(decrease) in Institutional
 Class shares outstanding...............      342,654   (1,012,414)       1,923     (334,544)    1,520,446
                                         ============  ===========  ===========  ===========  ============
Qualified Class shares:
  Shares sold...........................          N/A          N/A          N/A          N/A       125,876
  Shares issued as reinvestment of
   distributions........................          N/A          N/A          N/A          N/A           961
  Shares redeemed.......................          N/A          N/A          N/A          N/A      (377,721)
                                         ------------  -----------  -----------  -----------  ------------
Net decrease in Qualified Class shares
 outstanding............................          N/A          N/A          N/A          N/A      (250,884)
                                         ============  ===========  ===========  ===========  ============
Horace Mann Class shares:
  Shares sold...........................          N/A          N/A          N/A          N/A        20,485
  Shares issued as reinvestment of
   distributions........................          N/A          N/A          N/A          N/A         1,857
  Shares redeemed.......................          N/A          N/A          N/A          N/A       (36,590)
                                         ------------  -----------  -----------  -----------  ------------
Net decrease in Horace Mann Class shares
 outstanding............................          N/A          N/A          N/A          N/A       (14,248)
                                         ============  ===========  ===========  ===========  ============

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


   For a Portfolio Share Outstanding Throughout Each Period.

                                                                INVESTMENT CLASS SHARES
                                  ----------------------------------------------------------------------------------
                                   SIX MONTH                            FOUR MONTH
                                     PERIOD        YEAR       YEAR        PERIOD           YEAR ENDED AUGUST 31,
                                     ENDED        ENDED      ENDED        ENDED       ------------------------------
                                   6/30/2005+   12/31/2004 12/31/2003  12/31/2002/1/     2002       2001       2000
                                  ----------    ---------- ----------  ------------   --------   --------   --------
Net asset value, beginning of
 period..........................  $  31.80      $  29.83   $  23.59     $  24.22     $  29.12   $  46.36   $  36.37
                                   --------      --------   --------     --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment
 income/(loss)***................     (0.04)         0.04      (0.05)        0.02         0.04      (0.08)     (0.12)
Net realized and unrealized gain/
 (loss) on investments and
 futures contracts...............     (0.46)         1.96       6.29        (0.61)       (4.86)    (16.65)     10.55
                                   --------      --------   --------     --------     --------   --------   --------
Total from investment
 operations......................     (0.50)         2.00       6.24        (0.59)       (4.82)    (16.73)     10.43
                                   --------      --------   --------     --------     --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..........................        --         (0.03)        --        (0.04)          --         --         --
Distributions from capital
 gains...........................        --            --         --           --        (0.08)     (0.51)     (0.44)
                                   --------      --------   --------     --------     --------   --------   --------
Total distributions..............        --         (0.03)        --        (0.04)       (0.08)     (0.51)     (0.44)
                                   --------      --------   --------     --------     --------   --------   --------
Net asset value, end of period...  $  31.30      $  31.80   $  29.83     $  23.59     $  24.22   $  29.12   $  46.36
                                   ========      ========   ========     ========     ========   ========   ========
Total Return/2/..................     (1.57)%**      6.70%     26.45%       (2.42)%**   (16.61)%   (36.33)%    28.84%
                                   ========      ========   ========     ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)......................  $367,474      $410,332   $365,658     $243,890     $249,328   $354,633   $656,711
Operating expenses excluding
 custody earnings credit.........      1.47%*        1.44%      1.37%        0.95%*       0.90%      0.84%      0.84%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.........      1.46%*        1.43%      1.36%        0.95%*       0.89%      0.83%      0.83%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.........      1.47%*        1.44%      1.47%        1.45%*       0.90%      0.84%      0.84%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit..........................     (0.36)%*       0.11%     (0.20)%       0.28%*       0.14%     (0.23)%    (0.28)%
Portfolio turnover rate..........        21%**        121%        93%          21%**        47%        43%        50%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)


   For a Portfolio Share Outstanding Throughout Each Period.

                                                           INSTITUTIONAL CLASS SHARES
                                -------------------------------------------------------------------------------
                                 SIX MONTH                           FOUR MONTH
                                  PERIOD         YEAR       YEAR       PERIOD         YEAR ENDED AUGUST 31,
                                   ENDED        ENDED      ENDED       ENDED      -----------------------------
                                06/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/   2002       2001      2000
                                -----------   ---------- ---------- ------------  -------   --------   --------
Net asset value, beginning of
 period........................  $  32.13      $  30.13   $  23.81    $ 24.51     $ 29.39   $  46.63   $  36.47
                                 --------      --------   --------    -------     -------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......      0.00#         0.13       0.03       0.05        0.12       0.03       0.01
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts.........     (0.45)         2.01       6.36      (0.62)      (4.92)    (16.76)     10.59
                                 --------      --------   --------    -------     -------   --------   --------
Total from investment
 operations....................     (0.45)         2.14       6.39      (0.57)      (4.80)    (16.73)     10.60
                                 --------      --------   --------    -------     -------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income........................        --         (0.14)     (0.07)     (0.13)         --         --         --
Distributions from capital
 gains.........................        --            --         --         --       (0.08)     (0.51)     (0.44)
                                 --------      --------   --------    -------     -------   --------   --------
Total distributions............        --         (0.14)     (0.07)     (0.13)      (0.08)     (0.51)     (0.44)
                                 --------      --------   --------    -------     -------   --------   --------
Net asset value, end of
 period........................  $  31.68      $  32.13   $  30.13    $ 23.81     $ 24.51   $  29.39   $  46.63
                                 ========      ========   ========    =======     =======   ========   ========
Total Return/2/................     (1.40)%**      7.10%     26.85%     (2.32)%**  (16.39)%   (36.12)%    29.23%
                                 ========      ========   ========    =======     =======   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)....................  $175,397      $182,467   $160,814    $82,459     $84,271   $108,794   $149,043
Operating expenses excluding
 custody earnings credit.......      1.08%*        1.10%      1.05%      0.64%*      0.59%      0.52%      0.53%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.......      1.07%*        1.09%      1.04%      0.64%*      0.58%      0.51%      0.52%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.......      1.08%*        1.10%      1.15%      1.14%*      0.59%      0.52%      0.53%
Net investment income including
 reimbursement/waiver/
 custody earnings credit.......      0.02%*        0.45%      0.12%      0.59%*      0.45%      0.09%      0.03%
Portfolio turnover rate........        21%**        121%        93%        21%**       47%        43%        50%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
#  Amount is less than $0.01 per share.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

   For a Portfolio Share Outstanding Throughout Each Period.

                                                            INVESTMENT CLASS SHARES
                                -------------------------------------------------------------------------------
                                SIX MONTH                           FOUR MONTH
                                  PERIOD        YEAR       YEAR       PERIOD          YEAR ENDED AUGUST 31,
                                  ENDED        ENDED      ENDED       ENDED       -----------------------------
                                6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/     2002      2001      2000
                                ----------   ---------- ---------- ------------   --------   --------  --------

Net asset value, beginning of
 period........................  $  21.92     $  20.52   $  16.03    $  17.59     $  21.09   $  19.91  $  21.02
                                 --------     --------   --------    --------     --------   --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......      0.04         0.14       0.13        0.08         0.21       0.27      0.28
Net realized and unrealized
 gain/(loss) on investments....      0.35         2.59       4.44       (1.40)       (2.41)      1.09     (0.02)
                                 --------     --------   --------    --------     --------   --------  --------
Total from investment
 operations....................      0.39         2.73       4.57       (1.32)       (2.20)      1.36      0.26
                                 --------     --------   --------    --------     --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income........................        --        (0.39)     (0.08)      (0.24)       (0.27)     (0.18)    (0.31)
Distributions from capital
 gains.........................        --        (0.94)        --          --        (1.03)        --     (1.06)
                                 --------     --------   --------    --------     --------   --------  --------
Total distributions............        --        (1.33)     (0.08)      (0.24)       (1.30)     (0.18)    (1.37)
                                 --------     --------   --------    --------     --------   --------  --------
Net asset value, end of
 period........................  $  22.31     $  21.92   $  20.52    $  16.03     $  17.59   $  21.09  $  19.91
                                 ========     ========   ========    ========     ========   ========  ========
Total Return/2/................      1.78%**     13.28%     28.51%      (7.49)%**   (10.94)%     6.81%     1.71%
                                 ========     ========   ========    ========     ========   ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)....................  $ 51,124     $ 49,749   $ 35,997    $ 25,327     $ 30,131   $ 31,455  $ 21,490
Operating expenses excluding
 custody earnings credit.......      1.68%*       1.65%      1.56%       1.17%*       1.04%      0.98%     1.01%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.......      1.66%*       1.65%      1.55%       1.16%*       1.03%      0.95%     0.98%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.......      1.68%*       1.65%      1.67%       1.67%*       1.04%      0.98%     1.01%
Net investment income including
 reimbursement/waiver/
 custody earnings credit.......      0.41%*       0.67%      0.75%       1.39%*       1.06%      1.28%     1.51%
Portfolio turnover rate........        22%**        73%       103%         19%**        72%        77%      110%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Portfolio Share Outstanding Throughout Each Period.

                                                         INSTITUTIONAL CLASS SHARES
                              -------------------------------------------------------------------------------
                              SIX MONTH                           FOUR MONTH
                                PERIOD        YEAR       YEAR       PERIOD          YEAR ENDED AUGUST 31,
                                ENDED        ENDED      ENDED       ENDED       -----------------------------
                              6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/     2002      2001      2000
                              ----------   ---------- ---------- ------------   --------   --------  --------
Net asset value, beginning of
 period......................  $  21.94     $  20.55   $  16.04    $  17.64     $  21.14   $  19.93  $  21.04
                               --------     --------   --------    --------     --------   --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.....      0.08         0.21       0.18        0.09         0.26       0.33      0.33
Net realized and unrealized
 gain/(loss) on investments..      0.35         2.59       4.44       (1.40)       (2.41)      1.08     (0.01)
                               --------     --------   --------    --------     --------   --------  --------
Total from investment
 operations..................      0.43         2.80       4.62       (1.31)       (2.15)      1.41      0.32
                               --------     --------   --------    --------     --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income......................        --        (0.47)     (0.11)      (0.29)       (0.32)     (0.20)    (0.37)
Distributions from capital
 gains.......................        --        (0.94)        --          --        (1.03)        --     (1.06)
                               --------     --------   --------    --------     --------   --------  --------
Total distributions..........        --        (1.41)     (0.11)      (0.29)       (1.35)     (0.20)    (1.43)
                               --------     --------   --------    --------     --------   --------  --------
Net asset value, end of
 period......................  $  22.37     $  21.94   $  20.55    $  16.04     $  17.64   $  21.14  $  19.93
                               ========     ========   ========    ========     ========   ========  ========
Total Return/2/..............      1.96%**     13.62%     28.83%      (7.44)%**   (10.71)%     7.08%     2.06%
                               ========     ========   ========    ========     ========   ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)..................  $  8,157     $ 10,059   $ 30,224    $ 33,934     $ 37,133   $ 54,525  $ 58,566
Operating expenses excluding
 custody earnings credit.....      1.35%*       1.34%      1.31%       0.94%*       0.79%      0.71%     0.74%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.....      1.33%*       1.34%      1.30%       0.93%*       0.78%      0.68%     0.71%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.....      1.35%*       1.34%      1.42%       1.44%*       0.79%      0.71%     0.74%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit......................      0.74%*       0.97%      1.00%       1.62%*       1.31%      1.55%     1.78%
Portfolio turnover rate......        22%**        73%       103%         19%**        72%        77%      110%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


   For a Portfolio Share Outstanding Throughout Each Period.

                                                             INVESTMENT CLASS SHARES
                              -----------------------------------------------------------------------------------
                               SIX MONTH                             FOUR MONTH
                                 PERIOD        YEAR        YEAR        PERIOD           YEAR ENDED AUGUST 31,
                                 ENDED        ENDED       ENDED        ENDED       ------------------------------
                               6/30/2005+   12/31/2004  12/31/2003  12/31/2002/1/     2002       2001       2000
                              ----------    ----------  ----------  ------------   --------   --------   --------
Net asset value, beginning of
 period......................  $  17.74      $  15.73    $  11.48     $  11.89     $  12.91   $  17.80   $  13.34
                               --------      --------    --------     --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss***.......     (0.07)        (0.24)      (0.26)       (0.06)       (0.19)     (0.21)     (0.21)
Net realized and unrealized
 gain/(loss) on investments..     (0.20)         2.95        4.51        (0.35)       (0.83)     (2.23)      4.67
                               --------      --------    --------     --------     --------   --------   --------
Total from investment
 operations..................     (0.27)         2.71        4.25        (0.41)       (1.02)     (2.44)      4.46
                               --------      --------    --------     --------     --------   --------   --------
LESS DISTRIBUTIONS:
Distributions from capital
 gains.......................        --         (0.70)         --           --           --      (2.45)        --
                               --------      --------    --------     --------     --------   --------   --------
Total distributions..........        --         (0.70)         --           --           --      (2.45)        --
                               --------      --------    --------     --------     --------   --------   --------
Net asset value, end of
 period......................  $  17.47      $  17.74    $  15.73     $  11.48     $  11.89   $  12.91   $  17.80
                               ========      ========    ========     ========     ========   ========   ========
Total Return/2/..............     (1.52)%**     17.22%      37.02%       (3.45)%**    (7.90)%   (13.87)%    33.43%
                               ========      ========    ========     ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)..................  $ 14,063      $ 13,916    $ 11,224     $  7,048     $  7,253   $  6,894   $  8,871
Operating expenses excluding
 custody earnings credit.....      1.55%*        1.87%       2.51%        2.54%*       1.85%      1.75%      1.56%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.....      1.50%*        1.87%       2.51%        2.53%*       1.83%      1.72%      1.52%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.....      2.66%*        2.82%       3.11%        3.14%*       1.90%      1.90%      1.71%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit.....     (0.87)%*      (1.46)%     (1.98)%      (1.67)%*     (1.50)%    (1.50)%    (1.36)%
Portfolio turnover rate......        37%**        106%        162%          35%**        84%        91%       127%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.


                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Portfolio Share Outstanding Throughout Each Period.

                                                           INSTITUTIONAL CLASS SHARES
                              -----------------------------------------------------------------------------------
                               SIX MONTH                             FOUR MONTH
                                 PERIOD        YEAR        YEAR        PERIOD           YEAR ENDED AUGUST 31,
                                 ENDED        ENDED       ENDED        ENDED       ------------------------------
                               6/30/2005+   12/31/2004  12/31/2003  12/31/2002/1/     2002       2001       2000
                              ----------    ----------  ----------  ------------   --------   --------   --------
Net asset value, beginning of
 period......................  $  18.04      $  15.94    $  11.61     $  12.04     $  13.04   $  17.91   $  13.38
                               --------      --------    --------     --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss***.......     (0.04)        (0.19)      (0.23)       (0.06)       (0.16)     (0.17)     (0.17)
Net realized and unrealized
 gain/(loss) on investments..     (0.20)         2.99        4.56        (0.37)       (0.84)     (2.25)      4.70
                               --------      --------    --------     --------     --------   --------   --------
Total from investment
 operations..................     (0.24)         2.80        4.33        (0.43)       (1.00)     (2.42)      4.53
                               --------      --------    --------     --------     --------   --------   --------
LESS DISTRIBUTIONS:
Distributions from capital
 gains.......................        --         (0.70)         --           --           --      (2.45)        --
                               --------      --------    --------     --------     --------   --------   --------
Total distributions..........        --         (0.70)         --           --           --      (2.45)        --
                               --------      --------    --------     --------     --------   --------   --------
Net asset value, end of
 period......................  $  17.80      $  18.04    $  15.94     $  11.61     $  12.04   $  13.04   $  17.91
                               ========      ========    ========     ========     ========   ========   ========
Total Return/2/..............     (1.33)%**     17.56%      37.30%       (3.57)%**    (7.67)%   (13.66)%    33.86%
                               ========      ========    ========     ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)..................  $    204      $    214    $    159     $    290     $  3,404   $  5,818   $  6,802
Operating expenses excluding
 custody earnings credit.....      1.20%*        1.55%       2.28%        2.27%*       1.57%      1.47%      1.28%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.....      1.15%*        1.55%       2.28%        2.26%*       1.55%      1.44%      1.24%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.....      2.31%*        2.50%       2.88%        2.87%*       1.62%      1.62%      1.43%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit.....     (0.52)%*      (1.14)%     (1.75)%      (1.40)%*     (1.22)%    (1.22)%    (1.08)%
Portfolio turnover rate......        37%**        106%        162%          35%**        84%        91%       127%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS


   For a Portfolio Share Outstanding Throughout Each Period.

                                                               INVESTMENT CLASS SHARES
                                  --------------------------------------------------------------------------------
                                  SIX MONTH                            FOUR MONTH
                                    PERIOD        YEAR        YEAR       PERIOD           YEAR ENDED AUGUST 31,
                                    ENDED        ENDED       ENDED       ENDED       -----------------------------
                                  6/30/2005+   12/31/2004  12/31/2003 12/31/2002/1/     2002      2001       2000
                                  ----------   ----------  ---------- ------------   --------   --------  --------

Net asset value, beginning of
 period..........................  $  21.47     $  19.52    $  14.34    $  14.84     $  15.53   $  12.31  $  13.60
                                   --------     --------    --------    --------     --------   --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)***..      0.00#       (0.06)       0.04        0.04         0.16       0.17      0.18
Net realized and unrealized gain/
 (loss) on investments...........      0.08         4.51        5.18       (0.29)       (0.71)      3.17     (0.98)
                                   --------     --------    --------    --------     --------   --------  --------
Total from investment operations.      0.08         4.45        5.22       (0.25)       (0.55)      3.34     (0.80)
                                   --------     --------    --------    --------     --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..........................        --        (0.03)      (0.04)      (0.25)       (0.14)     (0.12)    (0.24)
Distributions from capital gains.        --        (2.47)         --          --           --         --     (0.25)
                                   --------     --------    --------    --------     --------   --------  --------
Total distributions..............        --        (2.50)      (0.04)      (0.25)       (0.14)     (0.12)    (0.49)
                                   --------     --------    --------    --------     --------   --------  --------
Net asset value, end of period...  $  21.55     $  21.47    $  19.52    $  14.34     $  14.84   $  15.53  $  12.31
                                   ========     ========    ========    ========     ========   ========  ========
Total Return/2/..................      0.37%**     22.78%      36.41%      (1.66)%**    (3.59)%    27.28%    (5.83)%
                                   ========     ========    ========    ========     ========   ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)......................  $ 17,488     $ 36,826    $ 13,441    $ 16,245     $ 20,325   $ 24,342  $  7,332
Operating expenses excluding
 custody earnings credit.........      1.44%*       1.48%       1.52%       1.54%*       1.16%      1.24%     1.17%
Operating expenses including
 reimbursement/waiver/custody
 earnings credit.................      1.42%*       1.46%       1.52%       1.53%*       1.14%      1.18%     1.15%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credit.................      2.14%*       2.09%       2.12%       2.14%*       1.21%      1.39%     1.32%
Net investment income/(loss)
 including reimbursement/waiver/
 custody earnings credit.........     (0.01)%*     (0.28)%      0.22%       0.82%*       1.02%      1.24%     1.51%
Portfolio turnover rate..........        37%**       134%        124%         43%**       117%        95%       94%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
#  Amount is less than $(0.01) per share.
/1/ The Porfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)


   For a Portfolio Share Outstanding Throughout Each Period.

                                                             INSTITUTIONAL CLASS SHARES
                                  -------------------------------------------------------------------------------
                                  SIX MONTH                           FOUR MONTH
                                    PERIOD        YEAR       YEAR       PERIOD           YEAR ENDED AUGUST 31,
                                    ENDED        ENDED      ENDED       ENDED       -----------------------------
                                  6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/     2002      2001       2000
                                  ----------   ---------- ---------- ------------   --------   --------  --------

Net asset value, beginning of
 period..........................  $  21.50     $  19.55   $  14.35    $  14.86     $  15.53   $  12.31  $  13.61
                                   --------     --------   --------    --------     --------   --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.........      0.03         0.01       0.08        0.05         0.20       0.21      0.21
Net realized and unrealized gain/
 (loss) on investments...........      0.09         4.51       5.21       (0.28)       (0.71)      3.16     (0.99)
                                   --------     --------   --------    --------     --------   --------  --------
Total from investment
 operations......................      0.12         4.52       5.29       (0.23)       (0.51)      3.37     (0.78)
                                   --------     --------   --------    --------     --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..........................        --        (0.10)     (0.09)      (0.28)       (0.16)     (0.15)    (0.27)
Distributions from capital gains.        --        (2.47)        --          --           --         --     (0.25)
                                   --------     --------   --------    --------     --------   --------  --------
Total distributions..............        --        (2.57)     (0.09)      (0.28)       (0.16)     (0.15)    (0.52)
                                   --------     --------   --------    --------     --------   --------  --------
Net asset value, end of period...  $  21.62     $  21.50   $  19.55    $  14.35     $  14.86   $  15.53  $  12.31
                                   ========     ========   ========    ========     ========   ========  ========
Total Return/2/..................      0.56%**     23.11%     36.86%      (1.57)%**    (3.34)%    27.51%    (5.61)%
                                   ========     ========   ========    ========     ========   ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)......................  $  1,581     $  3,961   $ 10,142    $  9,285     $  9,570   $ 14,791  $ 11,739
Operating expenses excluding
 custody earnings credit.........      1.14%*       1.17%      1.23%       1.28%*       0.92%      1.00%     0.95%
Operating expenses including
 reimbursement/waiver/custody
 earnings credit.................      1.12%*       1.15%      1.23%       1.27%*       0.90%      0.94%     0.93%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credit.................      1.84%*       1.78%      1.83%       1.88%*       0.97%      1.15%     1.10%
Net investment income including
 reimbursement/waiver/custody
 earnings credit.................      0.29%*       0.03%      0.51%       1.08%*       1.26%      1.48%     1.73%
Portfolio turnover rate..........        37%**       134%       124%         43%**       117%        95%       94%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

   For a Portfolio Share Outstanding Throughout Each Period.

                                                           INVESTMENT CLASS SHARES
                              --------------------------------------------------------------------------------
                               SIX MONTH                          FOUR MONTH
                                 PERIOD        YEAR       YEAR      PERIOD           YEAR ENDED AUGUST 31,
                                 ENDED        ENDED      ENDED       ENDED      ------------------------------
                               6/30/2005+   12/31/2004 12/31/2003 12/31/20021      2002       2001      2000
                              ----------    ---------- ---------- -----------   --------   --------   --------
Net asset value, beginning of
 period......................  $  10.09      $   9.17   $   7.10   $   7.39     $   8.93   $  12.23   $  10.32
                               --------      --------   --------   --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.....      0.02          0.09       0.05       0.01         0.05       0.06       0.06
Net realized and unrealized
 gain/(loss) on investments..     (0.05)         0.93       2.05      (0.25)       (1.55)     (3.19)      1.91
                               --------      --------   --------   --------     --------   --------   --------
Total from investment
 operations..................     (0.03)         1.02       2.10      (0.24)       (1.50)     (3.13)      1.97
                               --------      --------   --------   --------     --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income......................        --         (0.10)     (0.03)     (0.05)       (0.04)     (0.03)     (0.04)
Distributions from capital
 gains.......................        --            --         --         --           --      (0.14)     (0.02)
                               --------      --------   --------   --------     --------   --------   --------
Total distributions..........        --         (0.10)     (0.03)     (0.05)       (0.04)     (0.17)     (0.06)
                               --------      --------   --------   --------     --------   --------   --------
Net asset value, end of
 period......................  $  10.06      $  10.09   $   9.17   $   7.10     $   7.39   $   8.93   $  12.23
                               ========      ========   ========   ========     ========   ========   ========
Total Return/2/..............     (0.30)%**     11.17%     29.62%     (3.23)%**   (16.95)%   (25.82)%    19.14%
                               ========      ========   ========   ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)..................  $119,914      $122,263   $107,818   $ 63,224     $ 59,466   $ 83,421   $ 85,704
Operating expenses excluding
 custody earnings credit.....      0.86%*        0.92%      1.06%      1.23%*       0.87%      0.67%      0.62%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.....      0.86%*        0.92%      1.05%      1.22%*       0.86%      0.64%      0.60%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.....      0.86%*        0.92%      1.06%      1.23%*       1.01%      0.98%      0.97%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit......................      0.84%*        0.93%      0.66%      0.59%*       0.53%      0.54%      0.54%
Portfolio turnover rate......        22%**         31%         3%         6%**        22%         8%        61%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)


   For a Portfolio Share Outstanding Throughout Each Period.

                                                              INSTITUTIONAL CLASS SHARES
                                  ---------------------------------------------------------------------------------
                                   SIX MONTH                           FOUR MONTH
                                     PERIOD        YEAR       YEAR       PERIOD           YEAR ENDED AUGUST 31,
                                     ENDED        ENDED      ENDED       ENDED       ------------------------------
                                   6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/     2002       2001      2000
                                  ----------    ---------- ---------- ------------   --------   --------   --------

Net asset value, beginning of
 period..........................  $  10.11      $   9.18   $   7.10    $   7.41     $   8.95   $  12.25   $  10.33
                                   --------      --------   --------    --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.........      0.03          0.12       0.08        0.02         0.07       0.09       0.10
Net realized and unrealized gain/
 (loss) on investments...........     (0.05)         0.94       2.05       (0.26)       (1.54)     (3.19)      1.91
                                   --------      --------   --------    --------     --------   --------   --------
Total from investment
 operations......................     (0.02)         1.06       2.13       (0.24)       (1.47)     (3.10)      2.01
                                   --------      --------   --------    --------     --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..........................        --         (0.13)     (0.05)      (0.07)       (0.07)     (0.06)     (0.07)
Distributions from capital gains.        --            --         --          --           --      (0.14)     (0.02)
                                   --------      --------   --------    --------     --------   --------   --------
Total distributions..............        --         (0.13)     (0.05)      (0.07)       (0.07)     (0.20)     (0.09)
                                   --------      --------   --------    --------     --------   --------   --------
Net asset value, end of period...  $  10.09      $  10.11   $   9.18    $   7.10     $   7.41   $   8.95   $  12.25
                                   ========      ========   ========    ========     ========   ========   ========
Total Return/2/..................     (0.40)%**     11.56%     30.05%      (3.18)%**   (16.58)%   (25.56)%    19.45%
                                   ========      ========   ========    ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)......................  $ 41,358      $ 41,368   $ 23,621    $ 15,245     $ 19,999   $ 22,799   $ 17,651
Operating expenses excluding
 custody earnings credit.........      0.56%*        0.62%      0.76%       0.95%*       0.58%      0.37%      0.37%
Operating expenses including
 reimbursement/waiver/custody
 earnings credit.................      0.56%*        0.62%      0.75%       0.94%*       0.57%      0.34%      0.35%
Operating expenses excluding
 reimbursement/waiver/custody
 earnings credit.................      0.56%*        0.62%      0.76%       0.95%*       0.72%      0.68%      0.72%
Net investment income including
 reimbursement/waiver/custody
 earnings credit.................      1.14%*        1.22%      0.96%       0.87%*       0.82%      0.84%      0.79%
Portfolio turnover rate..........        22%**         31%         3%          6%**        22%         8%        61%

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/  Total return represents aggregate total return for the period indicated.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Portfolio Share Outstanding Throughout Each Period.

                                                             QUALIFIED CLASS SHARES
                                ------------------------------------------------------------------------------
                                SIX MONTH                           FOUR MONTH       YEAR ENDED
                                  PERIOD        YEAR       YEAR       PERIOD         AUGUST 31,        PERIOD
                                  ENDED        ENDED      ENDED       ENDED      -----------------      ENDED
                                6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/   2002      2001    8/31/2000/3/
                                ----------   ---------- ---------- ------------  -------   -------   -----------
Net asset value, beginning of
 period........................  $ 10.10      $  9.15    $  7.09     $  7.36     $  8.90   $ 12.23     $ 10.94
                                 -------      -------    -------     -------     -------   -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......     0.01         0.08       0.04        0.01        0.04      0.05        0.09
Net realized and unrealized
 gain/(loss) on investments....    (0.05)        0.94       2.05       (0.25)      (1.54)    (3.19)       1.20
                                 -------      -------    -------     -------     -------   -------     -------
Total from investment
 operations....................    (0.04)        1.02       2.09       (0.24)      (1.50)    (3.14)       1.29
                                 -------      -------    -------     -------     -------   -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income........................       --        (0.07)     (0.03)      (0.03)      (0.04)    (0.05)         --
Distributions from capital
 gains.........................       --           --         --          --          --     (0.14)         --
                                 -------      -------    -------     -------     -------   -------     -------
Total distributions............       --        (0.07)     (0.03)      (0.03)      (0.04)    (0.19)         --
                                 -------      -------    -------     -------     -------   -------     -------
Net asset value, end of
 period........................  $ 10.06      $ 10.10    $  9.15     $  7.09     $  7.36   $  8.90     $ 12.23
                                 =======      =======    =======     =======     =======   =======     =======
Total Return/2/................    (0.20)%**    11.13%     29.45%      (3.22)%**  (16.93)%  (25.90)%     11.79%**
                                 =======      =======    =======     =======     =======   =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)....................  $ 1,299      $ 1,399    $ 3,565     $ 1,730     $ 2,073   $ 1,770     $ 1,158
Operating expenses excluding
 custody earnings credit.......     0.96%*       0.99%      1.15%       1.35%*      0.98%     0.77%       0.62%*
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.......     0.96%*       0.99%      1.14%       1.34%*      0.97%     0.74%       0.60%*
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.......     0.96%*       0.99%      1.15%       1.35%*      1.12%     1.08%       0.97%*
Net investment income including
 reimbursement/waiver/
 custody earnings credit.......     0.74%*       0.85%      0.58%       0.47%*      0.42%     0.44%       0.54%*
Portfolio turnover rate........       22%**        31%         3%          6%**       22%        8%         61%**

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/ Total return represents aggregate total return for the period indicated. /3/ The Dow Jones Wilshire 5000 Index Qualified Class Shares commenced operations May 10, 2000.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

   For a Portfolio Share Outstanding Throughout Each Period.

                                                            HORACE MANN CLASS SHARES
                                ------------------------------------------------------------------------------
                                SIX MONTH                           FOUR MONTH       YEAR ENDED
                                  PERIOD        YEAR       YEAR       PERIOD         AUGUST 31,        PERIOD
                                  ENDED        ENDED      ENDED       ENDED      -----------------      ENDED
                                6/30/2005+   12/31/2004 12/31/2003 12/31/2002/1/   2002      2001    8/31/2000/3/
                                ----------   ---------- ---------- ------------  -------   -------   -----------
Net asset value, beginning of
 period........................  $ 10.08      $  9.15    $  7.09     $  7.38     $  8.91   $ 12.22     $ 10.00
                                 -------      -------    -------     -------     -------   -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***.......     0.02         0.08       0.05        0.01        0.04      0.05        0.07
Net realized and unrealized
 gain/(loss) on investments....    (0.06)        0.95       2.04       (0.25)      (1.53)    (3.17)       2.21
                                 -------      -------    -------     -------     -------   -------     -------
Total from investment
 operations....................    (0.04)        1.03       2.09       (0.24)      (1.49)    (3.12)       2.28
                                 -------      -------    -------     -------     -------   -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income........................       --        (0.10)     (0.03)      (0.05)      (0.04)    (0.05)      (0.06)
Distributions from capital
 gains.........................       --           --         --          --          --     (0.14)         --
                                 -------      -------    -------     -------     -------   -------     -------
Total distributions............       --        (0.10)     (0.03)      (0.05)      (0.04)    (0.19)      (0.06)
                                 -------      -------    -------     -------     -------   -------     -------
Net asset value, end of
 period........................  $ 10.04      $ 10.08    $  9.15     $  7.09     $  7.38   $  8.91     $ 12.22
                                 =======      =======    =======     =======     =======   =======     =======
Total Return/2/................    (0.40)%**    11.23%     29.44%      (3.28)%**  (16.85)%  (25.79)%     22.87%**
                                 =======      =======    =======     =======     =======   =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)....................  $ 1,864      $ 1,964    $ 1,915     $ 1,401     $ 1,401   $ 1,623     $ 1,432
Operating expenses excluding
 custody earnings credit.......     0.91%*       0.97%      1.11%       1.30%*      0.93%     0.72%       0.72%*
Operating expenses including
 reimbursement/waiver/
 custody earnings credit.......     0.91%*       0.97%      1.10%       1.29%*      0.92%     0.69%       0.70%*
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit.......     0.91%*       0.97%      1.11%       1.30%*      1.07%     1.03%       1.07%*
Net investment income including
 reimbursement/waiver/
 custody earnings credit.......     0.79%*       0.87%      0.61%       0.52%*      0.47%     0.49%       0.44%*
Portfolio turnover rate........       22%**        31%         3%          6%**       22%        8%         61%**

---------------
+  Unaudited
*  Annualized.
** Non-annualized.
***The selected per share data was calculated using the average shares outstanding method for the period.
/1/ The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
/2/ Total return represents aggregate total return for the period indicated. /3/ The Dow Jones Wilshire 5000 Index Horace Mann Class Shares commenced operations December 10, 1999.

                      See Notes to Financial Statements.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series:
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (formerly, the "Wilshire 5000 Index Portfolio") (collectively the "Portfolios", each a "Portfolio" of the Company). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to class and voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)


Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. The character of distributions received from Real Estate Investment Trusts (REITs) is estimated during the Portfolios' fiscal year. Actual amounts of income, realized gain and return of capital are not known until after the end of the fiscal year and may differ from those estimated amounts.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Other: In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.    Investment Advisory Fee, Administration Fee and Other Transactions.

The Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire") permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio. For the six months ended June 30, 2005, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire also reimbursed the Small Company Value and Small Company Growth Portfolio for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed.

For the six months ended June 30, 2005, Wilshire voluntarily waived fees and reimbursed expenses as follows:

Fund                                     Waived Fees Reimbursed Expenses
----                                     ----------- -------------------
Small Company Growth Portfolio..........   $40,598         $34,100
Small Company Value Portfolio...........    88,175          15,778

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)


The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, ("L.A. Capital"), Delaware Management Company ("Delaware"), Goldman Sachs Asset Management ("Goldman Sachs"), Pzena Investment Management, LLC ("Pzena"), Bernstein Investment Management and Research ("Bernstein"), Kalmar Investment Advisers ("Kalmar") and NWQ Investment Management Company, LP ("NWQ") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Delaware, and Goldman Sachs each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Bernstein each manage a portion of the Large Company Value Portfolio. L.A. Capital and Kalmar each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement. Effective June 13, 2005, PFPC Trust Company serves as the Company's custodian. Prior to June 13, 2005, each Portfolio maintained a cash balance with its prior custodian and received a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The chairperson also receives an additional $3,000 meeting fee for each board meeting attended. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.    Distribution and Service Plan.

The Directors of the Company, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Dow Jones Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2005, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)


For the six months ended June 30, 2005, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Fund                                     Investment Class Institutional Class
----                                     ---------------- -------------------
Large Company Growth Portfolio..........       0.15%             0.02%
Large Company Value Portfolio...........       0.08%             0.00%
Small Company Growth Portfolio..........       0.11%             0.01%
Small Company Value Portfolio...........       0.07%             0.02%
Dow Jones Wilshire 5000 Index Portfolio.       0.05%             0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the six months ended June 30, 2005, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company, and the Horace Mann Class shareholders of the Dow Jones Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4.    Securities Transactions.

For the six months ended June 30, 2005, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund                                      Purchases      Sales
----                                     ------------ ------------
Large Company Growth Portfolio.......... $117,003,950 $152,967,452
Large Company Value Portfolio...........   13,649,229   12,466,860
Small Company Growth Portfolio..........    6,977,333    4,949,612
Small Company Value Portfolio...........   10,841,783   30,700,336
Dow Jones Wilshire 5000 Index Portfolio.   35,131,533   37,023,830

The aggregate gross unrealized appreciation and depreciation, which are book figures that approximate the Federal income tax basis, at June 30, 2005 for each Portfolio are as follows:

                                         Unrealized   Unrealized   Net Unrealized
Fund                                    Appreciation Depreciation   Appreciation
----                                    ------------ ------------  --------------
Large Company Growth Portfolio......... $88,870,355  $(14,391,510)  $74,478,845
Large Company Value Portfolio..........  10,939,656    (1,534,678)    9,404,978
Small Company Growth Portfolio.........   2,243,667      (622,051)    1,621,616
Small Company Value Portfolio..........   3,338,340      (462,878)    2,875,462
Dow Jones Wilshire 5000 Index Portfolio  38,731,912    (6,504,011)   32,227,901

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)


5.    Significant Shareholder Activity.

On June 30, 2005, the following shareholders held 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Fund
----
Large Company Growth Portfolio (1 omnibus shareholder)......... 56%
Large Company Value Portfolio (2 omnibus shareholders)......... 55%
Small Company Growth Portfolio (2 omnibus shareholders)........ 73%
Small Company Value Portfolio (2 omnibus shareholders)......... 60%
Dow Jones Wilshire 5000 Index Portfolio (2 omnibus shareholder) 87%

6.    Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal-year end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the following Portfolio elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 as follows:

Fund                                                         Capital Losses
----                                                         --------------
Dow Jones Wilshire 5000 Index Portfolio.....................   $2,337,494

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                        Expiring December 31,
-                                       ------------------------------------------------------
Fund                                      2008      2009        2010        2011       2012
----                                    -------- ----------- ----------- ---------- ----------
Large Company Growth Portfolio.........       -- $22,356,080 $38,469,520         --         --
Dow Jones Wilshire 5000 Index Portfolio $343,818   1,775,025   8,232,611 $3,810,802 $5,509,772

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilshirefunds.com, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(UNAUDITED)


During the period ended June 30, 2005, the Board of Directors (the "Board") of Wilshire Mutual Funds (the "Company") approved the renewal for additional one-year terms of the Company's advisory agreement (the "Management Agreement") with Wilshire Associates Incorporated ("Wilshire") and Wilshire's sub-advisory agreements with Los Angeles Capital Management ("LA Capital") and Alliance Capital Management, LP ("Alliance"). In the following text, LA Capital and Alliance are referred to as "Sub-Advisers" and the advisory agreement with each Sub-Adviser is referred to as a "Sub-Advisory Agreement."

The information in this summary outlines the Board's considerations associated with its approval of each of the Agreements. In connection with their deliberations regarding the continuation of these advisory relationships, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Management Agreement and the Sub-Advisory Agreement for each investment portfolio of the Company (each a "Fund") were considered separately, although the Board took into account the common interests of all the Funds in their review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by Wilshire and the Sub-Advisers under the existing advisory arrangements. In considering these matters, the Board was advised with respect to relevant legal standards by counsel independent of Wilshire. In addition, the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940 (the "Independent Directors") discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of Wilshire or the Sub-Advisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve renewal of the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

During the course of each year, the Board receives a wide variety of materials relating to the services provided by Wilshire and the Sub-Advisers, including reports on the Funds' investment results, Fund composition, Fund trading and shareholder services. In connection with their contract review meetings, the Board received and relied upon additional materials which included, among other items: (i) information on the investment performance of each Fund for various time periods ended December 31, 2004 and June 30, 2005; (ii) information provided by Lipper Inc. on the investment performance of the entire universe of domestic funds with substantially similar investment classifications and objective as each Fund, as well as the investment performance of a select group of funds identified by objective criteria suggested by Lipper; (iii) information provided by Lipper on each Fund's management fees and total expenses and the management fees and total expenses of

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)

comparable funds in the Fund's Lipper peer groups; (iv) background information on personnel involved in the investment management and operations of each Fund;
(v) the fall-out benefits, if any, that Wilshire and each Sub-Adviser may receive as a result of their work on behalf of the Funds; (vi) information as to whether and to what extent expense waivers, reimbursements or fee "breakpoints" are applicable to each Fund; (vii) information regarding Wilshire's and the Sub-Advisers' financial results and financial conditions, including their profitability from services performed for the Funds, and (viii) descriptions of various functions performed by Wilshire and the Sub-Advisers for the Funds, such as compliance monitoring and Fund trading practices. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, nor did the Independent Directors independently verify any information provided to them by Wilshire or the Sub-Advisers.

Nature, Extent and Quality of Services

In reviewing the services provided by Wilshire and each Sub-Adviser, the Board considered a variety of matters, including the experience of its personnel who provided such services; its overall financial strength and stability; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.

With respect to Wilshire, the Board took into account Wilshire's substantial experience in researching, selecting and monitoring investment management organizations and the nature and effectiveness of its past services to the Company as a "manager of managers," and noted that Wilshire had been very effective in the past year in identifying and recommending sub-advisers to the Board. The Board also considered the nature, extent and quality of certain other services Wilshire performs or arranges for on the Funds' behalf, including its interaction with third-party service providers, principally the Funds' transfer agent and custodian. The Board also reviewed each Sub-Adviser's investment philosophy and processes as well as brokerage, trading and soft dollar practices.

Investment Performance

The Directors assessed the performance of each Fund compared with the average and median returns of the entire universe of comparable domestic funds identified by Lipper Inc. (each referred to below as a "Lipper Performance Universe") as well as the performance of each Style Fund compared with a smaller group of funds considered by Lipper Inc. to be most comparable to the Fund (each referred to below as a "Lipper Performance Group"). After reviewing the performance of each of the Funds, the Directors concluded that the Funds satisfactorily met their investment objectives for the one-, three- and five-year periods ended April 30, 2005.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)


  . The Small Company Growth Fund outperformed the average and median returns of the funds in its Lipper Performance Group. In December 2004 Kalmar Investment Advisers was added as an additional sub-adviser to the Fund.

  . The Small Company Value Fund outperformed the average and median returns of the funds in its Lipper Performance Group. In September 2004 NWQ Investment Management Company, LP was added as an additional sub-adviser to the Fund.

  . The Large Company Growth Fund met or outperformed the average and median returns of the funds in its Lipper Performance Group, and performed in the top quartile of the funds in its Lipper Performance Universe for the three-, five- and ten-year periods ended on April 30, 2005. In September 2004 Goldman Sachs Asset Management and Transamerica Investment Management, LLC replaced two former sub-advisers to the Fund.

  . The Board noted that although the Large Company Value Fund underperformed the average and median returns of the funds in its Lipper Performance Group for the one-, three- and five-year periods ended April 30, 2005, it outperformed the average return of its Lipper Performance Group for the ten-year period ended on that date. Additionally, it outperformed the average and median returns of the funds in its Lipper Performance Universe for the five- and ten-year periods ended April 30, 2005. In December 2004 Pzena Investment Management, LLC was added as an additional sub-adviser to the Fund.

  . The returns of the Index Fund were at or near the average and median returns of the funds in its Lipper Performance Universe.

The Board also reviewed the value added by each Sub-Adviser as reflected by the performance of the allocated portion of each Fund it managed compared to the Sub-Adviser's benchmarks and Lipper peer groups.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees, management fees (comprised of advisory and administrator fees) and total expenses of each of the Funds compared to those of the funds included in relevant Lipper Performance Universes and Lipper Performance Groups. Wilshire pays the Sub-Advisers' advisory fees out of Wilshire's advisory fee.

The Board concluded that Wilshire's fees and the Sub-Advisers' fees compared favorably to the advisory fees of the funds included in the relevant Lipper Performance Groups. They also noted that Wilshire had voluntarily agreed to waive its fees to keep total operating expenses to not more than 1.50% for each of the Small Company Growth and Small Company Value Funds. This waiver amounted to approximately $130,000 over the past year in fee subsidization to these two Funds.

                                    [GRAPHIC]



WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)


The Board also considered the fees charged by Wilshire and the Sub-Advisers to their other institutional clients. They noted that although the fees charged by Wilshire to the Style Funds were greater than the standard fees charged by Wilshire to its institutional separate account clients, Wilshire performs a variety of compliance and other services for the Funds, in addition to investment advisory services, which are not required by its other institutional clients. They also noted that the fees charged by LA Capital and Alliance were more favorable than those charged to other similar institutional investors.

The Board considered the total expenses of the Large Company Growth Fund and Index Fund, noting that they were below the median expense levels for the funds in their respective Lipper Performance Groups. Although the total expenses of the Large Company Value, Small Company Growth and Small Company Value Funds were above the medians of the funds in their respective Lipper Performance Groups, the Board noted the relatively small asset bases of these Funds (total assets ranged from $12 million to $60 million as of April 30, 2005). They also considered that Wilshire was in the process of finalizing various new service agreements for these Funds that were expected to decrease the Funds' total expense ratios significantly.

The Board also considered information prepared by Wilshire and the Sub-Advisers relating to their respective costs and profits with respect to the Funds, as well as the methodologies used to determine and allocate their costs to the Funds. They noted that neither Wilshire, the Sub-Advisers nor their respective affiliates received benefits other than investment advisory fees as a result of their relationships with the Funds, except the intangible benefits of the favorable publicity arising in connection with the Funds' performance and (in the case of Wilshire) the reimbursement of certain marketing and conference expenses through the Funds' Rule 12b-1 Service and Distribution Plan.

The Board also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that certain of the Sub-Advisers' fee schedules are currently subject to breakpoints. Due to the current relatively small asset size of each of the Funds, the Board concluded that Wilshire would not currently realize any significant economies of scale in acting as investment adviser to the Funds. However, they noted that as the Funds' assets increase in the future, specific consideration would be given to the possibility of adding fee breakpoints to Wilshire's fee schedule to share the benefit of any such economies with the Funds' shareholders.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Management Agreement and each of the Sub-Advisory Agreements provide fair and reasonable compensation in light of the nature and quality of the services being provided by Wilshire and the Sub-Advisors to the respective Funds and their shareholders, and the approval of the Agreements was in the best interests of the Funds and their shareholders.

[LOGO]

c/o PFPC Inc.
P.O. Box 9807
Providence, RI 02940
1-888-200-6796
www.wilshirefunds.com
                                                                       WILSAR05

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wilshire Mutual Funds, Inc.


By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ----------------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)

Date 9/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ----------------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)

Date 9/1/05


By (Signature and Title)* /s/ Scott Boroczi
                          ----------------------------------------
                          Scott Boroczi, Treasurer
                          (principal financial officer)

Date 9/1/05

* Print the name and title of each signing officer under his or her signature.